UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03759

Variable Insurance Products Fund IV

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Materials Portfolio VIP Materials Portfolio Investor Class

This annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 74	0.75%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in diversified chemicals. Also hurting our result were picks and an overweight in commodity chemicals and stock choices and an underweight in construction materials.
•The biggest individual relative detractor was an overweight in Chemours (-44%). The stock was among our largest holdings this period. The second-biggest relative detractor was an overweight in Dow (-22%). The company was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in Sherwin Williams (+10%). This period we decreased our investment in Sherwin Williams.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in diversified metals & mining. Stock picks in copper also boosted relative performance. Also contributing to our result were stock selection and an underweight in specialty chemicals.
•The top individual relative contributor was our non-index stake in First Quantum Minerals (+59%). The second-largest relative contributor was an underweight in Celanese (-55%). The stock was not held at period end. Another notable relative contributor was an overweight in AptarGroup (+29%). The stock was among the fund's biggest holdings at year-end.
•Notable changes in positioning include higher allocations to the paper & plastic packaging products & materials and construction materials industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	-2.54%	8.88%	5.44%
MSCI U.S. IMI Materials 25-50 Index	0.54%	9.01%	7.84%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$62,137,292
Number of Holdings	42
Total Advisory Fee	$474,884
Portfolio Turnover	84%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	56.4
Metals & Mining	21.3
Containers & Packaging	12.4
Construction Materials	9.2
Paper & Forest Products	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 3.7
Zambia - 2.6
Brazil - 2.4
Congo Democratic Republic Of - 2.2
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	16.9
Ecolab Inc	8.4
Air Products and Chemicals Inc	6.3
Corteva Inc	4.1
International Paper Co	3.9
AptarGroup Inc	3.7
CRH PLC	3.2
Axalta Coating Systems Ltd	3.1
Martin Marietta Materials Inc	3.1
Vulcan Materials Co	2.9
55.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914320.100    1842-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Communication Services Portfolio VIP Communication Services Portfolio Investor Class

This annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 81	0.69%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 Index for the fiscal year, led by interactive media & services. An overweight in alternative carriers also boosted relative performance. Also bolstering our relative result were picks in interactive home entertainment.
•The top individual relative contributor was an overweight in Meta Platforms (+66%). We trimmed the position, but the company was among the fund's biggest holdings this period. A non-index stake in Sea gained about 159% and was a second notable relative contributor. This period we decreased our stake in Sea. Another notable relative contributor was an underweight in Comcast (-12%). We reduced our stake in Comcast this period.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in alternative carriers. An underweight in wireless telecommunication services also hampered the fund's result. Also hurting our result were stock picks in passenger ground transportation.
•The largest individual relative detractor was an overweight in Snap (-36%). The second-largest relative detractor was our stake in Charter Communications (-10%). This period we decreased our stake in Charter Communications. Another notable relative detractor was our stake in Trade Desk (-11%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the interactive home entertainment industry and a lower allocation to cable & satellite.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	33.89%	15.30%	12.61%
MSCI U.S. IMI Communication Services 25-50 Index	33.06%	11.57%	9.55%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$237,361,314
Number of Holdings	38
Total Advisory Fee	$1,373,959
Portfolio Turnover	73%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	54.0
Entertainment	25.2
Media	6.8
Diversified Telecommunication Services	6.3
Broadline Retail	2.6
Semiconductors & Semiconductor Equipment	1.5
Software	1.2
Capital Markets	1.0
Automobiles	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Japan - 0.7
Singapore - 0.7
Taiwan - 0.6
United Kingdom - 0.5

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	25.0
Meta Platforms Inc Class A	24.2
Walt Disney Co/The	5.0
Netflix Inc	4.8
AT&T Inc	4.5
Trade Desk Inc (The) Class A	2.7
Amazon.com Inc	2.6
Warner Bros Discovery Inc	2.3
Take-Two Interactive Software Inc	2.3
ROBLOX Corp Class A	2.3
75.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914322.100    1844-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Consumer Staples Portfolio VIP Consumer Staples Portfolio Service Class 2

This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 90	0.88%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in personal care products and soft drinks & non-alcoholic beverages.
•The largest individual relative detractor this period was avoiding Costco Wholesale, an index component that gained approximately 40%. A second notable relative detractor was an underweight in Walmart (+74%). The stock was one of the fund's biggest holdings. Another notable relative detractor was an overweight in Estee Lauder (-48%). This period we increased our investment in Estee Lauder. The stock was among our largest holdings.
•In contrast, the primary contributor to performance versus the sector index was stock picking in soft drinks & non-alcoholic beverages. Stock selection in consumer staples merchandise retail and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Dollar General (-43%). The stock was not held at period end. The second-largest relative contributor was an underweight in PepsiCo (-8%). The stock was one of our largest holdings this period. Another notable relative contributor was an underweight in Dollar Tree (-47%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to distillers & vintners.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	5.29%	2.77%
MSCI U.S. IMI Consumer Staples 25-50 Index	13.38%	9.76%
S&P 500® Index	25.02%	25.15%
A   From August 16, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$235,079,081
Number of Holdings	31
Total Advisory Fee	$1,557,931
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	41.5
Household Products	17.7
Food Products	16.9
Consumer Staples Distribution & Retail	13.5
Personal Care Products	7.7
Tobacco	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
United Kingdom - 3.8

TOP HOLDINGS (% of Fund's net assets)
Procter & Gamble Co/The	13.9
Coca-Cola Co/The	13.1
Keurig Dr Pepper Inc	10.3
Walmart Inc	7.8
Constellation Brands Inc Class A	4.8
Estee Lauder Cos Inc/The Class A	4.4
Target Corp	3.9
JM Smucker Co	3.9
Monster Beverage Corp	3.7
Energizer Holdings Inc	3.5
69.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914318.100    7359-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Real Estate Portfolio VIP Real Estate Portfolio Service Class 2

This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 89	0.86%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially within the real estate services category. Security selection among health care REITs also boosted the fund's relative performance, as did an underweight in the timber industry.
•The top individual relative contributor was an overweight in CBRE (+41%), one of our biggest holdings. Outsized exposure to Ventas (+22%) helped as well. The company was one of our largest positions in 2024. An overweight in Equinix (+20%) further bolstered performance and was the fund's largest holding at period end.
•In contrast, the primary detractor from performance versus the real estate index was an overweight among industrial REITs. An underweight in the office segment also hampered the fund's result. Further detracting from our result were picks and an overweight in the single-family residential group.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained about 54%. Avoiding Simon Property Group, an index component that gained 27%, hurt as well. An overweight in Americold Realty Trust (-26%) also detracted. This period we decreased our position in Americold Realty Trust.
•Notable changes in positioning include increased exposure to the retail and real estate services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	6.25%	1.94%	3.67%
MSCI US IMI Real Estate 25/50 Linked Index	5.05%	0.97%	3.65%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$357,298,750
Number of Holdings	33
Total Advisory Fee	$2,164,560
Portfolio Turnover	37%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.2
Residential REITs	14.1
Retail REITs	13.8
Industrial REITs	12.1
Real Estate Management & Development	10.3
Health Care REITs	10.0
Office REITs	1.9
Hotel & Resort REITs	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	9.8
Prologis Inc	8.1
American Tower Corp	7.0
CBRE Group Inc Class A	6.6
Ventas Inc	6.3
Public Storage Operating Co	3.9
Crown Castle Inc	3.8
Welltower Inc	3.7
CubeSmart	3.6
Sun Communities Inc	3.3
56.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914248.100    1157-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Energy Portfolio VIP Energy Portfolio Investor Class

This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 69	0.68%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Stock selection and an overweight in oil & gas drilling also hampered the fund's result. Also hurting our result were stock picks in integrated oil & gas.
•The largest individual relative detractor this period was avoiding Williams Companies, an index component that gained roughly 62%. Not owning Kinder Morgan, an index component that gained roughly 64%, was the second-largest relative detractor. Another notable relative detractor was an overweight in Valaris (-35%).
•In contrast, the biggest contributor to performance versus the sector index was security selection in independent power producers & energy traders, a group not part of the index. Picks in oil & gas refining & marketing and oil & gas equipment & services also boosted the fund's relative performance.
•The fund's non-index stake in Vistra gained approximately 260% and was the top individual relative contributor. A non-index stake in Energy Transfer gained roughly 54% and was a second notable relative contributor. The company was one of the fund's biggest holdings at period end. An overweight in TechnipFMC (+45%) also helped. The company was among our largest holdings at period end.
•Notable changes in positioning include increased exposure to the oil & gas storage & transportation industry and a lower allocation to oil & gas equipment & services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	4.20%	12.33%	4.37%
MSCI U.S. IMI Energy 25-50 Index	6.67%	12.76%	4.51%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$456,406,141
Number of Holdings	38
Total Advisory Fee	$3,088,735
Portfolio Turnover	17%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	81.8
Energy Equipment & Services	14.0
Independent Power and Renewable Electricity Producers	2.7
Machinery	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.1
Canada - 11.9
United Kingdom - 3.6
Norway - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.0
Cheniere Energy Inc	5.6
Chevron Corp	5.4
Cenovus Energy Inc	5.3
Energy Transfer LP	5.3
Canadian Natural Resources Ltd	4.5
Schlumberger NV	4.3
Marathon Petroleum Corp	4.2
TechnipFMC PLC	3.5
Occidental Petroleum Corp	3.5
65.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914158.100    1478-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Real Estate Portfolio VIP Real Estate Portfolio Investor Class

This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.69%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially within the real estate services category. Security selection among health care REITs also boosted the fund's relative performance, as did an underweight in the timber industry.
•The top individual relative contributor was an overweight in CBRE (+41%), one of our biggest holdings. Outsized exposure to Ventas (+22%) helped as well. The company was one of our largest positions in 2024. An overweight in Equinix (+20%) further bolstered performance and was the fund's largest holding at period end.
•In contrast, the primary detractor from performance versus the real estate index was an overweight among industrial REITs. An underweight in the office segment also hampered the fund's result. Further detracting from our result were picks and an overweight in the single-family residential group.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained about 54%. Avoiding Simon Property Group, an index component that gained 27%, hurt as well. An overweight in Americold Realty Trust (-26%) also detracted. This period we decreased our position in Americold Realty Trust.
•Notable changes in positioning include increased exposure to the retail and real estate services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	6.40%	2.12%	3.85%
MSCI US IMI Real Estate 25/50 Linked Index	5.05%	0.97%	3.65%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$357,298,750
Number of Holdings	33
Total Advisory Fee	$2,164,560
Portfolio Turnover	37%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.2
Residential REITs	14.1
Retail REITs	13.8
Industrial REITs	12.1
Real Estate Management & Development	10.3
Health Care REITs	10.0
Office REITs	1.9
Hotel & Resort REITs	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	9.8
Prologis Inc	8.1
American Tower Corp	7.0
CBRE Group Inc Class A	6.6
Ventas Inc	6.3
Public Storage Operating Co	3.9
Crown Castle Inc	3.8
Welltower Inc	3.7
CubeSmart	3.6
Sun Communities Inc	3.3
56.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914249.100    1469-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Health Care Portfolio VIP Health Care Portfolio Service Class 2

This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 87	0.85%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially within health care equipment. Stock selection in pharmaceuticals and managed health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+54%). The company was the fund's largest holding on average this period. The second-largest relative contributor was our non-index stake in Argenx (+61%). The stock was one of our largest holdings at period end. An overweight in Masimo (+41%) also contributed. The company was among the fund's largest holdings at period end.
•In contrast, the primary detractors from performance versus the sector index were stock picks and an overweight in health care services. Also hurting our result were stock choices in health care facilities and life sciences tools & services.
•The biggest individual relative detractor was an overweight in 10X Genomics (-74%). The second-largest relative detractor was our stake in agilon health (-84%). The stock was not held at period end. A non-index stake in Legend Biotech returned -46% and notably hurt. This period we increased our stake in Legend Biotech.
•Notable changes in positioning include decreased exposure to the health care services industry and a higher allocation to biotechnology.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 11, 2019 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Service Class 2	4.86%	5.19%	7.40%
MSCI U.S. IMI Health Care 25-50 Index	2.75%	7.29%	8.79%
S&P 500® Index	25.02%	14.53%	15.07%
A   From April 11, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,064,998,831
Number of Holdings	112
Total Advisory Fee	$7,050,001
Portfolio Turnover	44%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	30.3
Biotechnology	24.7
Health Care Providers & Services	20.7
Pharmaceuticals	10.9
Life Sciences Tools & Services	10.2
Health Care Technology	2.4
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 1.5
Preferred Securities - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 3.6
Belgium - 2.0
Denmark - 1.4
Canada - 0.9
United Kingdom - 0.2
Germany - 0.2
Israel - 0.2
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	11.2
Boston Scientific Corp	10.8
Eli Lilly & Co	5.9
Danaher Corp	5.5
Penumbra Inc	4.7
Insulet Corp	3.5
Stryker Corp	3.1
Masimo Corp	3.1
Argenx SE ADR	2.8
Thermo Fisher Scientific Inc	2.1
52.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914160.100    1021-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Health Care Portfolio VIP Health Care Portfolio Initial Class

This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 61	0.59%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially within health care equipment. Stock selection in pharmaceuticals and managed health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+54%). The company was the fund's largest holding on average this period. The second-largest relative contributor was our non-index stake in Argenx (+61%). The stock was one of our largest holdings at period end. An overweight in Masimo (+41%) also contributed. The company was among the fund's largest holdings at period end.
•In contrast, the primary detractors from performance versus the sector index were stock picks and an overweight in health care services. Also hurting our result were stock choices in health care facilities and life sciences tools & services.
•The biggest individual relative detractor was an overweight in 10X Genomics (-74%). The second-largest relative detractor was our stake in agilon health (-84%). The stock was not held at period end. A non-index stake in Legend Biotech returned -46% and notably hurt. This period we increased our stake in Legend Biotech.
•Notable changes in positioning include decreased exposure to the health care services industry and a higher allocation to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	5.14%	5.46%	7.96%
MSCI U.S. IMI Health Care 25-50 Index	2.75%	7.29%	8.90%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,064,998,831
Number of Holdings	112
Total Advisory Fee	$7,050,001
Portfolio Turnover	44%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	30.3
Biotechnology	24.7
Health Care Providers & Services	20.7
Pharmaceuticals	10.9
Life Sciences Tools & Services	10.2
Health Care Technology	2.4
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 1.5
Preferred Securities - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 3.6
Belgium - 2.0
Denmark - 1.4
Canada - 0.9
United Kingdom - 0.2
Germany - 0.2
Israel - 0.2
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	11.2
Boston Scientific Corp	10.8
Eli Lilly & Co	5.9
Danaher Corp	5.5
Penumbra Inc	4.7
Insulet Corp	3.5
Stryker Corp	3.1
Masimo Corp	3.1
Argenx SE ADR	2.8
Thermo Fisher Scientific Inc	2.1
52.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914162.100    942-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Materials Portfolio VIP Materials Portfolio Initial Class

This annual shareholder report contains information about VIP Materials Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 66	0.67%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Materials 25/50 Linked Index for the fiscal year, especially an overweight in diversified chemicals. Also hurting our result were picks and an overweight in commodity chemicals and stock choices and an underweight in construction materials.
•The biggest individual relative detractor was an overweight in Chemours (-44%). The stock was among our largest holdings this period. The second-biggest relative detractor was an overweight in Dow (-22%). The company was one of the fund's largest holdings this period. Another notable relative detractor was an underweight in Sherwin Williams (+10%). This period we decreased our investment in Sherwin Williams.
•In contrast, the biggest contributor to performance versus the sector index was stock selection in diversified metals & mining. Stock picks in copper also boosted relative performance. Also contributing to our result were stock selection and an underweight in specialty chemicals.
•The top individual relative contributor was our non-index stake in First Quantum Minerals (+59%). The second-largest relative contributor was an underweight in Celanese (-55%). The stock was not held at period end. Another notable relative contributor was an overweight in AptarGroup (+29%). The stock was among the fund's biggest holdings at year-end.
•Notable changes in positioning include higher allocations to the paper & plastic packaging products & materials and construction materials industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	-2.44%	8.95%	5.52%
MSCI U.S. IMI Materials 25-50 Index	0.54%	9.01%	7.84%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$62,137,292
Number of Holdings	42
Total Advisory Fee	$474,884
Portfolio Turnover	84%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Chemicals	56.4
Metals & Mining	21.3
Containers & Packaging	12.4
Construction Materials	9.2
Paper & Forest Products	0.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.5
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 88.8
Canada - 3.7
Zambia - 2.6
Brazil - 2.4
Congo Democratic Republic Of - 2.2
Germany - 0.3

TOP HOLDINGS (% of Fund's net assets)
Linde PLC	16.9
Ecolab Inc	8.4
Air Products and Chemicals Inc	6.3
Corteva Inc	4.1
International Paper Co	3.9
AptarGroup Inc	3.7
CRH PLC	3.2
Axalta Coating Systems Ltd	3.1
Martin Marietta Materials Inc	3.1
Vulcan Materials Co	2.9
55.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a basic fee rate that may vary by class (subject to a performance adjustment). The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914319.100    1841-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Financials Portfolio VIP Financials Portfolio Initial Class

This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 72	0.62%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, especially an overweight in diversified financial services. Stock picks among investment banking & brokerage firms and regional banks also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among our biggest holdings. Outsized exposure to Baldwin Insurance Group (+62%) also helped. Another notable relative contributor was a larger-than-index stake in LPL Financial Holdings (+57%). This was a position we established this period and one of our largest holdings at the end of 2024.
•In contrast, the biggest detractor from performance versus the sector index was security selection in asset management & custody banks. Also hurting our result was stock picking in the financial exchanges & data and property & casualty insurance industries.
•Not owning JPMorgan Chase, an index component that gained roughly 44%, was the largest individual relative detractor. Avoiding American Express, an index component that gained about 60%, also hurt. An outsized allocation to MarketAxess Holdings (-22%) further detracted. This period we increased our stake in MarketAxess Holdings.
•Notable changes in positioning include increased exposure to the consumer finance and diversified financial services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	32.73%	13.38%	11.39%
MSCI U.S. IMI Financials 5% Capped Linked Index	30.21%	11.96%	11.40%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$295,521,247
Number of Holdings	68
Total Advisory Fee	$1,447,937
Portfolio Turnover	37%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Banks	31.4
Financial Services	22.2
Capital Markets	20.5
Insurance	17.9
Consumer Finance	6.8
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
United Kingdom - 3.6
Puerto Rico - 1.5
Grand Cayman (UK Overseas Ter) - 0.6
Mexico - 0.3

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.8
Wells Fargo & Co	6.1
Bank of America Corp	5.0
Citigroup Inc	4.1
Reinsurance Group of America Inc	3.7
Apollo Global Management Inc	3.3
Visa Inc Class A	2.6
Morgan Stanley	2.4
LPL Financial Holdings Inc	2.3
Marsh & McLennan Cos Inc	2.2
40.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914232.100    947-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Utilities Portfolio VIP Utilities Portfolio Investor Class

This annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 79	0.69%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, sector and industry positioning was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by an overweight in independent power producers & energy traders. Security selection in electric utilities also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+262%). The stock was among our biggest holdings. The second-largest relative contributor was an overweight in Constellation Energy (+93%). The company was among the fund's biggest holdings. Another notable relative contributor was an overweight in Entergy (+55%). The company was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Stock picking and an overweight in renewable electricity also hampered the fund's result. Also detracting from our result was security selection in coal & consumable fuels.
•The largest individual relative detractor was our stake in NextEra Energy Partners (-28%). The stock was not held at period end. The second-largest relative detractor was an overweight in AES (-30%). This period we increased our stake in AES. An overweight in Eversource Energy (-2%) also hurt. The company was one of the fund's largest holdings this period.
•Notable changes in positioning include higher allocations to the independent power producers & energy traders and multi-utilities industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	28.89%	9.47%	9.69%
MSCI U.S. IMI Utilities 25-50 Index	23.20%	6.14%	8.30%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$317,106,179
Number of Holdings	32
Total Advisory Fee	$1,503,476
Portfolio Turnover	77%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	61.3
Multi-Utilities	23.1
Independent Power and Renewable Electricity Producers	7.7
Gas Utilities	1.8
Electrical Equipment	1.3
Semiconductors & Semiconductor Equipment	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	9.8
Duke Energy Corp	7.3
Sempra	6.8
Constellation Energy Corp	5.9
PG&E Corp	5.8
Vistra Corp	5.0
Entergy Corp	4.9
Public Service Enterprise Group Inc	4.3
Ameren Corp	4.3
Xcel Energy Inc	4.2
58.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914174.100    1480-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Consumer Discretionary Portfolio VIP Consumer Discretionary Portfolio Initial Class

This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 69	0.62%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, led by choices in the footwear industry. Security selection in automobile manufacturers and the other specialty retail category also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Williams-Sonoma (+88%). A second notable relative contributor was an overweight in Dicks Sporting Goods (+58%). The stock was among our largest holdings. An overweight in Deckers Outdoor (+80%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in apparel, accessories & luxury goods. Stock picking and an overweight in automotive parts & equipment also hampered the fund's result. Also detracting from our result was an overweight in other specialty retail.
•The biggest individual relative detractor was our stake in Aptiv Irish Holdings (-35%). The stock was not held at period end. The second-largest relative detractor was our stake in lululemon athletica (-24%). This period we decreased our investment in lululemon athletica. Another notable relative detractor was our non-index stake in Dollar Tree (-48%).
•Notable changes in positioning include lower allocations to the apparel, accessories & luxury goods and footwear industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	24.71%	13.48%	12.29%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	24.48%	16.03%	14.04%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$259,189,638
Number of Holdings	58
Total Advisory Fee	$1,473,697
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.9
Specialty Retail	23.1
Automobiles	18.2
Hotels, Restaurants & Leisure	17.6
Textiles, Apparel & Luxury Goods	6.1
Household Durables	4.2
Automobile Components	2.8
Building Products	0.7
Consumer Staples Distribution & Retail	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Bailiwick Of Jersey - 2.0
Canada - 1.8
Brazil - 0.7
United Kingdom - 0.4
Switzerland - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.0
Tesla Inc	16.8
Home Depot Inc/The	4.4
Lowe's Cos Inc	4.0
TJX Cos Inc/The	2.5
Hilton Worldwide Holdings Inc	2.4
McDonald's Corp	2.3
Dick's Sporting Goods Inc	2.3
Booking Holdings Inc	2.2
Marriott International Inc/MD Class A1	1.9
62.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914237.100    991-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Consumer Discretionary Portfolio VIP Consumer Discretionary Portfolio Service Class 2

This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 97	0.86%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, led by choices in the footwear industry. Security selection in automobile manufacturers and the other specialty retail category also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Williams-Sonoma (+88%). A second notable relative contributor was an overweight in Dicks Sporting Goods (+58%). The stock was among our largest holdings. An overweight in Deckers Outdoor (+80%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in apparel, accessories & luxury goods. Stock picking and an overweight in automotive parts & equipment also hampered the fund's result. Also detracting from our result was an overweight in other specialty retail.
•The biggest individual relative detractor was our stake in Aptiv Irish Holdings (-35%). The stock was not held at period end. The second-largest relative detractor was our stake in lululemon athletica (-24%). This period we decreased our investment in lululemon athletica. Another notable relative detractor was our non-index stake in Dollar Tree (-48%).
•Notable changes in positioning include lower allocations to the apparel, accessories & luxury goods and footwear industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	24.38%	25.69%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	24.48%	25.13%
S&P 500® Index	25.02%	25.15%
A   From August 16, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$259,189,638
Number of Holdings	58
Total Advisory Fee	$1,473,697
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.9
Specialty Retail	23.1
Automobiles	18.2
Hotels, Restaurants & Leisure	17.6
Textiles, Apparel & Luxury Goods	6.1
Household Durables	4.2
Automobile Components	2.8
Building Products	0.7
Consumer Staples Distribution & Retail	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Bailiwick Of Jersey - 2.0
Canada - 1.8
Brazil - 0.7
United Kingdom - 0.4
Switzerland - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.0
Tesla Inc	16.8
Home Depot Inc/The	4.4
Lowe's Cos Inc	4.0
TJX Cos Inc/The	2.5
Hilton Worldwide Holdings Inc	2.4
McDonald's Corp	2.3
Dick's Sporting Goods Inc	2.3
Booking Holdings Inc	2.2
Marriott International Inc/MD Class A1	1.9
62.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914236.100    7358-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Real Estate Portfolio VIP Real Estate Portfolio Service Class

This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$ 74	0.72%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially within the real estate services category. Security selection among health care REITs also boosted the fund's relative performance, as did an underweight in the timber industry.
•The top individual relative contributor was an overweight in CBRE (+41%), one of our biggest holdings. Outsized exposure to Ventas (+22%) helped as well. The company was one of our largest positions in 2024. An overweight in Equinix (+20%) further bolstered performance and was the fund's largest holding at period end.
•In contrast, the primary detractor from performance versus the real estate index was an overweight among industrial REITs. An underweight in the office segment also hampered the fund's result. Further detracting from our result were picks and an overweight in the single-family residential group.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained about 54%. Avoiding Simon Property Group, an index component that gained 27%, hurt as well. An overweight in Americold Realty Trust (-26%) also detracted. This period we decreased our position in Americold Realty Trust.
•Notable changes in positioning include increased exposure to the retail and real estate services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class	6.38%	2.10%	3.83%
MSCI US IMI Real Estate 25/50 Linked Index	5.05%	0.97%	3.65%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$357,298,750
Number of Holdings	33
Total Advisory Fee	$2,164,560
Portfolio Turnover	37%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.2
Residential REITs	14.1
Retail REITs	13.8
Industrial REITs	12.1
Real Estate Management & Development	10.3
Health Care REITs	10.0
Office REITs	1.9
Hotel & Resort REITs	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	9.8
Prologis Inc	8.1
American Tower Corp	7.0
CBRE Group Inc Class A	6.6
Ventas Inc	6.3
Public Storage Operating Co	3.9
Crown Castle Inc	3.8
Welltower Inc	3.7
CubeSmart	3.6
Sun Communities Inc	3.3
56.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914247.100    1156-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Consumer Discretionary Portfolio VIP Consumer Discretionary Portfolio Investor Class

This annual shareholder report contains information about VIP Consumer Discretionary Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 78	0.70%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Consumer Discretionary 25/50 Index for the fiscal year, led by choices in the footwear industry. Security selection in automobile manufacturers and the other specialty retail category also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Williams-Sonoma (+88%). A second notable relative contributor was an overweight in Dicks Sporting Goods (+58%). The stock was among our largest holdings. An overweight in Deckers Outdoor (+80%) also helped.
•In contrast, the biggest detractor from performance versus the sector index was an overweight in apparel, accessories & luxury goods. Stock picking and an overweight in automotive parts & equipment also hampered the fund's result. Also detracting from our result was an overweight in other specialty retail.
•The biggest individual relative detractor was our stake in Aptiv Irish Holdings (-35%). The stock was not held at period end. The second-largest relative detractor was our stake in lululemon athletica (-24%). This period we decreased our investment in lululemon athletica. Another notable relative detractor was our non-index stake in Dollar Tree (-48%).
•Notable changes in positioning include lower allocations to the apparel, accessories & luxury goods and footwear industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	24.59%	13.38%	12.20%
MSCI U.S. IMI Consumer Discretionary 25-50 Index	24.48%	16.03%	14.04%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$259,189,638
Number of Holdings	58
Total Advisory Fee	$1,473,697
Portfolio Turnover	25%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Broadline Retail	25.9
Specialty Retail	23.1
Automobiles	18.2
Hotels, Restaurants & Leisure	17.6
Textiles, Apparel & Luxury Goods	6.1
Household Durables	4.2
Automobile Components	2.8
Building Products	0.7
Consumer Staples Distribution & Retail	0.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.7
Bailiwick Of Jersey - 2.0
Canada - 1.8
Brazil - 0.7
United Kingdom - 0.4
Switzerland - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Amazon.com Inc	24.0
Tesla Inc	16.8
Home Depot Inc/The	4.4
Lowe's Cos Inc	4.0
TJX Cos Inc/The	2.5
Hilton Worldwide Holdings Inc	2.4
McDonald's Corp	2.3
Dick's Sporting Goods Inc	2.3
Booking Holdings Inc	2.2
Marriott International Inc/MD Class A1	1.9
62.8
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914235.100    1474-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Consumer Staples Portfolio VIP Consumer Staples Portfolio Initial Class

This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 64	0.62%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in personal care products and soft drinks & non-alcoholic beverages.
•The largest individual relative detractor this period was avoiding Costco Wholesale, an index component that gained approximately 40%. A second notable relative detractor was an underweight in Walmart (+74%). The stock was one of the fund's biggest holdings. Another notable relative detractor was an overweight in Estee Lauder (-48%). This period we increased our investment in Estee Lauder. The stock was among our largest holdings.
•In contrast, the primary contributor to performance versus the sector index was stock picking in soft drinks & non-alcoholic beverages. Stock selection in consumer staples merchandise retail and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Dollar General (-43%). The stock was not held at period end. The second-largest relative contributor was an underweight in PepsiCo (-8%). The stock was one of our largest holdings this period. Another notable relative contributor was an underweight in Dollar Tree (-47%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to distillers & vintners.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	5.57%	6.68%	7.16%
MSCI U.S. IMI Consumer Staples 25-50 Index	13.38%	8.32%	8.18%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$235,079,081
Number of Holdings	31
Total Advisory Fee	$1,557,931
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	41.5
Household Products	17.7
Food Products	16.9
Consumer Staples Distribution & Retail	13.5
Personal Care Products	7.7
Tobacco	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
United Kingdom - 3.8

TOP HOLDINGS (% of Fund's net assets)
Procter & Gamble Co/The	13.9
Coca-Cola Co/The	13.1
Keurig Dr Pepper Inc	10.3
Walmart Inc	7.8
Constellation Brands Inc Class A	4.8
Estee Lauder Cos Inc/The Class A	4.4
Target Corp	3.9
JM Smucker Co	3.9
Monster Beverage Corp	3.7
Energizer Holdings Inc	3.5
69.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914316.100    1839-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Industrials Portfolio VIP Industrials Portfolio Initial Class

This annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 68	0.61%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the year, especially within industrial machinery & supplies & components. An overweight in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result were stock picking and an overweight in aerospace & defense.
•The top individual relative contributor was an overweight in Howmet Aerospace (+103%). The company was one of our largest holdings. A second notable relative contributor was an overweight in GE Vernova (+135%). This was a stake we established this period. The company was one of the fund's largest holdings at period end. Another notable relative contributor was an overweight in GE Aerospace (+65%). The company was the fund's biggest holding.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. Also hurting our result were an overweight in cargo ground transportation and an underweight in passenger airlines.
•The largest individual relative detractor was an overweight in Boeing (-31%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-7%). Another notable relative detractor this period was avoiding RTX, an index component that gained 41%.
•Notable changes in positioning include increased exposure to the heavy electrical equipment and trading companies & distributors industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	23.64%	12.44%	10.32%
MSCI U.S. IMI Industrials 25-50 Index	17.05%	12.27%	10.95%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$239,293,073
Number of Holdings	54
Total Advisory Fee	$1,346,907
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	23.5
Machinery	21.6
Electrical Equipment	14.7
Building Products	10.9
Ground Transportation	10.7
Trading Companies & Distributors	7.0
Construction & Engineering	3.8
Professional Services	2.8
Commercial Services & Supplies	2.6
Others	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	5.9
GE Vernova Inc	5.2
Howmet Aerospace Inc	5.0
Parker-Hannifin Corp	4.3
Boeing Co	4.2
Ingersoll Rand Inc	4.0
Trane Technologies PLC	4.0
TransDigm Group Inc	3.5
Eaton Corp PLC	3.5
Union Pacific Corp	3.5
43.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914234.100    970-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Technology Portfolio VIP Technology Portfolio Service Class 2

This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 97	0.82%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the year, led by our choices in the semiconductors category. Stock picks in application software also boosted the fund's relative performance. Also contributing to our result was an underweight in technology hardware, storage & peripherals.
•The fund's top individual relative contributor was an overweight in Nvidia (+171%). Although we trimmed the position a bit this period, the company was the fund's biggest holding, on average, the past 12 months and at year-end. A second notable relative contributor was an overweight in Marvell Technology (+85%). The stock was one of our biggest holdings. Another notable relative contributor this period was avoiding Intel, an index component that returned about -60%.
•In contrast, the biggest detractor from performance versus the industry index was an overweight in internet services & infrastructure. Out-of-index exposure to passenger ground transportation also hampered the fund's result. Further detracting from our result were stock picking and an underweight in communications equipment.
•The largest individual relative detractor was an overweight in ON Semiconductor (-25%). The stock was among our largest holdings. The second-largest relative detractor was an underweight in Broadcom (+110%). This was an investment we established this period. A non-index stake in GlobalFoundries returned -29% and notably hurt. The company was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	35.26%	35.57%
MSCI U.S. IMI Information Technology 25-50 Index	29.38%	33.55%
S&P 500® Index	25.02%	25.15%
A   From August 16, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,905,464,976
Number of Holdings	95
Total Advisory Fee	$15,690,980
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	42.1
Software	21.7
Technology Hardware, Storage & Peripherals	19.8
IT Services	5.6
Communications Equipment	3.5
Broadline Retail	1.8
Ground Transportation	1.2
Electronic Equipment, Instruments & Components	1.1
Entertainment	0.8
Others	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
China - 3.4
Canada - 2.1
Taiwan - 2.1
Netherlands - 0.9
India - 0.1
France - 0.1
United Kingdom - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	21.4
Apple Inc	17.7
Microsoft Corp	9.5
Marvell Technology Inc	4.4
Servicenow Inc	3.7
Cisco Systems Inc	3.5
ON Semiconductor Corp	3.5
NXP Semiconductors NV	3.3
GlobalFoundries Inc	2.6
Salesforce Inc	2.4
72.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914155.100    7361-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Technology Portfolio VIP Technology Portfolio Investor Class

This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 77	0.65%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the year, led by our choices in the semiconductors category. Stock picks in application software also boosted the fund's relative performance. Also contributing to our result was an underweight in technology hardware, storage & peripherals.
•The fund's top individual relative contributor was an overweight in Nvidia (+171%). Although we trimmed the position a bit this period, the company was the fund's biggest holding, on average, the past 12 months and at year-end. A second notable relative contributor was an overweight in Marvell Technology (+85%). The stock was one of our biggest holdings. Another notable relative contributor this period was avoiding Intel, an index component that returned about -60%.
•In contrast, the biggest detractor from performance versus the industry index was an overweight in internet services & infrastructure. Out-of-index exposure to passenger ground transportation also hampered the fund's result. Further detracting from our result were stock picking and an underweight in communications equipment.
•The largest individual relative detractor was an overweight in ON Semiconductor (-25%). The stock was among our largest holdings. The second-largest relative detractor was an underweight in Broadcom (+110%). This was an investment we established this period. A non-index stake in GlobalFoundries returned -29% and notably hurt. The company was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	35.49%	23.72%	21.83%
MSCI U.S. IMI Information Technology 25-50 Index	29.38%	21.55%	20.54%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,905,464,976
Number of Holdings	95
Total Advisory Fee	$15,690,980
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	42.1
Software	21.7
Technology Hardware, Storage & Peripherals	19.8
IT Services	5.6
Communications Equipment	3.5
Broadline Retail	1.8
Ground Transportation	1.2
Electronic Equipment, Instruments & Components	1.1
Entertainment	0.8
Others	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
China - 3.4
Canada - 2.1
Taiwan - 2.1
Netherlands - 0.9
India - 0.1
France - 0.1
United Kingdom - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	21.4
Apple Inc	17.7
Microsoft Corp	9.5
Marvell Technology Inc	4.4
Servicenow Inc	3.7
Cisco Systems Inc	3.5
ON Semiconductor Corp	3.5
NXP Semiconductors NV	3.3
GlobalFoundries Inc	2.6
Salesforce Inc	2.4
72.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914154.100    1479-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Consumer Staples Portfolio VIP Consumer Staples Portfolio Investor Class

This annual shareholder report contains information about VIP Consumer Staples Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 71	0.70%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the MSCI US IMI Consumer Staples 25/50 Index for the fiscal year, especially an underweight in consumer staples merchandise retail. Also hurting our result were overweights in personal care products and soft drinks & non-alcoholic beverages.
•The largest individual relative detractor this period was avoiding Costco Wholesale, an index component that gained approximately 40%. A second notable relative detractor was an underweight in Walmart (+74%). The stock was one of the fund's biggest holdings. Another notable relative detractor was an overweight in Estee Lauder (-48%). This period we increased our investment in Estee Lauder. The stock was among our largest holdings.
•In contrast, the primary contributor to performance versus the sector index was stock picking in soft drinks & non-alcoholic beverages. Stock selection in consumer staples merchandise retail and distillers & vintners also boosted the fund's relative performance.
•The top individual relative contributor was an underweight in Dollar General (-43%). The stock was not held at period end. The second-largest relative contributor was an underweight in PepsiCo (-8%). The stock was one of our largest holdings this period. Another notable relative contributor was an underweight in Dollar Tree (-47%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the tobacco industry and a higher allocation to distillers & vintners.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.45%	6.59%	7.08%
MSCI U.S. IMI Consumer Staples 25-50 Index	13.38%	8.32%	8.18%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$235,079,081
Number of Holdings	31
Total Advisory Fee	$1,557,931
Portfolio Turnover	46%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Beverages	41.5
Household Products	17.7
Food Products	16.9
Consumer Staples Distribution & Retail	13.5
Personal Care Products	7.7
Tobacco	2.7

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 100.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 96.2
United Kingdom - 3.8

TOP HOLDINGS (% of Fund's net assets)
Procter & Gamble Co/The	13.9
Coca-Cola Co/The	13.1
Keurig Dr Pepper Inc	10.3
Walmart Inc	7.8
Constellation Brands Inc Class A	4.8
Estee Lauder Cos Inc/The Class A	4.4
Target Corp	3.9
JM Smucker Co	3.9
Monster Beverage Corp	3.7
Energizer Holdings Inc	3.5
69.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914317.100    1840-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Technology Portfolio VIP Technology Portfolio Initial Class

This annual shareholder report contains information about VIP Technology Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 68	0.58%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection and industry positioning contributed to the fund's performance versus the MSCI U.S. IMI Information Technology 25/50 Index for the year, led by our choices in the semiconductors category. Stock picks in application software also boosted the fund's relative performance. Also contributing to our result was an underweight in technology hardware, storage & peripherals.
•The fund's top individual relative contributor was an overweight in Nvidia (+171%). Although we trimmed the position a bit this period, the company was the fund's biggest holding, on average, the past 12 months and at year-end. A second notable relative contributor was an overweight in Marvell Technology (+85%). The stock was one of our biggest holdings. Another notable relative contributor this period was avoiding Intel, an index component that returned about -60%.
•In contrast, the biggest detractor from performance versus the industry index was an overweight in internet services & infrastructure. Out-of-index exposure to passenger ground transportation also hampered the fund's result. Further detracting from our result were stock picking and an underweight in communications equipment.
•The largest individual relative detractor was an overweight in ON Semiconductor (-25%). The stock was among our largest holdings. The second-largest relative detractor was an underweight in Broadcom (+110%). This was an investment we established this period. A non-index stake in GlobalFoundries returned -29% and notably hurt. The company was among the fund's biggest holdings.
•Notable changes in positioning include decreased exposure to the systems software industry and a higher allocation to semiconductors.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	35.59%	23.82%	21.93%
MSCI U.S. IMI Information Technology 25-50 Index	29.38%	21.55%	20.54%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,905,464,976
Number of Holdings	95
Total Advisory Fee	$15,690,980
Portfolio Turnover	52%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Semiconductors & Semiconductor Equipment	42.1
Software	21.7
Technology Hardware, Storage & Peripherals	19.8
IT Services	5.6
Communications Equipment	3.5
Broadline Retail	1.8
Ground Transportation	1.2
Electronic Equipment, Instruments & Components	1.1
Entertainment	0.8
Others	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 96.8
Preferred Stocks - 1.3
Preferred Securities - 0.0
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.9

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.2
China - 3.4
Canada - 2.1
Taiwan - 2.1
Netherlands - 0.9
India - 0.1
France - 0.1
United Kingdom - 0.1
Israel - 0.0

TOP HOLDINGS (% of Fund's net assets)
NVIDIA Corp	21.4
Apple Inc	17.7
Microsoft Corp	9.5
Marvell Technology Inc	4.4
Servicenow Inc	3.7
Cisco Systems Inc	3.5
ON Semiconductor Corp	3.5
NXP Semiconductors NV	3.3
GlobalFoundries Inc	2.6
Salesforce Inc	2.4
72.0
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914156.100    913-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Utilities Portfolio VIP Utilities Portfolio Initial Class

This annual shareholder report contains information about VIP Utilities Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 69	0.61%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, sector and industry positioning was the primary contributor to the fund's performance versus the MSCI U.S. IMI Utilities 25/50 Index for the fiscal year, led by an overweight in independent power producers & energy traders. Security selection in electric utilities also boosted the fund's relative performance. Also helping our relative result were stock picks and an underweight in multi-utilities.
•The top individual relative contributor was an overweight in Vistra (+262%). The stock was among our biggest holdings. The second-largest relative contributor was an overweight in Constellation Energy (+93%). The company was among the fund's biggest holdings. Another notable relative contributor was an overweight in Entergy (+55%). The company was one of the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the sector index was stock picking in independent power producers & energy traders. Stock picking and an overweight in renewable electricity also hampered the fund's result. Also detracting from our result was security selection in coal & consumable fuels.
•The largest individual relative detractor was our stake in NextEra Energy Partners (-28%). The stock was not held at period end. The second-largest relative detractor was an overweight in AES (-30%). This period we increased our stake in AES. An overweight in Eversource Energy (-2%) also hurt. The company was one of the fund's largest holdings this period.
•Notable changes in positioning include higher allocations to the independent power producers & energy traders and multi-utilities industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	29.00%	9.56%	9.77%
MSCI U.S. IMI Utilities 25-50 Index	23.20%	6.14%	8.30%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$317,106,179
Number of Holdings	32
Total Advisory Fee	$1,503,476
Portfolio Turnover	77%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Electric Utilities	61.3
Multi-Utilities	23.1
Independent Power and Renewable Electricity Producers	7.7
Gas Utilities	1.8
Electrical Equipment	1.3
Semiconductors & Semiconductor Equipment	0.3

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 95.5
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
NextEra Energy Inc	9.8
Duke Energy Corp	7.3
Sempra	6.8
Constellation Energy Corp	5.9
PG&E Corp	5.8
Vistra Corp	5.0
Entergy Corp	4.9
Public Service Enterprise Group Inc	4.3
Ameren Corp	4.3
Xcel Energy Inc	4.2
58.3
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914175.100    905-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Industrials Portfolio VIP Industrials Portfolio Investor Class

This annual shareholder report contains information about VIP Industrials Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 77	0.69%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Industrials 25/50 Linked Index for the year, especially within industrial machinery & supplies & components. An overweight in heavy electrical equipment also boosted relative performance. Also lifting the fund's relative result were stock picking and an overweight in aerospace & defense.
•The top individual relative contributor was an overweight in Howmet Aerospace (+103%). The company was one of our largest holdings. A second notable relative contributor was an overweight in GE Vernova (+135%). This was a stake we established this period. The company was one of the fund's largest holdings at period end. Another notable relative contributor was an overweight in GE Aerospace (+65%). The company was the fund's biggest holding.
•In contrast, the primary detractor from performance versus the sector index was security selection in construction & engineering. Also hurting our result were an overweight in cargo ground transportation and an underweight in passenger airlines.
•The largest individual relative detractor was an overweight in Boeing (-31%). The stock was one of our largest holdings. The second-largest relative detractor was an overweight in Knight-Swift Transportation (-7%). Another notable relative detractor this period was avoiding RTX, an index component that gained 41%.
•Notable changes in positioning include increased exposure to the heavy electrical equipment and trading companies & distributors industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	23.54%	12.35%	10.23%
MSCI U.S. IMI Industrials 25-50 Index	17.05%	12.27%	10.95%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$239,293,073
Number of Holdings	54
Total Advisory Fee	$1,346,907
Portfolio Turnover	33%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Aerospace & Defense	23.5
Machinery	21.6
Electrical Equipment	14.7
Building Products	10.9
Ground Transportation	10.7
Trading Companies & Distributors	7.0
Construction & Engineering	3.8
Professional Services	2.8
Commercial Services & Supplies	2.6
Others	1.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
GE Aerospace	5.9
GE Vernova Inc	5.2
Howmet Aerospace Inc	5.0
Parker-Hannifin Corp	4.3
Boeing Co	4.2
Ingersoll Rand Inc	4.0
Trane Technologies PLC	4.0
TransDigm Group Inc	3.5
Eaton Corp PLC	3.5
Union Pacific Corp	3.5
43.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914233.100    1475-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Communication Services Portfolio VIP Communication Services Portfolio Initial Class

This annual shareholder report contains information about VIP Communication Services Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 71	0.61%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection contributed to the fund's performance versus the MSCI U.S. IMI Communication Services 25/50 Index for the fiscal year, led by interactive media & services. An overweight in alternative carriers also boosted relative performance. Also bolstering our relative result were picks in interactive home entertainment.
•The top individual relative contributor was an overweight in Meta Platforms (+66%). We trimmed the position, but the company was among the fund's biggest holdings this period. A non-index stake in Sea gained about 159% and was a second notable relative contributor. This period we decreased our stake in Sea. Another notable relative contributor was an underweight in Comcast (-12%). We reduced our stake in Comcast this period.
•In contrast, the biggest detractor from performance versus the sector index was stock selection in alternative carriers. An underweight in wireless telecommunication services also hampered the fund's result. Also hurting our result were stock picks in passenger ground transportation.
•The largest individual relative detractor was an overweight in Snap (-36%). The second-largest relative detractor was our stake in Charter Communications (-10%). This period we decreased our stake in Charter Communications. Another notable relative detractor was our stake in Trade Desk (-11%). This was a stake we established this period. The company was one of our largest holdings at period end.
•Notable changes in positioning include increased exposure to the interactive home entertainment industry and a lower allocation to cable & satellite.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	34.04%	15.40%	12.69%
MSCI U.S. IMI Communication Services 25-50 Index	33.06%	11.57%	9.55%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$237,361,314
Number of Holdings	38
Total Advisory Fee	$1,373,959
Portfolio Turnover	73%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Interactive Media & Services	54.0
Entertainment	25.2
Media	6.8
Diversified Telecommunication Services	6.3
Broadline Retail	2.6
Semiconductors & Semiconductor Equipment	1.5
Software	1.2
Capital Markets	1.0
Automobiles	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 98.6
Preferred Stocks - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 1.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.5
Japan - 0.7
Singapore - 0.7
Taiwan - 0.6
United Kingdom - 0.5

TOP HOLDINGS (% of Fund's net assets)
Alphabet Inc Class A	25.0
Meta Platforms Inc Class A	24.2
Walt Disney Co/The	5.0
Netflix Inc	4.8
AT&T Inc	4.5
Trade Desk Inc (The) Class A	2.7
Amazon.com Inc	2.6
Warner Bros Discovery Inc	2.3
Take-Two Interactive Software Inc	2.3
ROBLOX Corp Class A	2.3
75.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914321.100    1843-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Energy Portfolio VIP Energy Portfolio Initial Class

This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 61	0.60%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Stock selection and an overweight in oil & gas drilling also hampered the fund's result. Also hurting our result were stock picks in integrated oil & gas.
•The largest individual relative detractor this period was avoiding Williams Companies, an index component that gained roughly 62%. Not owning Kinder Morgan, an index component that gained roughly 64%, was the second-largest relative detractor. Another notable relative detractor was an overweight in Valaris (-35%).
•In contrast, the biggest contributor to performance versus the sector index was security selection in independent power producers & energy traders, a group not part of the index. Picks in oil & gas refining & marketing and oil & gas equipment & services also boosted the fund's relative performance.
•The fund's non-index stake in Vistra gained approximately 260% and was the top individual relative contributor. A non-index stake in Energy Transfer gained roughly 54% and was a second notable relative contributor. The company was one of the fund's biggest holdings at period end. An overweight in TechnipFMC (+45%) also helped. The company was among our largest holdings at period end.
•Notable changes in positioning include increased exposure to the oil & gas storage & transportation industry and a lower allocation to oil & gas equipment & services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	4.30%	12.41%	4.45%
MSCI U.S. IMI Energy 25-50 Index	6.67%	12.76%	4.51%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$456,406,141
Number of Holdings	38
Total Advisory Fee	$3,088,735
Portfolio Turnover	17%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	81.8
Energy Equipment & Services	14.0
Independent Power and Renewable Electricity Producers	2.7
Machinery	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.1
Canada - 11.9
United Kingdom - 3.6
Norway - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.0
Cheniere Energy Inc	5.6
Chevron Corp	5.4
Cenovus Energy Inc	5.3
Energy Transfer LP	5.3
Canadian Natural Resources Ltd	4.5
Schlumberger NV	4.3
Marathon Petroleum Corp	4.2
TechnipFMC PLC	3.5
Occidental Petroleum Corp	3.5
65.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914159.100    930-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Financials Portfolio VIP Financials Portfolio Investor Class

This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 81	0.69%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, especially an overweight in diversified financial services. Stock picks among investment banking & brokerage firms and regional banks also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among our biggest holdings. Outsized exposure to Baldwin Insurance Group (+62%) also helped. Another notable relative contributor was a larger-than-index stake in LPL Financial Holdings (+57%). This was a position we established this period and one of our largest holdings at the end of 2024.
•In contrast, the biggest detractor from performance versus the sector index was security selection in asset management & custody banks. Also hurting our result was stock picking in the financial exchanges & data and property & casualty insurance industries.
•Not owning JPMorgan Chase, an index component that gained roughly 44%, was the largest individual relative detractor. Avoiding American Express, an index component that gained about 60%, also hurt. An outsized allocation to MarketAxess Holdings (-22%) further detracted. This period we increased our stake in MarketAxess Holdings.
•Notable changes in positioning include increased exposure to the consumer finance and diversified financial services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	32.74%	13.30%	11.31%
MSCI U.S. IMI Financials 5% Capped Linked Index	30.21%	11.96%	11.40%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$295,521,247
Number of Holdings	68
Total Advisory Fee	$1,447,937
Portfolio Turnover	37%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Banks	31.4
Financial Services	22.2
Capital Markets	20.5
Insurance	17.9
Consumer Finance	6.8
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
United Kingdom - 3.6
Puerto Rico - 1.5
Grand Cayman (UK Overseas Ter) - 0.6
Mexico - 0.3

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.8
Wells Fargo & Co	6.1
Bank of America Corp	5.0
Citigroup Inc	4.1
Reinsurance Group of America Inc	3.7
Apollo Global Management Inc	3.3
Visa Inc Class A	2.6
Morgan Stanley	2.4
LPL Financial Holdings Inc	2.3
Marsh & McLennan Cos Inc	2.2
40.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914230.100    1476-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Health Care Portfolio VIP Health Care Portfolio Investor Class

This annual shareholder report contains information about VIP Health Care Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$ 69	0.67%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI U.S. IMI Health Care 25/50 Index for the fiscal year, especially within health care equipment. Stock selection in pharmaceuticals and managed health care also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Boston Scientific (+54%). The company was the fund's largest holding on average this period. The second-largest relative contributor was our non-index stake in Argenx (+61%). The stock was one of our largest holdings at period end. An overweight in Masimo (+41%) also contributed. The company was among the fund's largest holdings at period end.
•In contrast, the primary detractors from performance versus the sector index were stock picks and an overweight in health care services. Also hurting our result were stock choices in health care facilities and life sciences tools & services.
•The biggest individual relative detractor was an overweight in 10X Genomics (-74%). The second-largest relative detractor was our stake in agilon health (-84%). The stock was not held at period end. A non-index stake in Legend Biotech returned -46% and notably hurt. This period we increased our stake in Legend Biotech.
•Notable changes in positioning include decreased exposure to the health care services industry and a higher allocation to biotechnology.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Investor Class	5.05%	5.38%	7.88%
MSCI U.S. IMI Health Care 25-50 Index	2.75%	7.29%	8.90%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$1,064,998,831
Number of Holdings	112
Total Advisory Fee	$7,050,001
Portfolio Turnover	44%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Health Care Equipment & Supplies	30.3
Biotechnology	24.7
Health Care Providers & Services	20.7
Pharmaceuticals	10.9
Life Sciences Tools & Services	10.2
Health Care Technology	2.4
Financial Services	0.1

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 97.6
Preferred Stocks - 1.5
Preferred Securities - 0.2
Bonds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.7

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 91.5
Netherlands - 3.6
Belgium - 2.0
Denmark - 1.4
Canada - 0.9
United Kingdom - 0.2
Germany - 0.2
Israel - 0.2
China - 0.0

TOP HOLDINGS (% of Fund's net assets)
UnitedHealth Group Inc	11.2
Boston Scientific Corp	10.8
Eli Lilly & Co	5.9
Danaher Corp	5.5
Penumbra Inc	4.7
Insulet Corp	3.5
Stryker Corp	3.1
Masimo Corp	3.1
Argenx SE ADR	2.8
Thermo Fisher Scientific Inc	2.1
52.7
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914161.100    1477-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Energy Portfolio VIP Energy Portfolio Service Class 2

This annual shareholder report contains information about VIP Energy Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 87	0.85%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary detractor from the fund's performance versus the MSCI U.S. IMI Energy 25/50 Index for the fiscal year, especially an underweight in oil & gas storage & transportation. Stock selection and an overweight in oil & gas drilling also hampered the fund's result. Also hurting our result were stock picks in integrated oil & gas.
•The largest individual relative detractor this period was avoiding Williams Companies, an index component that gained roughly 62%. Not owning Kinder Morgan, an index component that gained roughly 64%, was the second-largest relative detractor. Another notable relative detractor was an overweight in Valaris (-35%).
•In contrast, the biggest contributor to performance versus the sector index was security selection in independent power producers & energy traders, a group not part of the index. Picks in oil & gas refining & marketing and oil & gas equipment & services also boosted the fund's relative performance.
•The fund's non-index stake in Vistra gained approximately 260% and was the top individual relative contributor. A non-index stake in Energy Transfer gained roughly 54% and was a second notable relative contributor. The company was one of the fund's biggest holdings at period end. An overweight in TechnipFMC (+45%) also helped. The company was among our largest holdings at period end.
•Notable changes in positioning include increased exposure to the oil & gas storage & transportation industry and a lower allocation to oil & gas equipment & services.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Service Class 2	4.02%	12.13%	4.19%
MSCI U.S. IMI Energy 25-50 Index	6.67%	12.76%	4.51%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$456,406,141
Number of Holdings	38
Total Advisory Fee	$3,088,735
Portfolio Turnover	17%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Oil, Gas & Consumable Fuels	81.8
Energy Equipment & Services	14.0
Independent Power and Renewable Electricity Producers	2.7
Machinery	1.2

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.7
Short-Term Investments and Net Other Assets (Liabilities) - 0.3

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 84.1
Canada - 11.9
United Kingdom - 3.6
Norway - 0.2
France - 0.2

TOP HOLDINGS (% of Fund's net assets)
Exxon Mobil Corp	24.0
Cheniere Energy Inc	5.6
Chevron Corp	5.4
Cenovus Energy Inc	5.3
Energy Transfer LP	5.3
Canadian Natural Resources Ltd	4.5
Schlumberger NV	4.3
Marathon Petroleum Corp	4.2
TechnipFMC PLC	3.5
Occidental Petroleum Corp	3.5
65.6
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914157.100    1438-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Real Estate Portfolio VIP Real Estate Portfolio Initial Class

This annual shareholder report contains information about VIP Real Estate Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$ 63	0.61%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the MSCI US IMI Real Estate 25/50 Linked Index for the fiscal year, especially within the real estate services category. Security selection among health care REITs also boosted the fund's relative performance, as did an underweight in the timber industry.
•The top individual relative contributor was an overweight in CBRE (+41%), one of our biggest holdings. Outsized exposure to Ventas (+22%) helped as well. The company was one of our largest positions in 2024. An overweight in Equinix (+20%) further bolstered performance and was the fund's largest holding at period end.
•In contrast, the primary detractor from performance versus the real estate index was an overweight among industrial REITs. An underweight in the office segment also hampered the fund's result. Further detracting from our result were picks and an overweight in the single-family residential group.
•The biggest individual relative detractor this period was avoiding Iron Mountain, an index component that gained about 54%. Avoiding Simon Property Group, an index component that gained 27%, hurt as well. An overweight in Americold Realty Trust (-26%) also detracted. This period we decreased our position in Americold Realty Trust.
•Notable changes in positioning include increased exposure to the retail and real estate services industries.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Initial Class	6.52%	2.20%	3.93%
MSCI US IMI Real Estate 25/50 Linked Index	5.05%	0.97%	3.65%
S&P 500® Index	25.02%	14.53%	13.10%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$357,298,750
Number of Holdings	33
Total Advisory Fee	$2,164,560
Portfolio Turnover	37%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Specialized REITs	35.2
Residential REITs	14.1
Retail REITs	13.8
Industrial REITs	12.1
Real Estate Management & Development	10.3
Health Care REITs	10.0
Office REITs	1.9
Hotel & Resort REITs	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 100.0

TOP HOLDINGS (% of Fund's net assets)
Equinix Inc	9.8
Prologis Inc	8.1
American Tower Corp	7.0
CBRE Group Inc Class A	6.6
Ventas Inc	6.3
Public Storage Operating Co	3.9
Crown Castle Inc	3.8
Welltower Inc	3.7
CubeSmart	3.6
Sun Communities Inc	3.3
56.1
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914246.100    1155-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
VIP Financials Portfolio VIP Financials Portfolio Service Class 2

This annual shareholder report contains information about VIP Financials Portfolio for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class 2	$ 100	0.86%
What affected the Fund's performance this period?

•U.S. equities gained in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, industry positioning was the primary contributor to the fund's performance versus the MSCI US IMI Financials 5% Capped Linked Index for the year, especially an overweight in diversified financial services. Stock picks among investment banking & brokerage firms and regional banks also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Apollo Global Management (+80%). The stock was among our biggest holdings. Outsized exposure to Baldwin Insurance Group (+62%) also helped. Another notable relative contributor was a larger-than-index stake in LPL Financial Holdings (+57%). This was a position we established this period and one of our largest holdings at the end of 2024.
•In contrast, the biggest detractor from performance versus the sector index was security selection in asset management & custody banks. Also hurting our result was stock picking in the financial exchanges & data and property & casualty insurance industries.
•Not owning JPMorgan Chase, an index component that gained roughly 44%, was the largest individual relative detractor. Avoiding American Express, an index component that gained about 60%, also hurt. An outsized allocation to MarketAxess Holdings (-22%) further detracted. This period we increased our stake in MarketAxess Holdings.
•Notable changes in positioning include increased exposure to the consumer finance and diversified financial services industries.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 16, 2023 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Service Class 2	32.46%	35.45%
MSCI U.S. IMI Financials 5% Capped Linked Index	30.21%	32.98%
S&P 500® Index	25.02%	25.15%
A   From August 16, 2023
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$295,521,247
Number of Holdings	68
Total Advisory Fee	$1,447,937
Portfolio Turnover	37%
What did the Fund invest in?
(as of December 31, 2024)

TOP INDUSTRIES (% of Fund's net assets)
Banks	31.4
Financial Services	22.2
Capital Markets	20.5
Insurance	17.9
Consumer Finance	6.8
Professional Services	1.0

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 94.0
United Kingdom - 3.6
Puerto Rico - 1.5
Grand Cayman (UK Overseas Ter) - 0.6
Mexico - 0.3

TOP HOLDINGS (% of Fund's net assets)
Mastercard Inc Class A	8.8
Wells Fargo & Co	6.1
Bank of America Corp	5.0
Citigroup Inc	4.1
Reinsurance Group of America Inc	3.7
Apollo Global Management Inc	3.3
Visa Inc Class A	2.6
Morgan Stanley	2.4
LPL Financial Holdings Inc	2.3
Marsh & McLennan Cos Inc	2.2
40.5
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to funddocuments@fmr.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914231.100    7360-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Variable Insurance Products Fund IV (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to VIP Communication Services Portfolio, VIP Consumer Discretionary Portfolio, VIP Consumer Staples Portfolio, VIP Energy Portfolio, VIP Financials Portfolio, VIP Health Care Portfolio, VIP Industrials Portfolio, VIP Materials Portfolio, VIP Real Estate Portfolio, VIP Technology Portfolio and VIP Utilities Portfolio (the “Funds”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Communication Services Portfolio	$33,600	$2,900	$6,700	$1,000
VIP Consumer Discretionary Portfolio	$34,800	$3,000	$6,700	$1,100
VIP Consumer Staples Portfolio	$34,800	$3,000	$6,700	$1,100
VIP Energy Portfolio	$33,600	$2,900	$7,500	$1,000
VIP Financials Portfolio	$35,300	$3,100	$7,500	$1,100
VIP Health Care Portfolio	$36,400	$3,200	$7,300	$1,100
VIP Industrials Portfolio	$33,600	$2,900	$6,700	$1,000
VIP Materials Portfolio	$33,600	$2,900	$6,700	$1,000
VIP Real Estate Portfolio	$40,800	$3,600	$9,200	$1,300
VIP Technology Portfolio	$38,600	$3,300	$6,700	$1,200
VIP Utilities Portfolio	$32,500	$2,900	$7,500	$1,000

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
VIP Communication Services Portfolio	$33,700	$3,100	$6,700	$1,000
VIP Consumer Discretionary Portfolio	$33,700	$3,100	$6,700	$1,000
VIP Consumer Staples Portfolio	$33,700	$3,100	$6,700	$1,000
VIP Energy Portfolio	$33,700	$3,100	$6,700	$1,000
VIP Financials Portfolio	$34,200	$3,100	$6,700	$1,000
VIP Health Care Portfolio	$37,400	$3,400	$6,700	$1,100
VIP Industrials Portfolio	$33,700	$3,100	$7,400	$1,000
VIP Materials Portfolio	$33,700	$3,100	$6,700	$1,000
VIP Real Estate Portfolio	$41,000	$3,800	$9,200	$1,300
VIP Technology Portfolio	$38,300	$3,400	$7,400	$1,100
VIP Utilities Portfolio	$32,600	$3,000	$6,700	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	December 31, 2024A	December 31, 2023 A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
PwC	$15,415,900	$14,460,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Variable Insurance Products:

VIP Technology Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Technology Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 96.8%
	Shares	Value ($)
CANADA - 2.1%
Information Technology - 2.1%
IT Services - 2.1%
Shopify Inc Class A (United States) (b)	587,000	62,415,710
CHINA - 3.3%
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
China Medical Technologies Inc ADR (b)(c)	300	0
Pharmaceuticals - 0.0%
Chime Biologics Wuhan Co Ltd (b)(c)	94,814	1
TOTAL HEALTH CARE		1

Information Technology - 3.3%
Semiconductors & Semiconductor Equipment - 3.3%
NXP Semiconductors NV	464,104	96,464,016
TOTAL CHINA		96,464,017
FRANCE - 0.1%
Information Technology - 0.1%
IT Services - 0.1%
Capgemini SE	24,200	3,952,531
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Pine Labs Pvt Ltd (b)(c)(d)	1,314	558,949
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd warrants 1/11/2034 (b)(c)(d)	10,921	30,797
Xsight Labs Ltd warrants 12/30/2031 (b)(c)(d)	9,468	14,770

TOTAL ISRAEL		45,567
KOREA (SOUTH) - 0.0%
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	3,710	618,978
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV	35,500	24,865,431
TAIWAN - 2.1%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eden Biologics Inc (b)(c)	94,814	0
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 2.1%
Taiwan Semiconductor Manufacturing Co Ltd	1,901,000	61,759,052
TOTAL TAIWAN		61,759,052
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Deliveroo PLC Class A (b)(e)(f)	955,100	1,696,684
UNITED STATES - 88.2%
Communication Services - 0.8%
Entertainment - 0.8%
Netflix Inc (b)	25,432	22,668,050
Consumer Discretionary - 2.0%
Broadline Retail - 1.8%
Amazon.com Inc (b)	232,500	51,008,175
Hotels, Restaurants & Leisure - 0.2%
Airbnb Inc Class A (b)	59,600	7,832,036
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Maplebear Inc (b)	10,890	451,064
Industrials - 1.2%
Ground Transportation - 1.2%
Lyft Inc Class A (b)	180,097	2,323,251
TuSimple Holdings Inc Class A (b)	31,800	12,720
Uber Technologies Inc (b)	541,424	32,658,696
		34,994,667
Information Technology - 84.2%
Communications Equipment - 3.5%
Cisco Systems Inc	1,694,000	100,284,800
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp Class A	372,604	25,877,348
IT Services - 3.4%
IBM Corporation	19,603	4,309,327
Okta Inc Class A (b)	794,457	62,603,212
Snowflake Inc Class A (b)	209,968	32,421,159
		99,333,698
Semiconductors & Semiconductor Equipment - 35.8%
Astera Labs Inc (b)	177,612	23,524,709
Broadcom Inc	29,200	6,769,728
GlobalFoundries Inc (b)	1,747,835	74,999,600
Marvell Technology Inc	1,159,704	128,089,307
Micron Technology Inc	644,006	54,199,545
NVIDIA Corp	4,619,991	620,418,591
ON Semiconductor Corp (b)	1,590,393	100,274,279
Teradyne Inc	220,800	27,803,136
		1,036,078,895
Software - 20.9%
Coreweave Inc Class A (c)(d)	9,400	8,834,590
Crowdstrike Holdings Inc Class A (b)	16,900	5,782,504
Datadog Inc Class A (b)	393,740	56,261,509
HubSpot Inc (b)	52,433	36,533,741
Manhattan Associates Inc (b)	71,855	19,418,095
Microsoft Corp	654,000	275,661,001
OpenAI Global LLC rights (b)(c)(d)	1,521,400	1,521,400
Palantir Technologies Inc Class A (b)	287,600	21,751,188
Salesforce Inc	206,365	68,994,010
Servicenow Inc (b)	100,434	106,472,092
Zscaler Inc (b)	40,100	7,234,441
		608,464,571
Technology Hardware, Storage & Peripherals - 19.7%
Apple Inc	2,056,160	514,903,587
Seagate Technology Holdings PLC	162,491	14,024,598
Super Micro Computer Inc (b)	212,900	6,489,192
Western Digital Corp (b)	640,020	38,164,393
		573,581,770
TOTAL INFORMATION TECHNOLOGY		2,443,621,082

TOTAL UNITED STATES		2,560,575,074
TOTAL COMMON STOCKS (Cost $1,382,989,461)		2,812,951,993

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 10% 5/12/2025 (c)(d) (Cost $55,238)	55,238	55,962

Convertible Preferred Stocks - 1.3%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd Series E1 (b)(c)(d)	9,903	2,452,577
INDIA - 0.1%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Meesho Series E1 (c)(d)	1,250	68,712
Meesho Series F (b)(c)(d)	17,100	956,403
		1,025,115
Information Technology - 0.1%
Software - 0.1%
Pine Labs Pvt Ltd Series 1 (b)(c)(d)	3,140	1,335,693
Pine Labs Pvt Ltd Series A (b)(c)(d)	785	333,923
Pine Labs Pvt Ltd Series B (b)(c)(d)	854	363,275
Pine Labs Pvt Ltd Series B2 (b)(c)(d)	690	293,512
Pine Labs Pvt Ltd Series C (b)(c)(d)	1,284	546,188
Pine Labs Pvt Ltd Series C1 (b)(c)(d)	271	115,278
Pine Labs Pvt Ltd Series D (b)(c)(d)	289	122,935
		3,110,804
TOTAL INDIA		4,135,919
ISRAEL - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd Series D (b)(c)(d)	37,800	238,518
Xsight Labs Ltd Series E (c)(d)	47,339	363,564
Xsight Labs Ltd Series E1 (c)(d)	36,402	332,350

TOTAL ISRAEL		934,432
UNITED STATES - 1.1%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(c)(d)	200	49,404
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(c)(d)	5,260	177,104
Financials - 0.0%
Financial Services - 0.0%
Akeana Series C (c)(d)	14,600	184,690
Tenstorrent Holdings Inc Series C1 (b)(c)(d)	4,586	340,189
Tenstorrent Holdings Inc Series D1 (c)(d)	4,200	331,170
Tenstorrent Holdings Inc Series D2 (c)(d)	1,677	127,335
		983,384
Industrials - 0.0%
Aerospace & Defense - 0.0%
Relativity Space Inc Series E (b)(c)(d)	174,268	163,812
Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.2%
Enevate Corp Series E (b)(c)(d)	3,556,678	1,956,173
Vast Data Ltd Series A (b)(c)(d)	12,260	263,958
Vast Data Ltd Series A1 (b)(c)(d)	30,177	649,711
Vast Data Ltd Series A2 (b)(c)(d)	34,713	747,371
Vast Data Ltd Series B (b)(c)(d)	27,621	594,680
Vast Data Ltd Series C (b)(c)(d)	805	17,331
Vast Data Ltd Series E (b)(c)(d)	26,394	568,263
		4,797,487
Semiconductors & Semiconductor Equipment - 0.0%
Retym Inc Series C (b)(c)(d)	50,104	508,556
SiMa Technologies Inc Series B (b)(c)(d)	85,000	515,950
SiMa Technologies Inc Series B1 (b)(c)(d)	36,016	256,794
		1,281,300
Software - 0.7%
Anthropic PBC Series B (c)(d)	78,539	2,940,500
Anthropic PBC Series D (c)(d)	79,696	2,983,818
Coreweave Inc Series C (c)(d)	603	635,254
Databricks Inc (c)(d)	15,590	1,442,075
Databricks Inc Series G (b)(c)(d)	14,100	1,304,250
Databricks Inc Series H (b)(c)(d)	36,297	3,357,473
Databricks Inc Series I (b)(c)(d)	479	44,308
Runway AI Inc (c)(d)	22,078	2,527,931
xAI Corp Series C (c)(d)	91,800	1,987,470
		17,223,079
Technology Hardware, Storage & Peripherals - 0.1%
Lightmatter Inc (c)(d)	22,205	1,774,180
Lightmatter Inc Series C1 (b)(c)(d)	29,615	1,913,721
Lightmatter Inc Series C2 (c)(d)	4,652	306,148
		3,994,049
Materials - 0.1%
Metals & Mining - 0.1%
Diamond Foundry Inc Series C (b)(c)(d)	56,576	1,537,170
TOTAL UNITED STATES		30,206,789
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $37,670,622)		37,729,717

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp 6% (c)(d)(g)	197,659	174,334
Semiconductors & Semiconductor Equipment - 0.0%
SiMa Technologies Inc 10% 12/31/2027 (c)(d)	115,336	118,209
TOTAL INFORMATION TECHNOLOGY		292,543

TOTAL PREFERRED SECURITIES (Cost $312,995)		292,543

Money Market Funds - 2.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $59,961,523)	4.36	59,949,533	59,961,523

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $1,480,989,839)	2,910,991,738
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(5,526,762)
NET ASSETS - 100.0%	2,905,464,976

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,038,728 or 1.7% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,696,684 or 0.1% of net assets.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,696,684 or 0.1% of net assets.

(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Akeana Series C	1/23/24	186,308

Anthropic PBC Series B	3/22/24	2,450,784

Anthropic PBC Series D	5/31/24	2,391,239

ByteDance Ltd Series E1	11/18/20	1,085,113

Coreweave Inc Class A	11/29/23	2,912,684

Coreweave Inc Series C	5/17/24	469,767

Databricks Inc	12/17/24	1,442,075

Databricks Inc Series G	2/01/21	833,629

Databricks Inc Series H	8/31/21	2,667,254

Databricks Inc Series I	9/14/23	35,207

Diamond Foundry Inc Series C	3/15/21	1,357,824

Discord Inc Series I	9/15/21	110,125

Enevate Corp 10% 5/12/2025	11/12/24	55,238

Enevate Corp 6%	11/02/23 - 10/31/24	197,659

Enevate Corp Series E	1/29/21	3,943,236

GoBrands Inc Series G	3/02/21	1,313,513

Lightmatter Inc	10/11/24	1,781,518

Lightmatter Inc Series C1	5/19/23	487,368

Lightmatter Inc Series C2	12/18/23	120,960

Meesho Series E1	4/18/24	70,000

Meesho Series F	9/21/21	1,311,096

OpenAI Global LLC rights	9/30/24	1,521,400

Pine Labs Pvt Ltd	6/30/21	489,938

Pine Labs Pvt Ltd Series 1	6/30/21	1,170,780

Pine Labs Pvt Ltd Series A	6/30/21	292,695

Pine Labs Pvt Ltd Series B	6/30/21	318,422

Pine Labs Pvt Ltd Series B2	6/30/21	257,273

Pine Labs Pvt Ltd Series C	6/30/21	478,752

Pine Labs Pvt Ltd Series C1	6/30/21	101,045

Pine Labs Pvt Ltd Series D	6/30/21	107,757

Relativity Space Inc Series E	5/27/21	3,979,427

Retym Inc Series C	5/17/23 - 6/20/23	389,899

Runway AI Inc	9/06/24	2,393,648

SiMa Technologies Inc 10% 12/31/2027	4/08/24 - 10/05/24	115,336

SiMa Technologies Inc Series B	5/10/21	435,829

SiMa Technologies Inc Series B1	4/25/22 - 10/17/22	255,386

Tenstorrent Holdings Inc Series C1	4/23/21	272,690

Tenstorrent Holdings Inc Series D1	7/16/24	331,071

Tenstorrent Holdings Inc Series D2	7/17/24	127,418

Vast Data Ltd Series A	11/28/23	134,860

Vast Data Ltd Series A1	11/28/23	331,947

Vast Data Ltd Series A2	11/28/23	381,843

Vast Data Ltd Series B	11/28/23	303,831

Vast Data Ltd Series C	11/28/23	8,855

Vast Data Ltd Series E	11/28/23	580,668

xAI Corp Series C	11/22/24	1,987,470

Xsight Labs Ltd Series D	2/16/21	302,249

Xsight Labs Ltd Series E	11/04/24 - 12/30/24	378,719

Xsight Labs Ltd Series E1	1/11/24	291,070

Xsight Labs Ltd warrants 1/11/2034	1/11/24	0

Xsight Labs Ltd warrants 12/30/2031	11/04/24 - 12/30/24	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	114,162,541	870,049,585	924,252,960	2,872,989	2,357	-	59,961,523	59,949,533	0.1%
Fidelity Securities Lending Cash Central Fund	-	101,101,494	101,101,494	36,397	-	-	-	-	0.0%
Total	114,162,541	971,151,079	1,025,354,454	2,909,386	2,357	-	59,961,523	59,949,533

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	22,668,050	22,668,050	-	-
Consumer Discretionary	60,536,895	60,536,895	-	-
Consumer Staples	451,064	451,064	-	-
Health Care	1	-	-	1
Industrials	34,994,667	34,994,667	-	-
Information Technology	2,693,682,338	2,592,144,818	90,577,014	10,960,506
Materials	618,978	-	618,978	-

Convertible Corporate Bonds
Information Technology	55,962	-	-	55,962

Convertible Preferred Stocks
Communication Services	2,452,577	-	-	2,452,577
Consumer Discretionary	1,074,519	-	-	1,074,519
Consumer Staples	177,104	-	-	177,104
Financials	983,384	-	-	983,384
Industrials	163,812	-	-	163,812
Information Technology	31,341,151	-	-	31,341,151
Materials	1,537,170	-	-	1,537,170

Preferred Securities
Information Technology	292,543	-	-	292,543

Money Market Funds	59,961,523	59,961,523	-	-
Total Investments in Securities:	2,910,991,738	2,770,757,017	91,195,992	49,038,729
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Beginning Balance	$33,729,857
Net Realized Gain (Loss) on Investment Securities	(383,487)
Net Unrealized Gain (Loss) on Investment Securities	7,321,657
Cost of Purchases	16,005,770
Proceeds of Sales	(1,275,131)
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	(6,359,937)
Ending Balance	$49,038,729
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2024	$6,925,987

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $1,421,028,316)	$2,851,030,215
Fidelity Central Funds (cost $59,961,523)	59,961,523

Total Investment in Securities (cost $1,480,989,839)		$2,910,991,738
Cash		11,983
Receivable for fund shares sold		198,259
Dividends receivable		944,958
Interest receivable		762
Distributions receivable from Fidelity Central Funds		147,834
Prepaid expenses		2,578
Total assets		2,912,298,112
Liabilities
Payable for fund shares redeemed	$5,218,730
Accrued management fee	1,547,135
Distribution and service plan fees payable	5,710
Other payables and accrued expenses	61,561
Total liabilities		6,833,136
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,905,464,976
Net Assets consist of:
Paid in capital		$1,304,415,143
Total accumulated earnings (loss)		1,601,049,833
Net Assets		$2,905,464,976

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($554,750,405 ÷ 13,275,470 shares)		$41.79
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($26,587,575 ÷ 638,546 shares)		$41.64
Investor Class :
Net Asset Value, offering price and redemption price per share ($2,324,126,996 ÷ 56,849,378 shares)		$40.88
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$11,439,674
Interest		21,591
Income from Fidelity Central Funds (including $36,397 from security lending)		2,909,386
Total income		14,370,651
Expenses
Management fee	$15,787,438
Transfer agent fees	462,792
Distribution and service plan fees	40,679
Accounting fees	99,656
Custodian fees and expenses	37,702
Independent trustees' fees and expenses	10,754
Audit fees	60,464
Legal	6,645
Interest	1,612
Miscellaneous	22,810
Total expenses before reductions	16,530,552
Expense reductions	(96,458)
Total expenses after reductions		16,434,094
Net Investment income (loss)		(2,063,443)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	236,668,882
Fidelity Central Funds	2,357
Foreign currency transactions	(13,683)
Total net realized gain (loss)		236,657,556
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	516,272,941
Assets and liabilities in foreign currencies	(3,859)
Total change in net unrealized appreciation (depreciation)		516,269,082
Net gain (loss)		752,926,638
Net increase (decrease) in net assets resulting from operations		$750,863,195
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(2,063,443)	$1,336,798
Net realized gain (loss)	236,657,556	47,900,338
Change in net unrealized appreciation (depreciation)	516,269,082	643,678,134
Net increase (decrease) in net assets resulting from operations	750,863,195	692,915,270
Distributions to shareholders	(104,526,052)	(44,921,857)

Share transactions - net increase (decrease)	165,606,050	318,026,731
Total increase (decrease) in net assets	811,943,193	966,020,144

Net Assets
Beginning of period	2,093,521,783	1,127,501,639
End of period	$2,905,464,976	$2,093,521,783

Financial Highlights
VIP Technology Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$32.11	$20.94	$35.65	$30.99	$19.08
Income from Investment Operations
Net investment income (loss) A,B	(.01)	.04	.01	(.04)	(.01)
Net realized and unrealized gain (loss)	11.22	11.94	(12.04)	8.22	12.36
Total from investment operations	11.21	11.98	(12.03)	8.18	12.35
Distributions from net investment income	-	(.04)	-	-	(.02)
Distributions from net realized gain	(1.53)	(.77)	(2.68)	(3.52)	(.42)
Total distributions	(1.53)	(.81)	(2.68)	(3.52)	(.44)
Net asset value, end of period	$41.79	$32.11	$20.94	$35.65	$30.99
Total Return C,D	35.59%	58.32%	(35.86)%	28.16%	64.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.58%	.62%	.63%	.62%	.63%
Expenses net of fee waivers, if any	.58%	.61%	.62%	.62%	.63%
Expenses net of all reductions	.58%	.61%	.62%	.62%	.63%
Net investment income (loss)	(.02)%	.14%	.05%	(.12)%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$554,750	$386,441	$185,489	$356,589	$286,967
Portfolio turnover rate G	52%	24%	21%	31%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Technology Portfolio Service Class 2

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$32.07	$28.65
Income from Investment Operations
Net investment income (loss) B,C	(.10)	(.01)
Net realized and unrealized gain (loss)	11.20	3.57
Total from investment operations	11.10	3.56
Distributions from net investment income	-	(.04)
Distributions from net realized gain	(1.53)	(.10)
Total distributions	(1.53)	(.14)
Net asset value, end of period	$41.64	$32.07
Total Return D,E,F	35.26%	12.45%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.82%	.88% I
Expenses net of fee waivers, if any	.82%	.87% I
Expenses net of all reductions	.82%	.87% I
Net investment income (loss)	(.26)%	(.13)% I
Supplemental Data
Net assets, end of period (000 omitted)	$26,588	$5,041
Portfolio turnover rate J	52%	24%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Technology Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$31.46	$20.54	$35.03	$30.51	$18.80
Income from Investment Operations
Net investment income (loss) A,B	(.03)	.02	(.01)	(.06)	(.02)
Net realized and unrealized gain (loss)	10.98	11.69	(11.81)	8.07	12.16
Total from investment operations	10.95	11.71	(11.82)	8.01	12.14
Distributions from net investment income	-	(.02)	-	-	(.02)
Distributions from net realized gain	(1.53)	(.77)	(2.67)	(3.49)	(.41)
Total distributions	(1.53)	(.79)	(2.67)	(3.49)	(.43)
Net asset value, end of period	$40.88	$31.46	$20.54	$35.03	$30.51
Total Return C,D	35.49%	58.14%	(35.87)%	28.06%	64.76%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.66%	.70%	.70%	.70%	.71%
Expenses net of fee waivers, if any	.65%	.69%	.70%	.70%	.71%
Expenses net of all reductions	.65%	.69%	.70%	.70%	.71%
Net investment income (loss)	(.09)%	.07%	(.02)%	(.20)%	(.11)%
Supplemental Data
Net assets, end of period (000 omitted)	$2,324,127	$1,702,040	$942,013	$1,692,073	$1,365,091
Portfolio turnover rate G	52%	24%	21%	31%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Technology Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$10,960,507	Market comparable	Enterprise value/Revenue multiple (EV/R)	11.3 - 19.1 / 18.5	Increase
		Market approach	Transaction price	$8.00	Increase
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3%	Increase
			Term	3.0	Increase
			Volatility	70.0%	Increase
Convertible Corporate Bonds	$55,962	Market approach	Transaction price	$100.00	Increase
			Discount rate	21.7%	Decrease
			Probability rate	0.0% - 60.0% / 25.0%	Increase
		Black scholes	Discount rate	5.0%	Increase
			Term	0.4	Increase
			Volatility	100.0%	Increase
Convertible Preferred Stocks	$37,729,717	Market comparable	Enterprise value/Revenue multiple (EV/R)	0.9 - 51.0 / 20.5	Increase
		Market approach	Transaction price	$1.10 - $8.00 / $4.12	Increase
			Discount rate	60.0%	Decrease
			Premium rate	20.0%	Increase
		Black scholes	Discount rate	4.1% - 4.4% / 4.3%	Increase
			Term	2.0 - 5.0 / 3.0	Increase
			Volatility	50.0% - 100.0% / 65.5%	Increase
Preferred Securities	$292,543	Market approach	Transaction price	$100.00	Increase
			Discount rate	35.4% - 37.9% / 36.4%	Decrease
			Probability rate	0.0% - 50.0% / 30.1%	Increase
		Black scholes	Discount rate	4.3% - 5.0% / 4.7%	Increase
			Term	0.1 - 0.5 / 0.3	Increase
			Volatility	50.0% - 100.0% / 79.8%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,520,935,307
Gross unrealized depreciation	(98,269,107)
Net unrealized appreciation (depreciation)	$1,422,666,200
Tax Cost	$1,488,325,538

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$29,832,329
Undistributed long-term capital gain	$148,553,832
Net unrealized appreciation (depreciation) on securities and other investments	$1,422,663,674

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$39,033,385	$7,959,390
Long-term Capital Gains	65,492,667	36,962,467
Total	$104,526,052	$44,921,857
Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Technology Portfolio	Revolute Group Holdings, Ltd.	2,883,579	-

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Technology Portfolio	1,398,149,445	1,292,030,205
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.57
Service Class 2.57
Investor Class	.64

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $40,679.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	42,498.0630%
Service Class 2	739.0630%
Investor Class	419,555.1390%
	462,792

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Technology Portfolio	.0269%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Technology Portfolio	11,312

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Technology Portfolio	Borrower	5,214,000	5.57%	1,612

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Technology Portfolio	149,505,924	103,207,431	14,094,217
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Technology Portfolio	3,723
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Technology Portfolio	3,859	53	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $96,458.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023 A
VIP Technology Portfolio
Distributions to shareholders
Initial Class	$18,999,763	$7,701,196
Service Class 2	519,205	21,247
Investor Class	85,007,084	37,199,414
Total	$104,526,052	$44,921,857

A Distributions for Service Class 2 are for the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023 A	Year ended December 31, 2024	Year ended December 31, 2023 A
VIP Technology Portfolio
Initial Class
Shares sold	2,864,241	4,884,121	$107,076,192	$136,520,854
Reinvestment of distributions	511,343	305,373	18,999,763	7,701,196
Shares redeemed	(2,136,090)	(2,011,242)	(79,028,176)	(55,940,646)
Net increase (decrease)	1,239,494	3,178,252	$47,047,779	$88,281,404
Service Class 2
Shares sold	537,853	158,667	$20,083,673	$4,661,142
Reinvestment of distributions	12,967	680	513,875	20,758
Shares redeemed	(69,477)	(2,144)	(2,717,504)	(65,483)
Net increase (decrease)	481,343	157,203	$17,880,044	$4,616,417
Investor Class
Shares sold	6,283,661	10,012,797	$229,347,123	$275,860,254
Reinvestment of distributions	2,345,050	1,518,486	85,007,084	37,199,414
Shares redeemed	(5,879,954)	(3,303,071)	(213,675,980)	(87,930,758)
Net increase (decrease)	2,748,757	8,228,212	$100,678,227	$225,128,910

A Share transactions for Service Class 2 are for the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Technology Portfolio	93%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Technology Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Technology Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and issuers of privately offered securities. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $148,613,348, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $2,195,200 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 1% and 23%; Service Class 2 designates 1% and 23%; and Investor Class designates 1% and 23%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.21	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817385.119
VTECIC-ANN-0325
Fidelity® Variable Insurance Products:

VIP Consumer Discretionary Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Consumer Discretionary Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
BAILIWICK OF JERSEY - 2.0%
Consumer Discretionary - 2.0%
Automobile Components - 2.0%
Aptiv PLC	82,370	4,981,738
BRAZIL - 0.7%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
MercadoLibre Inc (a)	1,085	1,844,977
CANADA - 1.8%
Consumer Discretionary - 1.8%
Automobile Components - 0.4%
Magna International Inc (United States)	27,730	1,158,837
Hotels, Restaurants & Leisure - 0.8%
Restaurant Brands International Inc	31,700	2,066,140
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (a)	40,800	1,516,819
TOTAL CANADA		4,741,796
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy Louis Vuitton SE	954	627,534
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	11,534	631,717
UNITED KINGDOM - 0.4%
Consumer Discretionary - 0.4%
Specialty Retail - 0.4%
JD Sports Fashion PLC	824,400	989,752
UNITED STATES - 93.9%
Consumer Discretionary - 92.6%
Automobile Components - 0.4%
LCI Industries	9,100	940,848
Automobiles - 18.2%
General Motors Co	69,520	3,703,330
Tesla Inc (a)	107,449	43,392,205
		47,095,535
Broadline Retail - 25.2%
Amazon.com Inc (a)	281,842	61,833,316
Etsy Inc (a)	25,500	1,348,695
Ollie's Bargain Outlet Holdings Inc (a)	17,120	1,878,578
		65,060,589
Hotels, Restaurants & Leisure - 16.8%
Aramark	26,405	985,171
Booking Holdings Inc	1,165	5,788,209
Caesars Entertainment Inc (a)(b)	31,359	1,048,018
Chipotle Mexican Grill Inc (a)	67,560	4,073,868
Churchill Downs Inc	15,258	2,037,553
Domino's Pizza Inc	10,221	4,290,367
Hilton Worldwide Holdings Inc	25,260	6,243,262
Marriott International Inc/MD Class A1	18,109	5,051,324
McDonald's Corp	20,998	6,087,110
Penn Entertainment Inc (a)	55,472	1,099,455
Red Rock Resorts Inc Class A	37,360	1,727,526
Royal Caribbean Cruises Ltd	12,630	2,913,615
Starbucks Corp	24,610	2,245,663
		43,591,141
Household Durables - 4.2%
KB Home	19,220	1,263,138
PulteGroup Inc	23,550	2,564,595
Tempur Sealy International Inc	83,453	4,730,951
TopBuild Corp (a)	7,600	2,366,184
		10,924,868
Specialty Retail - 22.1%
Academy Sports & Outdoors Inc	47,146	2,712,309
Advance Auto Parts Inc	6,700	316,843
Dick's Sporting Goods Inc	25,793	5,902,470
Floor & Decor Holdings Inc Class A (a)	30,701	3,060,890
Gap Inc/The	33,100	782,153
Group 1 Automotive Inc	5,680	2,394,006
Home Depot Inc/The	29,261	11,382,237
Lowe's Cos Inc	42,258	10,429,274
O'Reilly Automotive Inc (a)	1,055	1,251,019
Ross Stores Inc	31,980	4,837,615
Sally Beauty Holdings Inc (a)	75,273	786,603
TJX Cos Inc/The	53,978	6,521,082
Ulta Beauty Inc (a)	4,260	1,852,802
Wayfair Inc Class A (a)	9,866	437,261
Williams-Sonoma Inc	25,320	4,688,758
		57,355,322
Textiles, Apparel & Luxury Goods - 5.7%
Capri Holdings Ltd (a)	30,570	643,804
Deckers Outdoor Corp (a)	19,974	4,056,520
Lululemon Athletica Inc (a)	3,631	1,388,531
NIKE Inc Class B	41,676	3,153,623
PVH Corp	19,895	2,103,896
Skechers USA Inc Class A (a)	9,970	670,383
Tapestry Inc (b)	44,079	2,879,681
		14,896,438
TOTAL CONSUMER DISCRETIONARY		239,864,741

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Dollar Tree Inc (a)	11,639	872,227
Performance Food Group Co (a)	6,861	580,097
		1,452,324
Industrials - 0.7%
Building Products - 0.7%
AZEK Co Inc/The Class A (a)	40,098	1,903,452
TOTAL UNITED STATES		243,220,517
TOTAL COMMON STOCKS (Cost $117,402,584)		257,038,031

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	2,253,742	2,254,193
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	3,980,416	3,980,814
TOTAL MONEY MARKET FUNDS (Cost $6,235,007)			6,235,007

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $123,637,591)	263,273,038
NET OTHER ASSETS (LIABILITIES) - (1.6)%	(4,083,400)
NET ASSETS - 100.0%	259,189,638

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	902,099	34,905,996	33,553,966	33,151	64	-	2,254,193	2,253,742	0.0%
Fidelity Securities Lending Cash Central Fund	6,032,714	79,702,608	81,754,508	4,370	-	-	3,980,814	3,980,416	0.0%
Total	6,934,813	114,608,604	115,308,474	37,521	64	-	6,235,007	6,234,158

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Discretionary	253,682,255	253,054,721	627,534	-
Consumer Staples	1,452,324	1,452,324	-	-
Industrials	1,903,452	1,903,452	-	-

Money Market Funds	6,235,007	6,235,007	-	-
Total Investments in Securities:	263,273,038	262,645,504	627,534	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $3,894,434) - See accompanying schedule:
Unaffiliated issuers (cost $117,402,584)	$257,038,031
Fidelity Central Funds (cost $6,235,007)	6,235,007

Total Investment in Securities (cost $123,637,591)		$263,273,038
Receivable for investments sold		160,639
Receivable for fund shares sold		131,218
Dividends receivable		63,296
Distributions receivable from Fidelity Central Funds		7,060
Prepaid expenses		239
Other receivables		1,835
Total assets		263,637,325
Liabilities
Payable for investments purchased	$210,605
Payable for fund shares redeemed	68,383
Accrued management fee	143,286
Distribution and service plan fees payable	189
Other payables and accrued expenses	44,574
Collateral on securities loaned	3,980,650
Total liabilities		4,447,687
Net Assets		$259,189,638
Net Assets consist of:
Paid in capital		$91,876,160
Total accumulated earnings (loss)		167,313,478
Net Assets		$259,189,638

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($21,578,016 ÷ 519,753 shares)		$41.52
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($931,966 ÷ 22,523 shares)		$41.38
Investor Class :
Net Asset Value, offering price and redemption price per share ($236,679,656 ÷ 5,735,732 shares)		$41.26
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$1,753,430
Income from Fidelity Central Funds (including $4,370 from security lending)		37,521
Total income		1,790,951
Expenses
Management fee	$1,484,706
Transfer agent fees	53,451
Distribution and service plan fees	1,418
Accounting fees	14,276
Custodian fees and expenses	18,069
Independent trustees' fees and expenses	1,023
Audit fees	49,787
Legal	2,828
Interest	3,181
Miscellaneous	5,458
Total expenses before reductions	1,634,197
Expense reductions	(11,009)
Total expenses after reductions		1,623,188
Net Investment income (loss)		167,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	28,491,067
Fidelity Central Funds	64
Foreign currency transactions	(571)
Total net realized gain (loss)		28,490,560
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	22,713,330
Assets and liabilities in foreign currencies	(311)
Total change in net unrealized appreciation (depreciation)		22,713,019
Net gain (loss)		51,203,579
Net increase (decrease) in net assets resulting from operations		$51,371,342
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$167,763	$144,641
Net realized gain (loss)	28,490,560	5,620,576
Change in net unrealized appreciation (depreciation)	22,713,019	66,700,918
Net increase (decrease) in net assets resulting from operations	51,371,342	72,466,135
Distributions to shareholders	(798,577)	(43,907)

Share transactions - net increase (decrease)	(46,004,568)	7,432,768
Total increase (decrease) in net assets	4,568,197	79,854,996

Net Assets
Beginning of period	254,621,441	174,766,445
End of period	$259,189,638	$254,621,441

Financial Highlights
VIP Consumer Discretionary Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.40	$23.54	$39.33	$34.37	$25.27
Income from Investment Operations
Net investment income (loss) A,B	.05	.04	.01	(.04)	.02
Net realized and unrealized gain (loss)	8.19	9.84	(12.80)	6.56	9.11
Total from investment operations	8.24	9.88	(12.79)	6.52	9.13
Distributions from net investment income	(.02)	(.02)	-	-	(.03)
Distributions from net realized gain	(.11)	-	(3.00)	(1.56)	-
Total distributions	(.12) C	(.02)	(3.00)	(1.56)	(.03)
Net asset value, end of period	$41.52	$33.40	$23.54	$39.33	$34.37
Total Return D,E	24.71%	41.99%	(34.63)%	19.41%	36.15%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62%	.65%	.66%	.65%	.67%
Expenses net of fee waivers, if any	.62%	.65%	.66%	.65%	.67%
Expenses net of all reductions	.62%	.65%	.66%	.65%	.67%
Net investment income (loss)	.14%	.13%	.04%	(.11)%	.07%
Supplemental Data
Net assets, end of period (000 omitted)	$21,578	$22,709	$16,567	$32,788	$28,273
Portfolio turnover rate H	25%	35%	34%	39%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Discretionary Portfolio Service Class 2

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$33.37	$30.31
Income from Investment Operations
Net investment income (loss) B,C	(.04)	(.01)
Net realized and unrealized gain (loss)	8.17	3.09
Total from investment operations	8.13	3.08
Distributions from net investment income	(.01)	(.02)
Distributions from net realized gain	(.11)	-
Total distributions	(.12)	(.02)
Net asset value, end of period	$41.38	$33.37
Total Return D,E,F	24.38%	10.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.86%	.91% I
Expenses net of fee waivers, if any	.86%	.90% I
Expenses net of all reductions	.86%	.90% I
Net investment income (loss)	(.10)%	(.09)% I
Supplemental Data
Net assets, end of period (000 omitted)	$932	$266
Portfolio turnover rate J	25%	35%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Discretionary Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.22	$23.41	$39.17	$34.24	$25.20
Income from Investment Operations
Net investment income (loss) A,B	.02	.02	(.01)	(.07)	-
Net realized and unrealized gain (loss)	8.14	9.79	(12.75)	6.54	9.06
Total from investment operations	8.16	9.81	(12.76)	6.47	9.06
Distributions from net investment income	(.01)	- C	-	-	(.02)
Distributions from net realized gain	(.11)	-	(3.00)	(1.54)	-
Total distributions	(.12)	- C	(3.00)	(1.54)	(.02)
Net asset value, end of period	$41.26	$33.22	$23.41	$39.17	$34.24
Total Return D,E	24.59%	41.92%	(34.70)%	19.32%	36.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70%	.73%	.74%	.72%	.75%
Expenses net of fee waivers, if any	.70%	.72%	.73%	.72%	.75%
Expenses net of all reductions	.70%	.72%	.73%	.72%	.74%
Net investment income (loss)	.06%	.06%	(.03)%	(.18)%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$236,680	$231,646	$158,200	$295,060	$236,803
Portfolio turnover rate H	25%	35%	34%	39%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Consumer Discretionary Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$145,840,104
Gross unrealized depreciation	(6,615,359)
Net unrealized appreciation (depreciation)	$139,224,745
Tax Cost	$124,048,293

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$452,635
Undistributed long-term capital gain	$27,637,060
Net unrealized appreciation (depreciation) on securities and other investments	$139,223,782

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$520,284	$43,907
Long-term Capital Gains	278,293	-
Total	$798,577	$43,907

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Consumer Discretionary Portfolio	59,665,961	107,766,144
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.
For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $1,418.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	2,266.0630
Service Class 2	25.0630
Investor Class	51,160.1390
	53,451
Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Consumer Discretionary Portfolio	.0353

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Consumer Discretionary Portfolio	1,123

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Consumer Discretionary Portfolio.	Borrower	2,917,857	5.57%	3,158

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Consumer Discretionary Portfolio	7,370,911	9,903,036	3,480,458
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Consumer Discretionary Portfolio	376
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Consumer Discretionary Portfolio	465	-	-

8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Consumer Discretionary Portfolio	139,000	5.83%	23

9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,009.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023A
VIP Consumer Discretionary Portfolio
Distributions to shareholders
Initial Class	$70,801	$16,070
Service Class 2	1,607	125
Investor Class	726,169	27,712
Total	$798,577	$43,907

A Distributions for Service Class 2 are for the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023A	Year ended December 31, 2024	Year ended December 31, 2023A
VIP Consumer Discretionary Portfolio
Initial Class
Shares sold	35,554	173,093	$1,299,888	$5,025,457
Reinvestment of distributions	1,862	519	70,801	16,070
Shares redeemed	(197,605)	(197,557)	(6,926,663)	(5,622,611)
Net increase (decrease)	(160,189)	(23,945)	$(5,555,974)	$(581,084)
Service Class 2
Shares sold	24,921	8,140	$905,683	$254,397
Reinvestment of distributions	30	2	1,221	49
Shares redeemed	(10,402)	(168)	(361,296)	(5,269)
Net increase (decrease)	14,549	7,974	$545,608	$249,177
Investor Class
Shares sold	368,781	1,561,080	$14,282,903	$45,112,100
Reinvestment of distributions	19,093	900	726,169	27,712
Shares redeemed	(1,625,147)	(1,345,615)	(56,003,274)	(37,375,137)
Net increase (decrease)	(1,237,273)	216,365	$(40,994,202)	$7,764,675

A Share transactions for Service Class 2 are for the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Consumer Discretionary Portfolio.	100%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Consumer Discretionary Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Consumer Discretionary Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $27,648,850, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class, Service Class 2, and Investor Class designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.21	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817355.119
VCONIC-ANN-0325
Fidelity® Variable Insurance Products:

VIP Real Estate Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Real Estate Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
UNITED STATES - 99.0%
Real Estate - 99.0%
Health Care REITs - 10.0%
Ventas Inc	381,310	22,455,346
Welltower Inc	105,400	13,283,562
		35,738,908
Hotel & Resort REITs - 1.6%
Ryman Hospitality Properties Inc	56,400	5,884,776
Industrial REITs - 12.1%
Americold Realty Trust Inc	130,100	2,784,140
EastGroup Properties Inc	31,200	5,007,288
Prologis Inc	274,029	28,964,865
Terreno Realty Corp	108,800	6,434,432
		43,190,725
Office REITs - 1.9%
Douglas Emmett Inc	368,200	6,833,792
Real Estate Management & Development - 10.3%
CBRE Group Inc Class A (a)	178,400	23,422,136
CoStar Group Inc (a)	62,200	4,452,898
Zillow Group Inc Class C (a)	118,400	8,767,520
		36,642,554
Residential REITs - 14.1%
Equity LifeStyle Properties Inc	14,420	960,372
Essex Property Trust Inc	38,848	11,088,773
Invitation Homes Inc	303,000	9,686,910
Mid-America Apartment Communities Inc	59,200	9,150,544
Sun Communities Inc	95,900	11,792,823
UDR Inc	179,700	7,800,777
		50,480,199
Retail REITs - 13.8%
Curbline Properties Corp	310,000	7,198,200
Federal Realty Investment Trust	51,800	5,799,010
Macerich Co/The	373,700	7,444,104
NNN REIT Inc	220,300	8,999,255
SITE Centers Corp	140,950	2,155,126
Tanger Inc	297,600	10,157,088
Urban Edge Properties	349,500	7,514,250
		49,267,033
Specialized REITs - 35.2%
American Tower Corp	136,500	25,035,465
Crown Castle Inc	148,400	13,468,784
CubeSmart	298,500	12,790,725
Digital Realty Trust Inc	47,600	8,440,908
Equinix Inc	37,000	34,886,930
Four Corners Property Trust Inc	422,800	11,474,792
Lamar Advertising Co Class A	45,900	5,587,866
Public Storage Operating Co	46,900	14,043,736
		125,729,206
TOTAL REAL ESTATE		353,767,193

TOTAL COMMON STOCKS (Cost $281,310,426)		353,767,193

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $2,032,064)	4.36	2,031,658	2,032,064

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $283,342,490)	355,799,257
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,499,493
NET ASSETS - 100.0%	357,298,750

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,955,778	63,242,384	63,166,065	104,544	(33)	-	2,032,064	2,031,658	0.0%
Fidelity Securities Lending Cash Central Fund	-	10,433,495	10,433,495	4,776	-	-	-	-	0.0%
Total	1,955,778	73,675,879	73,599,560	109,320	(33)	-	2,032,064	2,031,658

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Real Estate	353,767,193	353,767,193	-	-

Money Market Funds	2,032,064	2,032,064	-	-
Total Investments in Securities:	355,799,257	355,799,257	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $281,310,426)	$353,767,193
Fidelity Central Funds (cost $2,032,064)	2,032,064

Total Investment in Securities (cost $283,342,490)		$355,799,257
Receivable for fund shares sold		917,243
Dividends receivable		1,126,885
Distributions receivable from Fidelity Central Funds		3,292
Prepaid expenses		388
Other receivables		4,803
Total assets		357,851,868
Liabilities
Payable for fund shares redeemed	$249,646
Accrued management fee	189,975
Distribution and service plan fees payable	30,385
Audit fee payable	45,730
Proxy fee payable	31,178
Other payables and accrued expenses	6,204
Total liabilities		553,118
Net Assets		$357,298,750
Net Assets consist of:
Paid in capital		$281,282,077
Total accumulated earnings (loss)		76,016,673
Net Assets		$357,298,750

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($60,616,771 ÷ 3,431,200 shares)		$17.67
Service Class :
Net Asset Value, offering price and redemption price per share ($14,040,137 ÷ 799,377 shares)		$17.56
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($132,893,650 ÷ 7,694,452 shares)		$17.27
Investor Class :
Net Asset Value, offering price and redemption price per share ($149,748,192 ÷ 8,541,764 shares)		$17.53
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$9,637,734
Income from Fidelity Central Funds (including $4,776 from security lending)		109,320
Total income		9,747,054
Expenses
Management fee	$2,180,817
Transfer agent fees	56,195
Distribution and service plan fees	362,294
Accounting fees	21,144
Custodian fees and expenses	13,488
Independent trustees' fees and expenses	1,583
Audit fees	50,299
Legal	567
Miscellaneous	43,806
Total expenses before reductions	2,730,193
Expense reductions	(16,297)
Total expenses after reductions		2,713,896
Net Investment income (loss)		7,033,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,042,433
Fidelity Central Funds	(33)
Total net realized gain (loss)		11,042,400
Change in net unrealized appreciation (depreciation) on investment securities		4,538,195
Net gain (loss)		15,580,595
Net increase (decrease) in net assets resulting from operations		$22,613,753
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,033,158	$8,042,984
Net realized gain (loss)	11,042,400	(11,311,869)
Change in net unrealized appreciation (depreciation)	4,538,195	41,214,134
Net increase (decrease) in net assets resulting from operations	22,613,753	37,945,249
Distributions to shareholders	(8,654,082)	(22,455,500)
Distributions to shareholders from tax return of capital	(5,865,047)	-

Total Distributions	(14,519,129)	(22,455,500)
Share transactions - net increase (decrease)	(29,015,741)	30,532,499
Total increase (decrease) in net assets	(20,921,117)	46,022,248

Net Assets
Beginning of period	378,219,867	332,197,619
End of period	$357,298,750	$378,219,867

Financial Highlights
VIP Real Estate Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.25	$16.54	$23.81	$17.43	$19.79
Income from Investment Operations
Net investment income (loss) A,B	.36	.40	.34	.23	.31
Net realized and unrealized gain (loss)	.80	1.41	(6.76)	6.52	(1.54)
Total from investment operations	1.16	1.81	(6.42)	6.75	(1.23)
Distributions from net investment income	(.42) C	(.40)	(.25)	(.22) C	(.37)
Distributions from net realized gain	(.02) C	(.70)	(.59)	(.15) C	(.76)
Distributions from tax return of capital	(.30)	-	-	-	-
Total distributions	(.74)	(1.10)	(.85) D	(.37)	(1.13)
Net asset value, end of period	$17.67	$17.25	$16.54	$23.81	$17.43
Total Return E,F	6.52%	11.19%	(27.51)%	38.99%	(6.55)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.61%	.64%	.64%	.64%	.66%
Expenses net of fee waivers, if any	.61%	.64%	.64%	.64%	.66%
Expenses net of all reductions	.61%	.64%	.64%	.64%	.65%
Net investment income (loss)	2.06%	2.49%	1.80%	1.11%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$60,617	$66,471	$66,060	$95,219	$69,612
Portfolio turnover rate I	37%	33%	53%	31%	83%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Real Estate Portfolio Service Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.16	$16.46	$23.70	$17.35	$19.70
Income from Investment Operations
Net investment income (loss) A,B	.34	.39	.32	.21	.29
Net realized and unrealized gain (loss)	.79	1.40	(6.73)	6.48	(1.52)
Total from investment operations	1.13	1.79	(6.41)	6.69	(1.23)
Distributions from net investment income	(.41) C	(.39)	(.24)	(.19) C	(.36)
Distributions from net realized gain	(.02) C	(.70)	(.59)	(.15) C	(.76)
Distributions from tax return of capital	(.29)	-	-	-	-
Total distributions	(.73) D	(1.09)	(.83)	(.34)	(1.12)
Net asset value, end of period	$17.56	$17.16	$16.46	$23.70	$17.35
Total Return E,F	6.38%	11.09%	(27.59)%	38.80%	(6.61)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.72%	.74%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.72%	.74%	.74%	.74%	.76%
Expenses net of all reductions	.72%	.74%	.74%	.74%	.75%
Net investment income (loss)	1.95%	2.39%	1.70%	1.01%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$14,040	$12,625	$12,149	$15,071	$14,062
Portfolio turnover rate I	37%	33%	53%	31%	83%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Real Estate Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$16.88	$16.22	$23.36	$17.11	$19.45
Income from Investment Operations
Net investment income (loss) A,B	.31	.35	.29	.17	.26
Net realized and unrealized gain (loss)	.78	1.38	(6.63)	6.40	(1.51)
Total from investment operations	1.09	1.73	(6.34)	6.57	(1.25)
Distributions from net investment income	(.39) C	(.37)	(.21)	(.17) C	(.33)
Distributions from net realized gain	(.02) C	(.70)	(.58)	(.15) C	(.76)
Distributions from tax return of capital	(.28)	-	-	-	-
Total distributions	(.70) D	(1.07)	(.80) D	(.32)	(1.09)
Net asset value, end of period	$17.27	$16.88	$16.22	$23.36	$17.11
Total Return E,F	6.25%	10.89%	(27.69)%	38.64%	(6.79)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.87%	.89%	.89%	.89%	.91%
Expenses net of fee waivers, if any	.86%	.89%	.89%	.89%	.91%
Expenses net of all reductions	.86%	.89%	.89%	.89%	.90%
Net investment income (loss)	1.81%	2.24%	1.55%	.86%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$132,894	$146,734	$97,994	$158,332	$105,694
Portfolio turnover rate I	37%	33%	53%	31%	83%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Real Estate Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.13	$16.43	$23.66	$17.32	$19.67
Income from Investment Operations
Net investment income (loss) A,B	.35	.39	.33	.21	.30
Net realized and unrealized gain (loss)	.78	1.40	(6.73)	6.49	(1.53)
Total from investment operations	1.13	1.79	(6.40)	6.70	(1.23)
Distributions from net investment income	(.41) C	(.39)	(.24)	(.21) C	(.36)
Distributions from net realized gain	(.02) C	(.70)	(.59)	(.15) C	(.76)
Distributions from tax return of capital	(.29)	-	-	-	-
Total distributions	(.73) D	(1.09)	(.83)	(.36)	(1.12)
Net asset value, end of period	$17.53	$17.13	$16.43	$23.66	$17.32
Total Return E,F	6.40%	11.12%	(27.58)%	38.92%	(6.61)%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.70%	.72%	.72%	.72%	.74%
Expenses net of fee waivers, if any	.69%	.71%	.72%	.71%	.74%
Expenses net of all reductions	.69%	.71%	.72%	.71%	.73%
Net investment income (loss)	1.98%	2.42%	1.72%	1.03%	1.75%
Supplemental Data
Net assets, end of period (000 omitted)	$149,748	$152,390	$155,995	$245,326	$150,117
Portfolio turnover rate I	37%	33%	53%	31%	83%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Real Estate Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain corporate actions, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$94,640,684
Gross unrealized depreciation	(24,859,967)
Net unrealized appreciation (depreciation)	$69,780,717
Tax Cost	$286,018,541

The tax-based components of distributable earnings as of period end were as follows:

Net unrealized appreciation (depreciation) on securities and other investments	$69,780,717

For the period ended December 31, 2024, the Fund's distribution exceeded the aggregate amount of taxable income and net realized gains resulting in a return of capital for tax purposes. This was due to reductions in taxable income available for distribution after certain distributions had been made.

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$8,164,725	$8,380,674
Long-term Capital Gains	489,357	14,074,826
Tax Return of Capital	5,865,047	-
Total	$14,519,129	$22,455,500

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Real Estate Portfolio	135,402,693	162,259,699
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class	.58
Service Class 2.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class	$13,306
Service Class 2	348,988
$362,294

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	6,669.0630
Service Class	1,274.0630
Service Class 2	14,491.0630
Investor Class	33,761.1390
	56,195

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Real Estate Portfolio	.0353

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Real Estate Portfolio	2,038

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Real Estate Portfolio	11,142,825	12,414,730	82,174

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
VIP Real Estate Portfolio	4,802
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Real Estate Portfolio	569
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Real Estate Portfolio	515	-	-
8. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $40.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $16,257.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Real Estate Portfolio
Distributions to shareholders
Initial Class	$1,470,307	$4,249,940
Service Class	330,209	835,505
Service Class 2	3,230,643	7,307,505
Investor Class	3,622,922	10,062,550
Total	$8,654,081	$22,455,500
Tax Return of Capital
Initial Class	$996,456	$-
Service Class	223,790	-
Service Class 2	2,189,472	-
Investor Class	2,455,329	-
Total	$5,865,047	$-
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Real Estate Portfolio
Initial Class
Shares sold	286,432	420,196	$4,939,915	$6,729,502
Reinvestment of distributions	133,196	251,029	2,466,763	4,249,940
Shares redeemed	(841,742)	(812,224)	(14,914,743)	(13,305,910)
Net increase (decrease)	(422,114)	(140,999)	$(7,508,065)	$(2,326,468)
Service Class
Shares sold	246,992	190,511	$4,144,348	$3,038,056
Reinvestment of distributions	30,011	49,656	553,999	835,505
Shares redeemed	(213,285)	(242,581)	(3,726,005)	(3,902,446)
Net increase (decrease)	63,718	(2,414)	$972,342	$(28,885)
Service Class 2
Shares sold	1,207,599	3,603,805	$21,224,802	$56,416,922
Reinvestment of distributions	298,828	443,372	5,420,115	7,307,505
Shares redeemed	(2,502,450)	(1,398,475)	(43,505,342)	(22,062,376)
Net increase (decrease)	(996,023)	2,648,702	$(16,860,425)	$41,662,051
Investor Class
Shares sold	734,192	457,345	$13,136,039	$7,535,478
Reinvestment of distributions	330,319	597,354	6,078,252	10,062,550
Shares redeemed	(1,419,360)	(1,653,432)	(24,833,884)	(26,372,227)
Net increase (decrease)	(354,849)	(598,733)	$(5,619,593)	$(8,774,199)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number ofUnaffiliated Shareholders	Unaffiliated Shareholders %
VIP Real Estate Portfolio	48	1	17
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Real Estate Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Real Estate Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 18, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $489,357, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $66,267 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.21	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.781992.122
VIPRE-ANN-0325
Fidelity® Variable Insurance Products:

VIP Health Care Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Health Care Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 97.6%
	Shares	Value ($)
BELGIUM - 2.0%
Health Care - 2.0%
Pharmaceuticals - 2.0%
UCB SA	105,000	20,904,489
CANADA - 0.7%
Health Care - 0.7%
Biotechnology - 0.7%
Xenon Pharmaceuticals Inc (b)	190,000	7,448,000
DENMARK - 1.4%
Health Care - 1.4%
Biotechnology - 1.4%
Ascendis Pharma A/S ADR (b)	110,000	15,143,700
Zealand Pharma A/S (b)	2,300	228,588

TOTAL DENMARK		15,372,288
GERMANY - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (b)	18,000	2,051,099
NETHERLANDS - 3.6%
Health Care - 3.6%
Biotechnology - 3.4%
Argenx SE ADR (b)	48,000	29,520,000
Merus NV (b)	170,000	7,148,500
		36,668,500
Pharmaceuticals - 0.2%
Pharvaris NV (b)	109,600	2,101,032
TOTAL NETHERLANDS		38,769,532
UNITED KINGDOM - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Immunocore Holdings PLC ADR (b)	82,056	2,420,652
UNITED STATES - 89.5%
Health Care - 89.5%
Biotechnology - 18.0%
Acumen Pharmaceuticals Inc (b)	180,000	309,600
Allogene Therapeutics Inc (b)(c)	690,000	1,469,700
Alnylam Pharmaceuticals Inc (b)	92,500	21,766,176
Annexon Inc (b)(c)	200,000	1,026,000
Apogee Therapeutics Inc (b)	9,277	420,248
Arcellx Inc (b)	90,000	6,902,100
Arcus Biosciences Inc (b)	110,000	1,637,900
Avidity Biosciences Inc (b)	80,000	2,326,400
Blueprint Medicines Corp (b)	24,000	2,093,280
Cargo Therapeutics Inc (b)	146,125	2,107,123
Caris Life Sciences Inc (b)(d)(e)	254,430	732,758
Cartesian Therapeutics Inc (b)	56,954	1,020,046
CG oncology Inc	80,000	2,294,400
Cogent Biosciences Inc (b)	340,000	2,652,000
Crinetics Pharmaceuticals Inc (b)	75,000	3,834,750
Cytokinetics Inc (b)(c)	128,000	6,021,120
Day One Biopharmaceuticals Inc (b)(c)	150,000	1,900,500
Disc Medicine Inc (b)	45,000	2,853,000
Dyne Therapeutics Inc (b)	110,000	2,591,600
Exact Sciences Corp (b)(c)	356,000	20,003,640
Gilead Sciences Inc	116,000	10,714,920
Janux Therapeutics Inc (b)(c)	104,600	5,600,284
Keros Therapeutics Inc (b)	128,000	2,026,240
Legend Biotech Corp ADR (b)(c)	415,000	13,504,100
MoonLake Immunotherapeutics Class A (b)(c)	108,000	5,848,200
Nurix Therapeutics Inc (b)	218,000	4,107,120
Nuvalent Inc Class A (b)	100,000	7,828,000
Oruka Therapeutics Inc	134,750	2,612,803
Oruka Therapeutics Inc (e)	25,109	486,863
Perspective Therapeutics Inc (b)	100,000	319,000
Regeneron Pharmaceuticals Inc (b)	30,000	21,369,900
REVOLUTION Medicines Inc (b)	60,000	2,624,400
Scholar Rock Holding Corp (b)	17,200	743,384
Soleno Therapeutics Inc (b)	50,000	2,247,500
Spyre Therapeutics Inc (b)(c)	90,000	2,095,200
Summit Therapeutics Inc (b)(c)	90,000	1,606,050
Upstream Bio Inc (c)	137,119	2,254,236
Vaxcyte Inc (b)	135,000	11,051,100
Veracyte Inc (b)	57,600	2,280,960
Viking Therapeutics Inc (b)	50,000	2,012,000
Viridian Therapeutics Inc (b)	341,695	6,550,293
		191,844,894
Health Care Equipment & Supplies - 29.8%
Boston Scientific Corp (b)	1,280,000	114,329,600
Glaukos Corp (b)	110,000	16,493,400
Inspire Medical Systems Inc (b)	62,000	11,493,560
Insulet Corp (b)	140,000	36,549,800
Intuitive Surgical Inc (b)	25,000	13,049,000
Masimo Corp (b)	200,000	33,060,000
Medical Microinstruments Inc/Italy warrants 2/16/2031 (b)(d)(e)	2,363	29,018
Penumbra Inc (b)	208,000	49,395,840
PROCEPT BioRobotics Corp (b)(c)	100,000	8,052,000
Stryker Corp	92,800	33,412,640
		315,864,858
Health Care Providers & Services - 20.7%
Alignment Healthcare Inc (b)(c)	720,000	8,100,000
BrightSpring Health Services Inc (b)	400,000	6,812,000
Cigna Group/The	70,800	19,550,712
CVS Health Corp	170,000	7,631,300
LifeStance Health Group Inc (b)	850,000	6,264,500
McKesson Corp	37,500	21,371,625
Molina Healthcare Inc (b)	28,000	8,149,400
Privia Health Group Inc (b)	600,000	11,730,000
Surgery Partners Inc (b)(c)	572,900	12,128,293
UnitedHealth Group Inc	235,000	118,877,100
		220,614,930
Health Care Technology - 2.1%
Phreesia Inc (b)	221,600	5,575,456
Veeva Systems Inc Class A (b)	82,000	17,240,500
		22,815,956
Life Sciences Tools & Services - 10.2%
10X Genomics Inc Class A (b)	421,800	6,057,048
Bruker Corp	170,000	9,965,400
Danaher Corp	254,000	58,305,700
IQVIA Holdings Inc (b)	16,000	3,144,160
Thermo Fisher Scientific Inc	42,800	22,265,844
West Pharmaceutical Services Inc	28,500	9,335,460
		109,073,612
Pharmaceuticals - 8.7%
Contineum Therapeutics Inc Class A	40,000	586,000
Eli Lilly & Co	81,500	62,918,000
Enliven Therapeutics Inc (b)	90,000	2,025,000
Merck & Co Inc	145,000	14,424,600
Neumora Therapeutics Inc (b)	69,142	732,905
Rapport Therapeutics Inc (b)(c)	40,000	709,600
Royalty Pharma PLC Class A	260,000	6,632,600
Septerna Inc (c)	33,100	757,990
Structure Therapeutics Inc ADR (b)(c)	101,500	2,752,680
Third Harmonic Bio Inc (b)(c)	100,000	1,029,000
		92,568,375
TOTAL UNITED STATES		952,782,625
TOTAL COMMON STOCKS (Cost $680,551,226)		1,039,748,685

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Wugen Inc 10% 6/14/2025 (d)(e)	353,945	372,881
Pharmaceuticals - 0.0%
Galvanize Therapeutics 6% 2/28/2027 (d)(e)	494,400	547,548
TOTAL HEALTH CARE		920,429

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $848,345)		920,429

Convertible Preferred Stocks - 1.5%
	Shares	Value ($)
CHINA - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (b)(d)(e)	45,182	379,077
ISRAEL - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
InSightec Ltd Series G (d)(e)	1,824,838	1,605,857
UNITED STATES - 1.3%
Financials - 0.1%
Financial Services - 0.1%
Saluda Medical Inc Series E (b)(d)(e)	163,717	1,106,727
Health Care - 1.2%
Biotechnology - 0.8%
Asimov Inc Series B (b)(d)(e)	13,047	367,143
Caris Life Sciences Inc Series D (b)(d)(e)	398,133	1,146,623
Cleerly Inc Series C (b)(d)(e)	179,891	2,113,720
Element Biosciences Inc Series C (b)(d)(e)	72,178	699,405
Element Biosciences Inc Series D (d)(e)	73,131	514,842
Element Biosciences Inc Series D1 (d)(e)	73,131	514,842
ElevateBio LLC Series C (b)(d)(e)	31,200	90,480
Endeavor BioMedicines Inc Series C (d)(e)	208,016	1,356,264
Inscripta Inc Series E (b)(d)(e)	157,568	472,704
		7,276,023
Health Care Equipment & Supplies - 0.1%
Medical Microinstruments Inc/Italy Series C (d)(e)	47,257	1,560,899
Health Care Technology - 0.3%
Aledade Inc Series B1 (b)(d)(e)	24,966	928,735
Aledade Inc Series E1 (b)(d)(e)	10,776	400,867
Candid Therapeutics (d)(e)	491,360	540,496
Omada Health Inc Series E (b)(d)(e)	281,490	1,213,222
Wugen Inc Series B (b)(d)(e)	57,585	219,975
		3,303,295
Pharmaceuticals - 0.0%
Galvanize Therapeutics Series B (b)(d)(e)	505,495	379,121
TOTAL HEALTH CARE		12,519,338

TOTAL UNITED STATES		13,626,065
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $22,314,250)		15,610,999

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Kardium Inc/CA 10% 12/31/2026 (d)(e) (Cost $1,929,405)	1,929,405	1,870,708

Money Market Funds - 2.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	4.36	5,375,068	5,376,143
Fidelity Securities Lending Cash Central Fund (f)(g)	4.35	23,218,354	23,220,676
TOTAL MONEY MARKET FUNDS (Cost $28,596,819)			28,596,819

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $734,240,045)	1,086,747,640
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(21,748,809)
NET ASSETS - 100.0%	1,064,998,831

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,650,775 or 1.8% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade Inc Series B1	5/07/21	955,966

Aledade Inc Series E1	5/20/22	536,800

Asimov Inc Series B	10/29/21	1,209,205

Candid Therapeutics	8/27/24	589,632

Caris Life Sciences Inc	10/06/22	1,424,808

Caris Life Sciences Inc Series D	5/11/21	3,224,877

Cleerly Inc Series C	7/08/22	2,119,224

dMed Biopharmaceutical Co Ltd Series C	12/01/20	641,727

Element Biosciences Inc Series C	6/21/21	1,483,741

Element Biosciences Inc Series D	6/28/24	573,588

Element Biosciences Inc Series D1	6/28/24	573,588

ElevateBio LLC Series C	3/09/21	130,884

Endeavor BioMedicines Inc Series C	4/22/24	1,357,221

Galvanize Therapeutics 6% 2/28/2027	2/28/24	494,400

Galvanize Therapeutics Series B	3/29/22	875,156

Inscripta Inc Series E	3/30/21	1,391,325

InSightec Ltd Series G	6/17/24	1,620,091

Kardium Inc/CA 10% 12/31/2026	5/31/24 - 9/30/24	1,929,405

Medical Microinstruments Inc/Italy Series C	2/16/24	1,575,251

Medical Microinstruments Inc/Italy warrants 2/16/2031	2/16/24	0

Omada Health Inc Series E	12/22/21	1,687,589

Oruka Therapeutics Inc	9/12/24	577,507

Saluda Medical Inc Series E	4/06/23	1,321,818

Wugen Inc 10% 6/14/2025	6/14/24	353,945

Wugen Inc Series B	7/09/21	446,566

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,859,554	167,615,642	169,098,771	232,325	(282)	-	5,376,143	5,375,068	0.0%
Fidelity Securities Lending Cash Central Fund	34,271,248	265,819,189	276,869,761	81,716	-	-	23,220,676	23,218,354	0.1%
Total	41,130,802	433,434,831	445,968,532	314,041	(282)	-	28,596,819	28,593,422

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Health Care	1,039,748,685	1,038,986,909	-	761,776

Convertible Corporate Bonds
Health Care	920,429	-	-	920,429

Convertible Preferred Stocks
Financials	1,106,727	-	-	1,106,727
Health Care	14,504,272	-	-	14,504,272

Preferred Securities
Health Care	1,870,708	-	-	1,870,708

Money Market Funds	28,596,819	28,596,819	-	-
Total Investments in Securities:	1,086,747,640	1,067,583,728	-	19,163,912

Net Unrealized Depreciation on Unfunded Commitments	(18,795)	-	-	(18,795)
Total	(18,795)	-	-	(18,795)
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.

Investments in Securities:
Beginning Balance	$11,578,871
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	(1,482,081)
Cost of Purchases	9,067,122
Proceeds of Sales	-
Amortization/Accretion	-
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$19,163,912
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2024	$(1,482,081)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $22,865,012) - See accompanying schedule:
Unaffiliated issuers (cost $705,643,226)	$1,058,150,821
Fidelity Central Funds (cost $28,596,819)	28,596,819

Total Investment in Securities (cost $734,240,045)		$1,086,747,640
Receivable for investments sold		2,072,183
Receivable for fund shares sold		217,819
Dividends receivable		506,638
Interest receivable		92,676
Distributions receivable from Fidelity Central Funds		26,562
Prepaid expenses		1,176
Other receivables		122,568
Total assets		1,089,787,262
Liabilities
Payable for investments purchased	$389,568
Unrealized depreciation on unfunded commitments	18,795
Payable for fund shares redeemed	455,909
Accrued management fee	580,784
Distribution and service plan fees payable	65,877
Other payables and accrued expenses	62,520
Collateral on securities loaned	23,214,978
Total liabilities		24,788,431
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$1,064,998,831
Net Assets consist of:
Paid in capital		$642,780,292
Total accumulated earnings (loss)		422,218,539
Net Assets		$1,064,998,831

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($110,555,311 ÷ 3,068,071 shares)		$36.03
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($309,392,815 ÷ 8,687,622 shares)		$35.61
Investor Class :
Net Asset Value, offering price and redemption price per share ($645,050,705 ÷ 18,140,568 shares)		$35.56
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$6,619,538
Interest		44,543
Income from Fidelity Central Funds (including $81,716 from security lending)		314,041
Total income		6,978,122
Expenses
Management fee	$7,101,271
Transfer agent fees	216,985
Distribution and service plan fees	781,876
Accounting fees	55,922
Custodian fees and expenses	49,376
Independent trustees' fees and expenses	5,049
Audit fees	44,597
Legal	5,606
Miscellaneous	26,272
Total expenses before reductions	8,286,954
Expense reductions	(51,270)
Total expenses after reductions		8,235,684
Net Investment income (loss)		(1,257,562)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	101,812,896
Fidelity Central Funds	(282)
Foreign currency transactions	5,610
Total net realized gain (loss)		101,818,224
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(39,744,603)
Unfunded commitments	(18,795)
Assets and liabilities in foreign currencies	(34,825)
Total change in net unrealized appreciation (depreciation)		(39,798,223)
Net gain (loss)		62,020,001
Net increase (decrease) in net assets resulting from operations		$60,762,439
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,257,562)	$(1,335,295)
Net realized gain (loss)	101,818,224	10,752,528
Change in net unrealized appreciation (depreciation)	(39,798,223)	35,314,846
Net increase (decrease) in net assets resulting from operations	60,762,439	44,732,079
Share transactions - net increase (decrease)	(141,342,473)	(92,736,495)
Total increase (decrease) in net assets	(80,580,034)	(48,004,416)

Net Assets
Beginning of period	1,145,578,865	1,193,583,281
End of period	$1,064,998,831	$1,145,578,865

Financial Highlights
VIP Health Care Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$34.27	$32.87	$40.05	$38.41	$33.32
Income from Investment Operations
Net investment income (loss) A,B	- C	- C	(.02)	(.01)	.06
Net realized and unrealized gain (loss)	1.76	1.40	(4.96)	4.39	6.90
Total from investment operations	1.76	1.40	(4.98)	4.38	6.96
Distributions from net investment income	-	-	-	(.04)	(.19)
Distributions from net realized gain	-	-	(2.20)	(2.71)	(1.67)
Total distributions	-	-	(2.20)	(2.74) D	(1.87) D
Net asset value, end of period	$36.03	$34.27	$32.87	$40.05	$38.41
Total Return E,F	5.14%	4.26%	(12.41)%	11.73%	21.58%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.60%	.63%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.59%	.62%	.63%	.63%	.64%
Expenses net of all reductions	.59%	.62%	.63%	.63%	.64%
Net investment income (loss)	.01%	(.01)%	(.06)%	(.04)%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$110,555	$121,129	$132,871	$172,092	$168,627
Portfolio turnover rate I	44%	49%	43%	32%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Health Care Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.96	$32.65	$39.89	$38.29	$33.27
Income from Investment Operations
Net investment income (loss) A,B	(.09)	(.08)	(.10)	(.11)	(.03)
Net realized and unrealized gain (loss)	1.74	1.39	(4.94)	4.38	6.88
Total from investment operations	1.65	1.31	(5.04)	4.27	6.85
Distributions from net investment income	-	-	-	(.02)	(.16)
Distributions from net realized gain	-	-	(2.20)	(2.65)	(1.67)
Total distributions	-	-	(2.20)	(2.67)	(1.83)
Net asset value, end of period	$35.61	$33.96	$32.65	$39.89	$38.29
Total Return C,D	4.86%	4.01%	(12.62)%	11.45%	21.28%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.85%	.88%	.88%	.88%	.89%
Expenses net of fee waivers, if any	.85%	.87%	.88%	.87%	.89%
Expenses net of all reductions	.85%	.87%	.88%	.87%	.88%
Net investment income (loss)	(.25)%	(.26)%	(.31)%	(.28)%	(.07)%
Supplemental Data
Net assets, end of period (000 omitted)	$309,393	$292,411	$246,472	$275,392	$143,771
Portfolio turnover rate G	44%	49%	43%	32%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Health Care Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$33.85	$32.48	$39.64	$38.04	$33.02
Income from Investment Operations
Net investment income (loss) A,B	(.03)	(.03)	(.04)	(.04)	.03
Net realized and unrealized gain (loss)	1.74	1.40	(4.92)	4.35	6.83
Total from investment operations	1.71	1.37	(4.96)	4.31	6.86
Distributions from net investment income	-	-	-	(.03)	(.17)
Distributions from net realized gain	-	-	(2.20)	(2.68)	(1.67)
Total distributions	-	-	(2.20)	(2.71)	(1.84)
Net asset value, end of period	$35.56	$33.85	$32.48	$39.64	$38.04
Total Return C,D	5.05%	4.22%	(12.49)%	11.66%	21.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.67%	.70%	.70%	.70%	.72%
Expenses net of fee waivers, if any	.67%	.70%	.70%	.70%	.72%
Expenses net of all reductions	.67%	.70%	.70%	.70%	.71%
Net investment income (loss)	(.07)%	(.08)%	(.14)%	(.11)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$645,051	$732,038	$814,240	$975,143	$914,765
Portfolio turnover rate G	44%	49%	43%	32%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Health Care Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Common Stocks	$761,776	Market comparable	Enterprise value/Revenue multiple (EV/R)	5.5	Increase
		Market approach	Transaction price	$33.33	Increase
		Black scholes	Discount rate	4.4%	Increase
			Term	5.0	Increase
			Volatility	70.0%	Increase
Convertible Corporate Bonds	$920,429	Market comparable	Enterprise value/Revenue multiple (EV/R)	6.5	Increase
			Discount rate	25.0%	Decrease
			Probability rate	0.0% - 25.0% / 13.8%	Increase
		Market approach	Transaction price	$100.00	Increase
			Discount rate	23.5%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Discount rate	4.3%	Increase
			Term	0.7	Increase
			Volatility	55.0%	Increase
Convertible Preferred Stocks	$15,610,999	Market comparable	Enterprise value/Revenue multiple (EV/R)	3.0 - 13.5 / 4.4	Increase
		Market approach	Transaction price	$1.20 - $33.33 / $13.45	Increase
			Discount rate	10.0% - 70.0% / 20.1%	Decrease
		Black scholes	Discount rate	4.3% - 4.4% / 4.3%	Increase
			Term	1.5 - 5.0 / 2.8	Increase
			Volatility	45.0% - 90.0% / 67.3%	Increase
Preferred Securities	$1,870,708	Market approach	Transaction price	$100.00	Increase
			Discount rate	36.1%	Decrease
			Probability rate	0.0% - 50.0% / 25.0%	Increase
		Black scholes	Discount rate	4.3%	Increase
			Term	2.0	Increase
			Volatility	70.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards, partnerships and losses deferred due to wash sales.

 As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$424,021,831
Gross unrealized depreciation	(75,277,514)
Net unrealized appreciation (depreciation)	$348,744,317
Tax Cost	$738,003,323

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$73,497,428
Net unrealized appreciation (depreciation) on securities and other investments	$348,739,906

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Commitments outstanding at period end are presented in the table below. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Statement of Operations, as applicable based on contractual conditions of each commitment.

	Investment to be Acquired	Commitment Amount ($)	Unrealized Appreciation (Depreciation)($)
VIP Health Care Portfolio	Jade Biosciences, Inc.	484,704	(18,795)
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Health Care Portfolio	511,206,102	651,492,121
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services, were as follows:

Service Class 2	$781,876

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	13,016.0630
Service Class 2	31,628.0630
Investor Class	172,341.1390
	216,985

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Health Care Portfolio	.0287

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Health Care Portfolio	8,582

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Health Care Portfolio	38,368,194	58,057,440	5,014,424
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
Amount ($)
VIP Health Care Portfolio	1,840
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Health Care Portfolio	8,884	182	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $51,270.
9. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Health Care Portfolio
Initial Class
Shares sold	244,009	212,796	$8,778,536	$7,025,917
Shares redeemed	(710,335)	(721,068)	(25,950,391)	(23,782,024)
Net increase (decrease)	(466,326)	(508,272)	$(17,171,855)	$(16,756,107)
Service Class 2
Shares sold	1,439,718	1,989,981	$51,897,828	$64,950,522
Shares redeemed	(1,363,684)	(928,292)	(49,794,229)	(30,183,005)
Net increase (decrease)	76,034	1,061,689	$2,103,599	$34,767,517
Investor Class
Shares sold	350,420	481,184	$12,633,468	$15,968,269
Shares redeemed	(3,838,419)	(3,918,715)	(138,907,685)	(126,716,174)
Net increase (decrease)	(3,487,999)	(3,437,531)	$(126,274,217)	$(110,747,905)
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated%	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Health Care Portfolio	69%	1	26%

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Health Care Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Health Care Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $73,497,428, or, if subsequently determined to be different, the net capital gain of such year.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.20	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817373.119
VHCIC-ANN-0325
Fidelity® Variable Insurance Products:

VIP Energy Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Energy Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.7%
	Shares	Value ($)
CANADA - 11.9%
Energy - 11.9%
Oil, Gas & Consumable Fuels - 11.9%
Canadian Natural Resources Ltd	660,260	20,384,945
Cenovus Energy Inc	1,585,900	24,040,322
Imperial Oil Ltd	89,800	5,534,371
Suncor Energy Inc	124,920	4,459,039

TOTAL CANADA		54,418,677
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (a)	43,000	731,372
NORWAY - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Odfjell Drilling Ltd	196,300	884,638
UNITED KINGDOM - 3.6%
Energy - 3.6%
Energy Equipment & Services - 3.6%
Subsea 7 SA	25,500	403,443
TechnipFMC PLC	552,926	16,001,678

TOTAL UNITED KINGDOM		16,405,121
UNITED STATES - 83.8%
Energy - 79.9%
Energy Equipment & Services - 10.0%
Baker Hughes Co Class A	162,000	6,645,240
National Energy Services Reunited Corp (a)(b)	980,055	8,781,293
Noble Corp PLC	52,600	1,651,640
Oceaneering International Inc (a)(b)	45,000	1,173,599
Schlumberger NV	514,549	19,727,809
Valaris Ltd (a)(b)	176,100	7,790,664
		45,770,245
Oil, Gas & Consumable Fuels - 69.9%
Antero Resources Corp (a)	227,460	7,972,473
Cheniere Energy Inc	118,590	25,481,433
Chevron Corp	168,969	24,473,470
Chord Energy Corp	19,115	2,234,926
ConocoPhillips	137,209	13,607,017
Diamondback Energy Inc	85,200	13,958,316
Energy Transfer LP	1,226,630	24,029,682
EOG Resources Inc	19,502	2,390,555
Exxon Mobil Corp	1,019,825	109,702,575
Hess Corp	95,900	12,755,659
Marathon Petroleum Corp	137,776	19,219,752
Northern Oil & Gas Inc	31,350	1,164,966
Occidental Petroleum Corp	319,870	15,804,777
Ovintiv Inc	232,360	9,410,580
Permian Resources Corp Class A	221,200	3,180,856
Phillips 66	40,832	4,651,990
Range Resources Corp	190,260	6,845,555
SM Energy Co	42,770	1,657,765
Targa Resources Corp	28,100	5,015,850
Valero Energy Corp	123,520	15,142,317
		318,700,514
Industrials - 1.2%
Machinery - 1.2%
Chart Industries Inc (a)	28,800	5,496,192
Utilities - 2.7%
Independent Power and Renewable Electricity Producers - 2.7%
Vistra Corp	90,729	12,508,807
TOTAL UNITED STATES		382,475,758
TOTAL COMMON STOCKS (Cost $269,874,824)		454,915,566

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	1,125,034	1,125,259
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	4,665,084	4,665,551
TOTAL MONEY MARKET FUNDS (Cost $5,790,810)			5,790,810

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $275,665,634)	460,706,376
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(4,300,235)
NET ASSETS - 100.0%	456,406,141

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	556,366	64,376,989	63,807,742	49,889	(354)	-	1,125,259	1,125,034	0.0%
Fidelity Securities Lending Cash Central Fund	5,445,626	241,601,866	242,381,941	24,120	-	-	4,665,551	4,665,084	0.0%
Total	6,001,992	305,978,855	306,189,683	74,009	(354)	-	5,790,810	5,790,118

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Energy	436,910,567	436,910,567	-	-
Industrials	5,496,192	5,496,192	-	-
Utilities	12,508,807	12,508,807	-	-

Money Market Funds	5,790,810	5,790,810	-	-
Total Investments in Securities:	460,706,376	460,706,376	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $4,700,993) - See accompanying schedule:
Unaffiliated issuers (cost $269,874,824)	$454,915,566
Fidelity Central Funds (cost $5,790,810)	5,790,810

Total Investment in Securities (cost $275,665,634)		$460,706,376
Foreign currency held at value (cost $155,197)		155,197
Receivable for investments sold		44,201
Receivable for fund shares sold		132,055
Dividends receivable		496,713
Distributions receivable from Fidelity Central Funds		5,756
Prepaid expenses		529
Other receivables		8,236
Total assets		461,549,063
Liabilities
Payable for fund shares redeemed	$154,291
Accrued management fee	239,351
Distribution and service plan fees payable	45,108
Other payables and accrued expenses	40,497
Collateral on securities loaned	4,663,675
Total liabilities		5,142,922
Net Assets		$456,406,141
Net Assets consist of:
Paid in capital		$302,003,533
Total accumulated earnings (loss)		154,402,608
Net Assets		$456,406,141

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($40,600,090 ÷ 1,611,946 shares)		$25.19
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($214,946,048 ÷ 8,587,007 shares)		$25.03
Investor Class :
Net Asset Value, offering price and redemption price per share ($200,860,003 ÷ 7,992,786 shares)		$25.13
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$13,049,420
Income from Fidelity Central Funds (including $24,120 from security lending)		74,009
Total income		13,123,429
Expenses
Management fee	$3,111,948
Transfer agent fees	84,410
Distribution and service plan fees	561,386
Accounting fees	28,918
Custodian fees and expenses	41,641
Independent trustees' fees and expenses	2,292
Audit fees	41,607
Legal	3,131
Miscellaneous	10,453
Total expenses before reductions	3,885,786
Expense reductions	(23,213)
Total expenses after reductions		3,862,573
Net Investment income (loss)		9,260,856
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	32,899,914
Fidelity Central Funds	(354)
Foreign currency transactions	5,178
Total net realized gain (loss)		32,904,738
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(20,885,153)
Assets and liabilities in foreign currencies	(12,236)
Total change in net unrealized appreciation (depreciation)		(20,897,389)
Net gain (loss)		12,007,349
Net increase (decrease) in net assets resulting from operations		$21,268,205
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,260,856	$12,392,507
Net realized gain (loss)	32,904,738	46,796,237
Change in net unrealized appreciation (depreciation)	(20,897,389)	(72,571,176)
Net increase (decrease) in net assets resulting from operations	21,268,205	(13,382,432)
Distributions to shareholders	(10,761,828)	(15,602,724)

Share transactions - net increase (decrease)	(78,705,302)	(224,272,519)
Total increase (decrease) in net assets	(68,198,925)	(253,257,675)

Net Assets
Beginning of period	524,605,066	777,862,741
End of period	$456,406,141	$524,605,066

Financial Highlights
VIP Energy Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.73	$25.16	$15.77	$10.41	$15.91
Income from Investment Operations
Net investment income (loss) A,B	.52	.52	.69	.48 C	.41
Net realized and unrealized gain (loss)	.55	(.27)	9.26	5.24	(5.62)
Total from investment operations	1.07	.25	9.95	5.72	(5.21)
Distributions from net investment income	(.61)	(.68)	(.56)	(.36)	(.29)
Total distributions	(.61)	(.68)	(.56)	(.36)	(.29)
Net asset value, end of period	$25.19	$24.73	$25.16	$15.77	$10.41
Total Return D,E	4.30%	.98%	63.18%	55.35%	(32.76)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.60%	.65%	.64%	.65%	.69%
Expenses net of fee waivers, if any	.60%	.64%	.64%	.65%	.69%
Expenses net of all reductions	.60%	.64%	.64%	.65%	.68%
Net investment income (loss)	1.94%	2.09%	3.02%	3.35% C	3.98%
Supplemental Data
Net assets, end of period (000 omitted)	$40,600	$50,598	$101,150	$30,777	$16,336
Portfolio turnover rate H	17%	24%	50%	65%	71%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.97%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Energy Portfolio Service Class 2

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.59	$25.03	$15.69	$10.37	$15.84
Income from Investment Operations
Net investment income (loss) A,B	.45	.46	.62	.44 C	.37
Net realized and unrealized gain (loss)	.55	(.29)	9.23	5.21	(5.58)
Total from investment operations	1.00	.17	9.85	5.65	(5.21)
Distributions from net investment income	(.56)	(.61)	(.51)	(.33)	(.26)
Total distributions	(.56)	(.61)	(.51)	(.33)	(.26)
Net asset value, end of period	$25.03	$24.59	$25.03	$15.69	$10.37
Total Return D,E	4.02%	.70%	62.87%	54.83%	(32.88)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.86%	.90%	.89%	.90%	.94%
Expenses net of fee waivers, if any	.85%	.89%	.88%	.90%	.94%
Expenses net of all reductions	.85%	.89%	.88%	.90%	.93%
Net investment income (loss)	1.68%	1.84%	2.77%	3.10% C	3.73%
Supplemental Data
Net assets, end of period (000 omitted)	$214,946	$214,391	$259,298	$120,827	$64,986
Portfolio turnover rate H	17%	24%	50%	65%	71%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.72%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Energy Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$24.67	$25.10	$15.73	$10.39	$15.88
Income from Investment Operations
Net investment income (loss) A,B	.50	.50	.67	.47 C	.39
Net realized and unrealized gain (loss)	.54	(.27)	9.25	5.22	(5.60)
Total from investment operations	1.04	.23	9.92	5.69	(5.21)
Distributions from net investment income	(.58)	(.66)	(.55)	(.35)	(.28)
Total distributions	(.58)	(.66)	(.55)	(.35)	(.28)
Net asset value, end of period	$25.13	$24.67	$25.10	$15.73	$10.39
Total Return D,E	4.20%	.91%	63.13%	55.16%	(32.80)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.68%	.72%	.71%	.72%	.76%
Expenses net of fee waivers, if any	.68%	.72%	.71%	.72%	.76%
Expenses net of all reductions	.68%	.72%	.71%	.72%	.75%
Net investment income (loss)	1.86%	2.01%	2.94%	3.28% C	3.90%
Supplemental Data
Net assets, end of period (000 omitted)	$200,860	$259,615	$417,415	$162,978	$70,268
Portfolio turnover rate H	17%	24%	50%	65%	71%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.90%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Energy Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$192,480,266
Gross unrealized depreciation	(10,407,658)
Net unrealized appreciation (depreciation)	$182,072,608
Tax Cost	$278,633,768

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,319,905
Capital loss carryforward	$(29,100,930)
Net unrealized appreciation (depreciation) on securities and other investments	$181,183,631

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(29,100,930)
Long-term	-
Total capital loss carryforward	$(29,100,930)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$10,761,828	$15,602,724

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Energy Portfolio	85,645,202	165,994,608
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $561,386.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	5,071.0630
Service Class 2	22,099.0630
Investor Class	57,240.1390
	84,410

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Energy Portfolio	.0343

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Energy Portfolio	3,308

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Energy Portfolio	5,171,538	5,058,615	953,812
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Energy Portfolio	867
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Energy Portfolio	2,662	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $23,213.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Energy Portfolio
Distributions to shareholders
Initial Class	$1,052,941	$1,754,288
Service Class 2	4,693,702	5,650,488
Investor Class	5,015,185	8,197,948
Total	$10,761,828	$15,602,724
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Energy Portfolio
Initial Class
Shares sold	242,182	944,833	$6,739,312	$24,775,086
Reinvestment of distributions	41,148	70,770	1,052,941	1,754,288
Shares redeemed	(717,682)	(2,989,083)	(18,798,653)	(72,497,431)
Net increase (decrease)	(434,352)	(1,973,480)	$(11,006,400)	$(45,968,057)
Service Class 2
Shares sold	2,122,685	2,558,652	$56,304,539	$64,485,576
Reinvestment of distributions	184,277	229,217	4,693,702	5,650,488
Shares redeemed	(2,438,807)	(4,429,982)	(64,015,182)	(107,489,362)
Net increase (decrease)	(131,845)	(1,642,113)	$(3,016,941)	$(37,353,298)
Investor Class
Shares sold	938,328	1,726,184	$26,062,099	$44,924,306
Reinvestment of distributions	196,659	331,500	5,015,185	8,197,948
Shares redeemed	(3,666,372)	(8,160,589)	(95,759,245)	(194,073,418)
Net increase (decrease)	(2,531,385)	(6,102,905)	$(64,681,961)	$(140,951,164)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% and certain otherwise unaffiliated shareholders were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Energy Portfolio	52%	1	26%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Energy Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Energy Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

Initial Class, Service Class 2, and Investor Class designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.21	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817379.119
VNRIC-ANN-0325
Fidelity® Variable Insurance Products:

VIP Financials Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Financials Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Financials - 0.6%
Capital Markets - 0.6%
Patria Investments Ltd Class A (a)	156,700	1,822,421
MEXICO - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Bolsa Mexicana de Valores SAB de CV	698,400	1,117,386
PUERTO RICO - 1.5%
Financials - 1.5%
Banks - 1.5%
Popular Inc	46,700	4,392,602
UNITED KINGDOM - 3.6%
Financials - 3.6%
Insurance - 3.6%
Beazley PLC	205,279	2,098,313
Direct Line Insurance Group PLC	726,100	2,319,780
Hiscox Ltd	271,200	3,676,951
Lancashire Holdings Ltd	298,547	2,463,019

TOTAL UNITED KINGDOM		10,558,063
UNITED STATES - 93.8%
Financials - 92.8%
Banks - 29.9%
Associated Banc-Corp	109,300	2,612,270
Bank of America Corp	332,900	14,630,955
BOK Financial Corp	23,845	2,538,300
Cadence Bank	34,910	1,202,650
Citigroup Inc	171,200	12,050,768
East West Bancorp Inc	35,500	3,399,480
Eastern Bankshares Inc	165,200	2,849,700
First Hawaiian Inc	71,600	1,858,020
First Interstate BancSystem Inc Class A	92,169	2,992,727
Heartland Financial USA Inc	14,900	913,445
Huntington Bancshares Inc/OH	670	10,901
KeyCorp	98,300	1,684,862
M&T Bank Corp	27,430	5,157,114
Old National Bancorp/IN	151,400	3,286,137
TriCo Bancshares	35,100	1,533,870
UMB Financial Corp (a)	26,600	3,002,076
US Bancorp	116,200	5,557,846
Wells Fargo & Co	257,477	18,085,184
WesBanco Inc	61,700	2,007,718
Wintrust Financial Corp	9,400	1,172,274
Zions Bancorp NA	29,800	1,616,650
		88,162,947
Capital Markets - 19.6%
AllianceBernstein Holding LP	113,900	4,224,551
Blue Owl Capital Inc Class A	84,200	1,958,492
Bridge Investment Group Holdings Inc Class A	199,800	1,678,319
Carlyle Group Inc/The	55,800	2,817,342
Lazard Inc Class A	37,900	1,951,092
LPL Financial Holdings Inc	20,600	6,726,106
MarketAxess Holdings Inc	18,800	4,249,552
Moody's Corp	9,300	4,402,341
Morgan Stanley	56,400	7,090,608
Northern Trust Corp	44,100	4,520,250
Perella Weinberg Partners Class A	81,203	1,935,880
Raymond James Financial Inc	20,550	3,192,032
State Street Corp	61,600	6,046,040
Stifel Financial Corp	23,800	2,524,704
Virtu Financial Inc Class A	127,400	4,545,632
		57,862,941
Consumer Finance - 6.8%
Discover Financial Services	33,500	5,803,205
FirstCash Holdings Inc	39,338	4,075,417
OneMain Holdings Inc	88,500	4,613,505
SLM Corp	201,000	5,543,580
		20,035,707
Financial Services - 22.2%
Apollo Global Management Inc	58,200	9,612,312
Corebridge Financial Inc	111,300	3,331,209
Corpay Inc (b)	6,100	2,064,362
Essent Group Ltd	78,500	4,273,540
Fiserv Inc (b)	22,200	4,560,324
Global Payments Inc	29,700	3,328,182
Mastercard Inc Class A	48,900	25,749,273
NMI Holdings Inc (b)	16,800	617,568
Visa Inc Class A	24,700	7,806,188
Voya Financial Inc	62,600	4,308,758
		65,651,716
Insurance - 14.3%
American Financial Group Inc/OH	31,100	4,258,523
Arthur J Gallagher & Co	17,200	4,882,220
Assurant Inc	19,300	4,115,146
Baldwin Insurance Group Inc/The Class A (b)	82,747	3,207,274
Chubb Ltd	23,200	6,410,160
Fidelity National Financial Inc/US (a)	35,700	2,004,198
Marsh & McLennan Cos Inc	30,600	6,499,746
Reinsurance Group of America Inc	51,002	10,895,557
		42,272,824
Industrials - 1.0%
Professional Services - 1.0%
Dun & Bradstreet Holdings Inc	248,400	3,095,064
TOTAL UNITED STATES		277,081,199
TOTAL COMMON STOCKS (Cost $213,185,958)		294,971,671

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	3,680,180	3,680,917
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	5,263,724	5,264,250
TOTAL MONEY MARKET FUNDS (Cost $8,945,166)			8,945,167

TOTAL INVESTMENT IN SECURITIES - 102.8% (Cost $222,131,124)	303,916,838
NET OTHER ASSETS (LIABILITIES) - (2.8)%	(8,395,591)
NET ASSETS - 100.0%	295,521,247

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	326,031	45,843,952	42,489,080	38,125	13	1	3,680,917	3,680,180	0.0%
Fidelity Securities Lending Cash Central Fund	-	42,250,273	36,986,023	4,163	-	-	5,264,250	5,263,724	0.0%
Total	326,031	88,094,225	79,475,103	42,288	13	1	8,945,167	8,943,904

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Financials	291,876,607	291,876,607	-	-
Industrials	3,095,064	3,095,064	-	-

Money Market Funds	8,945,167	8,945,167	-	-
Total Investments in Securities:	303,916,838	303,916,838	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $5,157,174) - See accompanying schedule:
Unaffiliated issuers (cost $213,185,958)	$294,971,671
Fidelity Central Funds (cost $8,945,166)	8,945,167

Total Investment in Securities (cost $222,131,124)		$303,916,838
Receivable for fund shares sold		68,873
Dividends receivable		184,081
Distributions receivable from Fidelity Central Funds		5,233
Prepaid expenses		242
Other receivables		211
Total assets		304,175,478
Liabilities
Payable for investments purchased	$2,516,002
Payable for fund shares redeemed	664,846
Accrued management fee	162,351
Distribution and service plan fees payable	496
Other payables and accrued expenses	46,286
Collateral on securities loaned	5,264,250
Total liabilities		8,654,231
Net Assets		$295,521,247
Net Assets consist of:
Paid in capital		$204,589,846
Total accumulated earnings (loss)		90,931,401
Net Assets		$295,521,247

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($33,782,534 ÷ 1,789,957 shares)		$18.87
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($2,532,974 ÷ 134,808 shares)		$18.79
Investor Class :
Net Asset Value, offering price and redemption price per share ($259,205,739 ÷ 13,827,657 shares)		$18.75
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$5,919,528
Income from Fidelity Central Funds (including $4,163 from security lending)		42,288
Total income		5,961,816
Expenses
Management fee	$1,456,735
Transfer agent fees	44,396
Distribution and service plan fees	2,490
Accounting fees	12,058
Custodian fees and expenses	25,850
Independent trustees' fees and expenses	948
Audit fees	43,437
Legal	1,149
Miscellaneous	4,949
Total expenses before reductions	1,592,012
Expense reductions	(8,798)
Total expenses after reductions		1,583,214
Net Investment income (loss)		4,378,602
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	14,443,267
Fidelity Central Funds	13
Foreign currency transactions	(1,897)
Total net realized gain (loss)		14,441,383
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	44,401,573
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(688)
Total change in net unrealized appreciation (depreciation)		44,400,886
Net gain (loss)		58,842,269
Net increase (decrease) in net assets resulting from operations		$63,220,871
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,378,602	$4,513,681
Net realized gain (loss)	14,441,383	4,284,448
Change in net unrealized appreciation (depreciation)	44,400,886	13,124,715
Net increase (decrease) in net assets resulting from operations	63,220,871	21,922,844
Distributions to shareholders	(13,571,578)	(14,638,713)

Share transactions - net increase (decrease)	43,779,566	(31,707,438)
Total increase (decrease) in net assets	93,428,859	(24,423,307)

Net Assets
Beginning of period	202,092,388	226,515,695
End of period	$295,521,247	$202,092,388

Financial Highlights
VIP Financials Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$15.02	$14.01	$15.82	$12.38	$13.62
Income from Investment Operations
Net investment income (loss) A,B	.33	.33	.30	.32	.26
Net realized and unrealized gain (loss)	4.47	1.68	(1.57)	3.71	(.16)
Total from investment operations	4.80	2.01	(1.27)	4.03	.10
Distributions from net investment income	(.30)	(.37)	(.29)	(.27)	(.26)
Distributions from net realized gain	(.65)	(.62)	(.25)	(.32)	(1.08)
Total distributions	(.95)	(1.00) C	(.54)	(.59)	(1.34)
Net asset value, end of period	$18.87	$15.02	$14.01	$15.82	$12.38
Total Return D,E	32.73%	14.73%	(8.33)%	33.19%	.77%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.62%	.67%	.65%	.65%	.69%
Expenses net of fee waivers, if any	.62%	.66%	.65%	.65%	.69%
Expenses net of all reductions	.62%	.66%	.65%	.65%	.68%
Net investment income (loss)	1.97%	2.44%	2.06%	2.08%	2.47%
Supplemental Data
Net assets, end of period (000 omitted)	$33,783	$23,853	$29,116	$35,491	$20,134
Portfolio turnover rate H	37%	56%	53%	40%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Financials Portfolio Service Class 2

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$15.00	$13.36
Income from Investment Operations
Net investment income (loss) B,C	.30	.12
Net realized and unrealized gain (loss)	4.45	1.82
Total from investment operations	4.75	1.94
Distributions from net investment income	(.32)	(.30)
Distributions from net realized gain	(.65)	-
Total distributions	(.96) D	(.30)
Net asset value, end of period	$18.79	$15.00
Total Return E,F,G	32.46%	14.69%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.86%	.92% J
Expenses net of fee waivers, if any	.86%	.92% J
Expenses net of all reductions	.86%	.92% J
Net investment income (loss)	1.73%	2.30% J
Supplemental Data
Net assets, end of period (000 omitted)	$2,533	$190
Portfolio turnover rate K	37%	56%

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Financials Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$14.92	$13.93	$15.73	$12.31	$13.56
Income from Investment Operations
Net investment income (loss) A,B	.32	.32	.29	.30	.25
Net realized and unrealized gain (loss)	4.45	1.65	(1.56)	3.70	(.16)
Total from investment operations	4.77	1.97	(1.27)	4.00	.09
Distributions from net investment income	(.29)	(.36)	(.28)	(.26)	(.25)
Distributions from net realized gain	(.65)	(.62)	(.25)	(.32)	(1.08)
Total distributions	(.94)	(.98)	(.53)	(.58)	(1.34) C
Net asset value, end of period	$18.75	$14.92	$13.93	$15.73	$12.31
Total Return D,E	32.74%	14.57%	(8.37)%	33.14%	.63%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70%	.75%	.73%	.72%	.76%
Expenses net of fee waivers, if any	.69%	.74%	.73%	.72%	.76%
Expenses net of all reductions	.69%	.74%	.73%	.72%	.75%
Net investment income (loss)	1.89%	2.37%	1.99%	2.01%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$259,206	$178,049	$197,400	$246,455	$121,359
Portfolio turnover rate H	37%	56%	53%	40%	68%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Financials Portfolio (the Fund) is a fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$84,941,920
Gross unrealized depreciation	(4,307,608)
Net unrealized appreciation (depreciation)	$80,634,312
Tax Cost	$223,282,526

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,462,633
Undistributed long-term capital gain	$8,835,329
Net unrealized appreciation (depreciation) on securities and other investments	$80,633,441

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$8,587,933	$ 4,782,462
Long-term Capital Gains	4,983,645	9,856,251
Total	$13,571,578	$ 14,638,713

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Financials Portfolio	119,935,217	85,394,367
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $2,490.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	2,527.0630
Service Class 2	28.0630
Investor Class	41,841.1390
	44,396

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Financials Portfolio	.0353

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Financials Portfolio	2,207

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Financials Portfolio	7,954,312	4,956,628	899,040
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Financials Portfolio	327
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Financials Portfolio	463	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,798.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023A
VIP Financials Portfolio
Distributions to shareholders
Initial Class	$1,569,580	$1,820,078
Service Class 2	72,633	3,079
Investor Class	11,929,365	12,815,556
Total	$13,571,578	$14,638,713

A Distributions for Service Class 2 are for the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023A	Year ended December 31, 2024	Year ended December 31, 2023A
VIP Financials Portfolio
Initial Class
Shares sold	495,180	242,237	$9,097,500	$3,366,672
Reinvestment of distributions	91,573	125,808	1,569,580	1,820,078
Shares redeemed	(385,216)	(857,656)	(6,268,544)	(11,135,817)
Net increase (decrease)	201,537	(489,611)	$4,398,536	$(5,949,067)
Service Class 2
Shares sold	135,005	14,502	$2,375,510	$198,005
Reinvestment of distributions	3,449	63	65,417	871
Shares redeemed	(16,319)	(1,892)	(293,265)	(27,904)
Net increase (decrease)	122,135	12,673	$2,147,662	$170,972
Investor Class
Shares sold	3,159,866	2,026,650	$56,895,955	$28,428,804
Reinvestment of distributions	699,691	891,700	11,929,365	12,815,556
Shares redeemed	(1,962,486)	(5,159,906)	(31,591,952)	(67,173,703)
Net increase (decrease)	1,897,071	(2,241,556)	$37,233,368	$(25,929,343)

A Share transactions for Service Class 2 are for the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Financials Portfolio	99%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Financials Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Financials Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31,2024 $8,835,330, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $29,169 of distributions paid during the fiscal year ended December 31,2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 96% and 61%; Service Class 2 designates 99% and 59%; and Investor Class designates 99% and 62%; of the dividends distributed in February and December, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.21	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817367.120
VFSIC-ANN-0325
Fidelity® Variable Insurance Products:

VIP Communication Services Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Communication Services Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 98.6%
	Shares	Value ($)
JAPAN - 0.7%
Communication Services - 0.7%
Entertainment - 0.7%
Nintendo Co Ltd	30,100	1,753,078
SINGAPORE - 0.7%
Communication Services - 0.7%
Entertainment - 0.7%
Sea Ltd Class A ADR (a)	15,600	1,655,160
TAIWAN - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	7,400	1,461,426
UNITED KINGDOM - 0.5%
Communication Services - 0.5%
Media - 0.5%
WPP PLC ADR	22,400	1,151,360
UNITED STATES - 96.1%
Communication Services - 90.4%
Diversified Telecommunication Services - 6.3%
AT&T Inc	468,400	10,665,468
GCI Liberty Inc Class A (a)(b)(c)	21,982	0
Verizon Communications Inc	108,600	4,342,914
		15,008,382
Entertainment - 23.8%
Liberty Media Corp-Liberty Formula One Class C (a)	52,200	4,836,852
Live Nation Entertainment Inc (a)	37,000	4,791,500
Marcus Corp/The	3,237	69,596
Netflix Inc (a)	12,910	11,506,941
ROBLOX Corp Class A (a)	92,500	5,352,050
Roku Inc Class A (a)	14,300	1,063,062
Spotify Technology SA (a)	3,900	1,744,782
Take-Two Interactive Software Inc (a)	29,100	5,356,728
TKO Group Holdings Inc Class A (a)	33,000	4,689,630
Walt Disney Co/The	104,423	11,627,501
Warner Bros Discovery Inc (a)	510,500	5,395,985
		56,434,627
Interactive Media & Services - 54.0%
Alphabet Inc Class A	312,000	59,061,600
Meta Platforms Inc Class A	98,200	57,497,082
Pinterest Inc Class A (a)	92,400	2,679,600
Reddit Inc Class A	21,700	3,546,648
Snap Inc Class A (a)	414,700	4,466,319
Trump Media & Technology Group Corp (a)(d)	19,500	664,950
		127,916,199
Media - 6.3%
Charter Communications Inc Class A (a)	1,900	651,263
Comcast Corp Class A	64,100	2,405,673
Fox Corp Class A	62,300	3,026,534
Liberty Broadband Corp Class A (a)	21,919	1,629,897
Magnite Inc (a)	23,100	367,752
Paramount Global Class B (d)	46,600	487,436
Trade Desk Inc (The) Class A (a)	54,100	6,358,373
		14,926,928
TOTAL COMMUNICATION SERVICES		214,286,136

Consumer Discretionary - 2.6%
Broadline Retail - 2.6%
Amazon.com Inc (a)	28,300	6,208,737
Financials - 1.0%
Capital Markets - 1.0%
Coinbase Global Inc Class A (a)	9,900	2,458,170
Information Technology - 2.1%
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Inc	9,700	2,248,848
Software - 1.2%
AppLovin Corp Class A (a)	8,400	2,720,172
TOTAL INFORMATION TECHNOLOGY		4,969,020

TOTAL UNITED STATES		227,922,063
TOTAL COMMON STOCKS (Cost $145,078,967)		233,943,087

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC (b)(c) (Cost $221,544)	2,833	219,925

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.36	1,965,089	1,965,483
Fidelity Securities Lending Cash Central Fund (e)(f)	4.35	1,178,838	1,178,955
TOTAL MONEY MARKET FUNDS (Cost $3,144,437)			3,144,438

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $148,444,948)	237,307,450
NET OTHER ASSETS (LIABILITIES) - 0.0%	53,864
NET ASSETS - 100.0%	237,361,314

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $219,925 or 0.1% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty Inc Class A	5/23/23	0

Waymo LLC	10/18/24	221,544

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	316,053	104,931,998	103,283,263	101,178	694	1	1,965,483	1,965,089	0.0%
Fidelity Securities Lending Cash Central Fund	2,430,530	41,144,699	42,396,274	4,647	-	-	1,178,955	1,178,838	0.0%
Total	2,746,583	146,076,697	145,679,537	105,825	694	1	3,144,438	3,143,927

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	218,845,734	217,092,656	1,753,078	-
Consumer Discretionary	6,208,737	6,208,737	-	-
Financials	2,458,170	2,458,170	-	-
Information Technology	6,430,446	6,430,446	-	-

Convertible Preferred Stocks
Consumer Discretionary	219,925	-	-	219,925

Money Market Funds	3,144,438	3,144,438	-	-
Total Investments in Securities:	237,307,450	235,334,447	1,753,078	219,925
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $1,147,930) - See accompanying schedule:
Unaffiliated issuers (cost $145,300,511)	$234,163,012
Fidelity Central Funds (cost $3,144,437)	3,144,438

Total Investment in Securities (cost $148,444,948)		$237,307,450
Cash		9,244
Foreign currency held at value (cost $233)		230
Receivable for investments sold		1,547,673
Receivable for fund shares sold		88,265
Dividends receivable		50,582
Distributions receivable from Fidelity Central Funds		9,083
Prepaid expenses		211
Other receivables		528
Total assets		239,013,266
Liabilities
Payable for investments purchased	$284,595
Payable for fund shares redeemed	14,771
Accrued management fee	130,621
Audit fee payable	36,806
Other payables and accrued expenses	6,284
Collateral on securities loaned	1,178,875
Total liabilities		1,651,952
Net Assets		$237,361,314
Net Assets consist of:
Paid in capital		$129,358,465
Total accumulated earnings (loss)		108,002,849
Net Assets		$237,361,314

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($24,655,307 ÷ 1,049,609 shares)		$23.49
Investor Class :
Net Asset Value, offering price and redemption price per share ($212,706,007 ÷ 9,162,999 shares)		$23.21
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$1,368,268
Income from Fidelity Central Funds (including $4,647 from security lending)		105,825
Total income		1,474,093
Expenses
Management fee	$1,382,958
Transfer agent fees	44,494
Accounting fees	12,084
Custodian fees and expenses	9,993
Independent trustees' fees and expenses	931
Audit fees	40,788
Legal	1,271
Interest	4,799
Miscellaneous	3,191
Total expenses before reductions	1,500,509
Expense reductions	(8,999)
Total expenses after reductions		1,491,510
Net Investment income (loss)		(17,417)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	25,654,155
Fidelity Central Funds	694
Foreign currency transactions	6,159
Total net realized gain (loss)		25,661,008
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	36,167,769
Fidelity Central Funds	1
Unfunded commitments	18,834
Assets and liabilities in foreign currencies	(33)
Total change in net unrealized appreciation (depreciation)		36,186,571
Net gain (loss)		61,847,579
Net increase (decrease) in net assets resulting from operations		$61,830,162
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(17,417)	$(431,827)
Net realized gain (loss)	25,661,008	193,770
Change in net unrealized appreciation (depreciation)	36,186,571	57,607,844
Net increase (decrease) in net assets resulting from operations	61,830,162	57,369,787
Distributions to shareholders	(4,642,835)	-

Share transactions - net increase (decrease)	(16,654,338)	63,903,344
Total increase (decrease) in net assets	40,532,989	121,273,131

Net Assets
Beginning of period	196,828,325	75,555,194
End of period	$237,361,314	$196,828,325

Financial Highlights
VIP Communication Services Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.88	$11.36	$19.25	$17.39	$12.98
Income from Investment Operations
Net investment income (loss) A,B	.01	(.04) C	(.04)	(.07)	(.05)
Net realized and unrealized gain (loss)	6.05	6.56	(7.05)	2.74	4.62
Total from investment operations	6.06	6.52	(7.09)	2.67	4.57
Distributions from net realized gain	(.45)	-	(.80)	(.81)	(.16)
Total distributions	(.45)	-	(.80)	(.81)	(.16)
Net asset value, end of period	$23.49	$17.88	$11.36	$19.25	$17.39
Total Return D,E	34.04%	57.39%	(38.14)%	15.65%	35.60%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.61%	.66%	.68%	.66%	.70%
Expenses net of fee waivers, if any	.61%	.66%	.68%	.66%	.70%
Expenses net of all reductions	.61%	.66%	.68%	.66%	.70%
Net investment income (loss)	.07%	(.24)% C	(.29)%	(.34)%	(.39)%
Supplemental Data
Net assets, end of period (000 omitted)	$24,655	$23,566	$8,116	$18,332	$13,370
Portfolio turnover rate H	73%	41%	37%	66%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.31)%.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Communication Services Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.69	$11.25	$19.08	$17.23	$12.88
Income from Investment Operations
Net investment income (loss) A,B	- C	(.05) D	(.05)	(.08)	(.06)
Net realized and unrealized gain (loss)	5.97	6.49	(6.98)	2.72	4.57
Total from investment operations	5.97	6.44	(7.03)	2.64	4.51
Distributions from net realized gain	(.45)	-	(.80)	(.79)	(.16)
Total distributions	(.45)	-	(.80)	(.79)	(.16)
Net asset value, end of period	$23.21	$17.69	$11.25	$19.08	$17.23
Total Return E,F	33.89%	57.24%	(38.17)%	15.60%	35.40%
Ratios to Average Net Assets A,G,H
Expenses before reductions	.69%	.74%	.76%	.73%	.78%
Expenses net of fee waivers, if any	.69%	.73%	.75%	.73%	.78%
Expenses net of all reductions	.69%	.73%	.75%	.73%	.78%
Net investment income (loss)	(.02)%	(.32)% D	(.36)%	(.41)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$212,706	$173,263	$67,439	$135,821	$102,631
Portfolio turnover rate I	73%	41%	37%	66%	66%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CAmount represents less than $.005 per share.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.01 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been (.38)%.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Communication Services Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$92,669,689
Gross unrealized depreciation	(4,771,525)
Net unrealized appreciation (depreciation)	$87,898,164
Tax Cost	$149,409,286

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$627,667
Undistributed long-term capital gain	$19,477,695
Net unrealized appreciation (depreciation) on securities and other investments	$87,897,487

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$3,006,161	$-
Long-term Capital Gains	1,636,674	-
Total	$4,642,835	$-

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At the current and/or prior period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on any commitments outstanding at period end is separately presented in the Consolidated Statement of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and any change in unrealized appreciation (depreciation) on unfunded commitments during the period is separately presented in the Consolidated Statement of Operations, as applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Communication Services Portfolio	156,557,562	180,471,417
5.Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	2,562.0630
Investor Class	41,932.1390
	44,494

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Communication Services Portfolio	.0353

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Communication Services Portfolio	4,796

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Communication Services Portfolio	Borrower	4,168,000	5.57%	4,514

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Communication Services Portfolio	4,815,605	16,120,036	2,938,666
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Communication Services Portfolio	329
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Communication Services Portfolio	477	-	-
8. Bank Borrowings.
The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:
	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
VIP Communication Services Portfolio	1,757,000	5.83%	285
9. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,999.
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Communication Services Portfolio
Distributions to shareholders
Initial Class	511,233	-
Investor Class	4,131,602	-
Total	$4,642,835	$-
11. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Communication Services Portfolio
Initial Class
Shares sold	194,670	839,661	$4,045,746	$12,501,860
Reinvestment of distributions	23,120	-	511,233	-
Shares redeemed	(485,894)	(236,252)	(10,020,408)	(3,486,397)
Net increase (decrease)	(268,104)	603,409	$(5,463,429)	$9,015,463
Investor Class
Shares sold	1,810,384	5,204,519	$37,925,862	$76,243,601
Reinvestment of distributions	187,872	-	4,131,602	-
Shares redeemed	(2,628,644)	(1,406,419)	(53,248,373)	(21,355,720)
Net increase (decrease)	(630,388)	3,798,100	$(11,190,909)	$54,887,881
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Communication Services Portfolio	100%
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Communication Services Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Communication Services Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $19,499,467, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $69,740 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class and Investor Class designate 43% of the dividends distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.21	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.851004.117
VTELP-ANN-0325
Fidelity® Variable Insurance Products:

VIP Consumer Staples Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Consumer Staples Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 100.0%
	Shares	Value ($)
UNITED KINGDOM - 3.8%
Consumer Staples - 3.8%
Beverages - 1.8%
Diageo PLC	129,616	4,118,916
Food Products - 1.3%
Nomad Foods Ltd	179,241	3,007,664
Tobacco - 0.7%
British American Tobacco PLC ADR	50,300	1,826,895
TOTAL UNITED KINGDOM		8,953,475
UNITED STATES - 96.2%
Consumer Staples - 96.2%
Beverages - 39.7%
Boston Beer Co Inc/The Class A (b)	27,450	8,234,451
Brown-Forman Corp Class B (a)	50,800	1,929,384
Celsius Holdings Inc (b)	48,700	1,282,758
Coca-Cola Co/The	489,738	30,491,088
Constellation Brands Inc Class A	51,516	11,385,036
Keurig Dr Pepper Inc	750,173	24,095,557
Monster Beverage Corp (b)	164,178	8,629,196
PepsiCo Inc	46,202	7,025,476
		93,072,946
Consumer Staples Distribution & Retail - 13.5%
Albertsons Cos Inc	218,300	4,287,412
Target Corp	67,913	9,180,479
Walmart Inc	203,027	18,343,490
		31,811,381
Food Products - 15.6%
Archer-Daniels-Midland Co	121,200	6,123,024
Bunge Global SA	29,907	2,325,568
JM Smucker Co	82,300	9,062,876
Kraft Heinz Co/The	101,500	3,117,065
Lamb Weston Holdings Inc	38,052	2,543,015
Mondelez International Inc	120,861	7,219,028
Simply Good Foods Co/The (b)	12,500	487,250
TreeHouse Foods Inc (b)	121,516	4,268,857
Tyson Foods Inc Class A	25,834	1,483,905
		36,630,588
Household Products - 17.7%
Energizer Holdings Inc	238,987	8,338,256
Procter & Gamble Co/The	193,275	32,402,554
Reynolds Consumer Products Inc	29,000	782,710
		41,523,520
Personal Care Products - 7.7%
Estee Lauder Cos Inc/The Class A	136,545	10,238,144
Kenvue Inc	372,186	7,946,171
		18,184,315
Tobacco - 2.0%
JUUL Labs Inc Class A (b)(c)(d)	746,394	753,858
Philip Morris International Inc	33,043	3,976,725
		4,730,583
TOTAL UNITED STATES		225,953,333
TOTAL COMMON STOCKS (Cost $184,945,782)		234,906,808

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $1,952,345)	4.35	1,952,149	1,952,345

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $186,898,127)	236,859,153
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,780,072)
NET ASSETS - 100.0%	235,079,081

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $753,858 or 0.3% of net assets.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
JUUL Labs Inc Class A	2/23/24	757,568

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	25,255,341	25,255,341	27,333	-	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	851,026	37,607,905	36,506,586	1,357	-	-	1,952,345	1,952,149	0.0%
Total	851,026	62,863,246	61,761,927	28,690	-	-	1,952,345	1,952,149

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Consumer Staples	234,906,808	230,034,034	4,118,916	753,858

Money Market Funds	1,952,345	1,952,345	-	-
Total Investments in Securities:	236,859,153	231,986,379	4,118,916	753,858
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $1,925,586) - See accompanying schedule:
Unaffiliated issuers (cost $184,945,782)	$234,906,808
Fidelity Central Funds (cost $1,952,345)	1,952,345

Total Investment in Securities (cost $186,898,127)		$236,859,153
Foreign currency held at value (cost $129)		128
Receivable for investments sold		585,454
Receivable for fund shares sold		4,854
Dividends receivable		264,963
Distributions receivable from Fidelity Central Funds		692
Prepaid expenses		269
Total assets		237,715,513
Liabilities
Payable to custodian bank	$466,174
Payable for fund shares redeemed	38,891
Accrued management fee	131,491
Distribution and service plan fees payable	164
Other payables and accrued expenses	47,762
Collateral on securities loaned	1,951,950
Total liabilities		2,636,432
Net Assets		$235,079,081
Net Assets consist of:
Paid in capital		$173,257,902
Total accumulated earnings (loss)		61,821,179
Net Assets		$235,079,081

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($22,400,533 ÷ 1,147,762 shares)		$19.52
Service Class 2 :
Net Asset Value, offering price and redemption price per share ($785,262 ÷ 40,375 shares)		$19.45
Investor Class :
Net Asset Value, offering price and redemption price per share ($211,893,286 ÷ 10,921,979 shares)		$19.40
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$6,660,010
Income from Fidelity Central Funds (including $1,357 from security lending)		28,690
Total income		6,688,700
Expenses
Management fee	$1,569,540
Transfer agent fees	56,778
Distribution and service plan fees	1,390
Accounting fees	15,225
Custodian fees and expenses	28,981
Independent trustees' fees and expenses	1,098
Audit fees	45,088
Legal	2,945
Miscellaneous	7,309
Total expenses before reductions	1,728,354
Expense reductions	(11,609)
Total expenses after reductions		1,716,745
Net Investment income (loss)		4,971,955
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	13,441,517
Foreign currency transactions	(2,320)
Total net realized gain (loss)		13,439,197
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(4,892,354)
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		(4,892,330)
Net gain (loss)		8,546,867
Net increase (decrease) in net assets resulting from operations		$13,518,822
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,971,955	$5,182,711
Net realized gain (loss)	13,439,197	8,620,798
Change in net unrealized appreciation (depreciation)	(4,892,330)	(6,155,561)
Net increase (decrease) in net assets resulting from operations	13,518,822	7,647,948
Distributions to shareholders	(11,776,963)	(8,672,433)

Share transactions - net increase (decrease)	(28,377,714)	(29,065,755)
Total increase (decrease) in net assets	(26,635,855)	(30,090,240)

Net Assets
Beginning of period	261,714,936	291,805,176
End of period	$235,079,081	$261,714,936

Financial Highlights
VIP Consumer Staples Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.40	$19.46	$21.13	$19.84	$18.76
Income from Investment Operations
Net investment income (loss) A,B	.41	.38	.35	.38	.35
Net realized and unrealized gain (loss)	.65	.21	(.48)	2.27	1.78
Total from investment operations	1.06	.59	(.13)	2.65	2.13
Distributions from net investment income	(.48) C	(.39)	(.35)	(.40)	(.35)
Distributions from net realized gain	(.47) C	(.27)	(1.19)	(.96)	(.71)
Total distributions	(.94) D	(.65) D	(1.54)	(1.36)	(1.05) D
Net asset value, end of period	$19.52	$19.40	$19.46	$21.13	$19.84
Total Return E,F	5.57%	3.14%	(.62)%	14.24%	11.78%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.62%	.65%	.65%	.65%	.67%
Expenses net of fee waivers, if any	.62%	.65%	.65%	.65%	.66%
Expenses net of all reductions	.62%	.65%	.65%	.65%	.66%
Net investment income (loss)	2.06%	1.94%	1.84%	1.89%	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$22,401	$23,583	$26,707	$22,366	$20,009
Portfolio turnover rate I	46%	53%	46%	64%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Staples Portfolio Service Class 2

Years ended December 31,	2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$19.38	$20.26
Income from Investment Operations
Net investment income (loss) B,C	.36	.15
Net realized and unrealized gain (loss)	.65	(.45) D
Total from investment operations	1.01	(.30)
Distributions from net investment income	(.47) E	(.32)
Distributions from net realized gain	(.47) E	(.27)
Total distributions	(.94)	(.58) F
Net asset value, end of period	$19.45	$19.38
Total Return G,H,I	5.29%	(1.37)%
Ratios to Average Net Assets C,J,K
Expenses before reductions	.88%	.91% L
Expenses net of fee waivers, if any	.88%	.91% L
Expenses net of all reductions	.88%	.91% L
Net investment income (loss)	1.81%	2.11% L
Supplemental Data
Net assets, end of period (000 omitted)	$785	$339
Portfolio turnover rate M	46%	53% L

AFor the period August 16, 2023 (commencement of sale of shares) through December 31, 2023.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
EThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
FTotal distributions per share do not sum due to rounding.
GTotal returns for periods of less than one year are not annualized.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAnnualized.
MAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Consumer Staples Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$19.29	$19.35	$21.02	$19.75	$18.68
Income from Investment Operations
Net investment income (loss) A,B	.39	.36	.34	.37	.33
Net realized and unrealized gain (loss)	.65	.22	(.48)	2.24	1.78
Total from investment operations	1.04	.58	(.14)	2.61	2.11
Distributions from net investment income	(.46) C	(.37)	(.34)	(.38)	(.33)
Distributions from net realized gain	(.47) C	(.27)	(1.19)	(.96)	(.71)
Total distributions	(.93)	(.64)	(1.53)	(1.34)	(1.04)
Net asset value, end of period	$19.40	$19.29	$19.35	$21.02	$19.75
Total Return D,E	5.45%	3.08%	(.69)%	14.11%	11.70%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70%	.73%	.73%	.73%	.74%
Expenses net of fee waivers, if any	.70%	.72%	.73%	.73%	.74%
Expenses net of all reductions	.70%	.72%	.73%	.73%	.73%
Net investment income (loss)	1.99%	1.86%	1.76%	1.81%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$211,893	$237,792	$265,098	$237,025	$224,492
Portfolio turnover rate H	46%	53%	46%	64%	51%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Consumer Staples Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$61,148,538
Gross unrealized depreciation	(13,215,327)
Net unrealized appreciation (depreciation)	$47,933,211
Tax Cost	$188,925,942

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$450,606
Undistributed long-term capital gain	$13,437,452
Net unrealized appreciation (depreciation) on securities and other investments	$47,933,122

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$5,857,949	$8,672,433
Long-term Capital Gains	5,919,014	-
Total	$11,776,963	$8,672,433

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Consumer Staples Portfolio	115,573,337	150,539,666
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Service Class 2.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a separate 12b-1 Plan for Service Class 2 shares. Service Class 2 pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .25% of Service Class 2's average net assets.

For the period, total fees for Service Class 2, all of which was re-allowed to insurance companies for the distribution of shares and providing shareholder support services were $1,390.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	2,436.0630
Service Class 2	53.0630
Investor Class	54,289.1390
	56,778

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Consumer Staples Portfolio	.0354

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Consumer Staples Portfolio	2,760

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Consumer Staples Portfolio	6,850,653	9,093,586	639,068
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Consumer Staples Portfolio	407
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Consumer Staples Portfolio	141	27	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $11,609.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Consumer Staples Portfolio
Distributions to shareholders
Initial Class	$1,098,844	$797,250
Service Class 2	31,542	8,710
Investor Class	10,646,577	7,866,473
Total	$11,776,963	$8,672,433
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Consumer Staples Portfolio
Initial Class
Shares sold	194,171	257,903	$3,839,736	$5,092,374
Reinvestment of distributions	56,616	42,208	1,098,844	797,250
Shares redeemed	(318,752)	(456,611)	(6,279,377)	(8,940,246)
Net increase (decrease)	(67,965)	(156,500)	$(1,340,797)	$(3,050,622)
Service Class 2
Shares sold	54,570	18,717	$1,078,918	$370,201
Reinvestment of distributions	1,382	311	26,903	5,833
Shares redeemed	(33,093)	(1,512)	(640,915)	(28,778)
Net increase (decrease)	22,859	17,516	$464,906	$347,256
Investor Class
Shares sold	363,998	995,260	$7,317,181	$19,669,017
Reinvestment of distributions	552,601	418,936	10,646,577	7,866,473
Shares redeemed	(2,323,920)	(2,782,322)	(45,465,581)	(53,897,879)
Net increase (decrease)	(1,407,321)	(1,368,126)	$(27,501,823)	$(26,362,389)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Consumer Staples Portfolio	97%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Consumer Staples Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Consumer Staples Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, issuers of privately offered securities and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $13,447,997, or, if subsequently determined to be different, the net capital gain of such year.

Initial Class designates 1% and 100%; Investor Class designates 1% and 100%; and Service Class 2 designates 1% and 100% of the dividends distributed in February and December 2024, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.21	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.850994.117
VCSP-ANN-0325
Fidelity® Variable Insurance Products:

VIP Materials Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Materials Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.5%
	Shares	Value ($)
BRAZIL - 2.4%
Materials - 2.4%
Metals & Mining - 2.4%
Wheaton Precious Metals Corp	26,400	1,485,981
CANADA - 3.7%
Materials - 3.7%
Metals & Mining - 3.5%
Agnico Eagle Mines Ltd/CA	8,600	672,828
Alamos Gold Inc Class A	14,500	267,515
Altius Minerals Corp	19,400	359,267
Teck Resources Ltd Class B (United States)	20,800	843,024
		2,142,634
Paper & Forest Products - 0.2%
Interfor Corp (a)	13,000	151,845
TOTAL CANADA		2,294,479
CONGO DEMOCRATIC REPUBLIC OF - 2.2%
Materials - 2.2%
Metals & Mining - 2.2%
Ivanhoe Mine Ltd Class A (a)	117,700	1,396,892
GERMANY - 0.3%
Materials - 0.3%
Chemicals - 0.3%
Orion SA	12,100	191,059
UNITED STATES - 88.3%
Materials - 88.3%
Chemicals - 56.1%
Air Products and Chemicals Inc	13,588	3,941,064
Axalta Coating Systems Ltd (a)	56,300	1,926,586
Balchem Corp	10,600	1,727,747
Cabot Corp	11,500	1,050,065
Chemours Co/The	73,200	1,237,080
Corteva Inc	44,900	2,557,504
Dow Inc	44,600	1,789,798
DuPont de Nemours Inc	5,500	419,375
Ecolab Inc	22,200	5,201,904
Element Solutions Inc	70,300	1,787,729
Linde PLC	25,000	10,466,750
Perimeter Solutions Inc	20,900	267,102
Sherwin-Williams Co/The	3,900	1,325,727
Tronox Holdings PLC	106,640	1,073,865
Westlake Corp	700	80,255
		34,852,551
Construction Materials - 9.2%
CRH PLC	21,000	1,942,920
Martin Marietta Materials Inc	3,726	1,924,479
Vulcan Materials Co	7,100	1,826,333
		5,693,732
Containers & Packaging - 12.4%
AptarGroup Inc	14,500	2,277,950
Avery Dennison Corp	5,600	1,047,928
Crown Holdings Inc	9,400	777,286
Greif Inc Class A	4,300	262,816
International Paper Co	45,200	2,432,664
Smurfit WestRock PLC	16,500	888,690
		7,687,334
Metals & Mining - 10.6%
Alcoa Corp	7,700	290,906
Arch Resources Inc Class A	2,900	409,538
ATI Inc (a)	23,400	1,287,936
Commercial Metals Co	11,000	545,600
Freeport-McMoRan Inc	23,940	911,635
Hecla Mining Co	78,400	384,944
Nucor Corp	14,700	1,715,637
Steel Dynamics Inc	9,300	1,060,851
		6,607,047
TOTAL UNITED STATES		54,840,664
ZAMBIA - 2.6%
Materials - 2.6%
Metals & Mining - 2.6%
First Quantum Minerals Ltd (a)	124,120	1,600,016
TOTAL COMMON STOCKS (Cost $54,214,987)		61,809,091

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $341,485)	4.36	341,417	341,485

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $54,556,472)	62,150,576
NET OTHER ASSETS (LIABILITIES) - 0.0%	(13,284)
NET ASSETS - 100.0%	62,137,292

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	312,131	20,796,202	20,766,886	23,763	38	-	341,485	341,417	0.0%
Fidelity Securities Lending Cash Central Fund	2,427,410	29,080,675	31,508,085	2,346	-	-	-	-	0.0%
Total	2,739,541	49,876,877	52,274,971	26,109	38	-	341,485	341,417

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Materials	61,809,091	61,809,091	-	-

Money Market Funds	341,485	341,485	-	-
Total Investments in Securities:	62,150,576	62,150,576	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $54,214,987)	$61,809,091
Fidelity Central Funds (cost $341,485)	341,485

Total Investment in Securities (cost $54,556,472)		$62,150,576
Cash		1,608
Foreign currency held at value (cost $1)		1
Receivable for fund shares sold		9,435
Dividends receivable		54,141
Distributions receivable from Fidelity Central Funds		1,319
Prepaid expenses		89
Other receivables		2
Total assets		62,217,171
Liabilities
Payable for fund shares redeemed	$183
Accrued management fee	36,361
Audit fee payable	36,806
Custody fee payable	5,242
Other payables and accrued expenses	1,287
Total liabilities		79,879
Net Assets		$62,137,292
Net Assets consist of:
Paid in capital		$44,554,808
Total accumulated earnings (loss)		17,582,484
Net Assets		$62,137,292

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($8,251,926 ÷ 499,269 shares)		$16.53
Investor Class :
Net Asset Value, offering price and redemption price per share ($53,885,366 ÷ 3,262,194 shares)		$16.52
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$1,202,691
Income from Fidelity Central Funds (including $2,346 from security lending)		26,109
Total income		1,228,800
Expenses
Management fee	$478,435
Transfer agent fees	16,451
Accounting fees	4,575
Custodian fees and expenses	19,481
Independent trustees' fees and expenses	340
Audit fees	45,707
Legal	321
Miscellaneous	2,287
Total expenses before reductions	567,597
Expense reductions	(3,551)
Total expenses after reductions		564,046
Net Investment income (loss)		664,754
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,928,430
Fidelity Central Funds	38
Foreign currency transactions	1,733
Total net realized gain (loss)		9,930,201
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(11,838,614)
Assets and liabilities in foreign currencies	(1,106)
Total change in net unrealized appreciation (depreciation)		(11,839,720)
Net gain (loss)		(1,909,519)
Net increase (decrease) in net assets resulting from operations		$(1,244,765)
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$664,754	$1,201,846
Net realized gain (loss)	9,930,201	453,863
Change in net unrealized appreciation (depreciation)	(11,839,720)	4,286,732
Net increase (decrease) in net assets resulting from operations	(1,244,765)	5,942,441
Distributions to shareholders	(1,076,801)	(1,291,830)

Share transactions - net increase (decrease)	(17,522,483)	(20,083,038)
Total increase (decrease) in net assets	(19,844,049)	(15,432,427)

Net Assets
Beginning of period	81,981,341	97,413,768
End of period	$62,137,292	$81,981,341

Financial Highlights
VIP Materials Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.20	$16.24	$18.76	$14.17	$11.74
Income from Investment Operations
Net investment income (loss) A,B	.17	.23	.18	.14	.07
Net realized and unrealized gain (loss)	(.57)	.99	(2.00)	4.58	2.44
Total from investment operations	(.40)	1.22	(1.82)	4.72	2.51
Distributions from net investment income	(.21)	(.24)	(.19)	(.13)	(.08)
Distributions from net realized gain	(.06)	(.03)	(.51)	-	-
Total distributions	(.27)	(.26) C	(.70)	(.13)	(.08)
Net asset value, end of period	$16.53	$17.20	$16.24	$18.76	$14.17
Total Return D,E	(2.44) %	7.60%	(9.79)%	33.42%	21.49%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67%	.69%	.69%	.68%	.77%
Expenses net of fee waivers, if any	.67%	.68%	.68%	.68%	.77%
Expenses net of all reductions	.67%	.68%	.68%	.68%	.76%
Net investment income (loss)	.94%	1.36%	1.09%	.84%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$8,252	$12,416	$14,941	$19,714	$9,924
Portfolio turnover rate H	84%	60%	63%	99%	83%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Materials Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$17.20	$16.23	$18.76	$14.16	$11.73
Income from Investment Operations
Net investment income (loss) A,B	.15	.22	.17	.13	.06
Net realized and unrealized gain (loss)	(.57)	1.00	(2.01)	4.59	2.45
Total from investment operations	(.42)	1.22	(1.84)	4.72	2.51
Distributions from net investment income	(.20)	(.22)	(.18)	(.12)	(.08)
Distributions from net realized gain	(.06)	(.03)	(.51)	-	-
Total distributions	(.26)	(.25)	(.69)	(.12)	(.08)
Net asset value, end of period	$16.52	$17.20	$16.23	$18.76	$14.16
Total Return C,D	(2.54) %	7.58%	(9.91)%	33.40%	21.45%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.76%	.76%	.76%	.85%
Expenses net of fee waivers, if any	.75%	.76%	.76%	.76%	.85%
Expenses net of all reductions	.75%	.76%	.76%	.76%	.84%
Net investment income (loss)	.86%	1.29%	1.01%	.77%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$53,885	$69,566	$82,473	$94,673	$48,022
Portfolio turnover rate G	84%	60%	63%	99%	83%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Materials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,083,582
Gross unrealized depreciation	(3,672,085)
Net unrealized appreciation (depreciation)	$7,411,497
Tax Cost	$54,739,079

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$140,557
Undistributed long-term capital gain	$10,032,637
Net unrealized appreciation (depreciation) on securities and other investments	$7,409,289

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$818,338	$1,121,824
Long-term Capital Gains	258,462	170,006
Total	$1,076,800	$1,291,830

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Materials Portfolio	63,872,830	81,689,692
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	1,255.0630
Investor Class	15,196.1390
	16,451

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Materials Portfolio	.0354

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Materials Portfolio	1,410

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Materials Portfolio	2,191,524	2,666,057	486,660
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Materials Portfolio	127
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Materials Portfolio	242	1	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $3,551.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Materials Portfolio
Distributions to shareholders
Initial Class	162,276	203,537
Investor Class	914,525	1,088,293
Total	$1,076,801	$1,291,830
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Materials Portfolio
Initial Class
Shares sold	36,161	73,273	$657,825	$1,259,347
Reinvestment of distributions	9,322	12,258	162,276	203,538
Shares redeemed	(267,977)	(283,986)	(4,764,984)	(4,708,427)
Net increase (decrease)	(222,494)	(198,455)	$(3,944,883)	$(3,245,542)
Investor Class
Shares sold	408,405	712,297	$7,471,639	$12,232,417
Reinvestment of distributions	52,444	65,565	914,525	1,088,293
Shares redeemed	(1,244,180)	(1,813,905)	(21,963,764)	(30,158,206)
Net increase (decrease)	(783,331)	(1,036,043)	$(13,577,600)	$(16,837,496)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Materials Portfolio	100%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Materials Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Materials Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $10,041,321, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $2,984 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial class designates 45% and 98%; and Investor class designates 46% and 100% of the dividends distributed in February and December, respectively, during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.21	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.850999.117
VMATP-ANN-0325
Fidelity® Variable Insurance Products:

VIP Utilities Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Utilities Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 95.5%
	Shares	Value ($)
UNITED STATES - 95.5%
Industrials - 1.3%
Electrical Equipment - 1.3%
Fluence Energy Inc Class A (a)(b)	64,406	1,022,767
GE Vernova Inc	9,100	2,993,263
		4,016,030
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
First Solar Inc (a)	5,900	1,039,816
Utilities - 93.9%
Electric Utilities - 61.3%
Constellation Energy Corp	83,098	18,589,854
Duke Energy Corp	214,479	23,107,967
Edison International	159,058	12,699,191
Entergy Corp	204,052	15,471,223
Evergy Inc	132,100	8,130,755
Eversource Energy	154,700	8,884,421
Exelon Corp	272,800	10,268,192
FirstEnergy Corp	184,100	7,323,498
NextEra Energy Inc	435,588	31,227,304
NRG Energy Inc	62,767	5,662,839
PG&E Corp	910,938	18,382,729
Pinnacle West Capital Corp	14,860	1,259,681
PPL Corp	229,199	7,439,800
Southern Co/The	96,262	7,924,288
TXNM Energy Inc	93,684	4,606,441
Xcel Energy Inc	195,490	13,199,485
		194,177,668
Gas Utilities - 1.8%
Southwest Gas Holdings Inc	31,922	2,257,205
UGI Corp	123,700	3,492,051
		5,749,256
Independent Power and Renewable Electricity Producers - 7.7%
AES Corp/The	567,100	7,298,577
Talen Energy Corp (a)	6,981	1,406,462
Vistra Corp	114,493	15,785,150
		24,490,189
Multi-Utilities - 23.1%
Ameren Corp	152,600	13,602,764
CenterPoint Energy Inc	390,070	12,376,921
Dominion Energy Inc	62,090	3,344,167
NiSource Inc	238,838	8,779,685
Public Service Enterprise Group Inc	161,069	13,608,720
Sempra	246,083	21,586,401
		73,298,658
TOTAL UTILITIES		297,715,771

TOTAL UNITED STATES		302,771,617
TOTAL COMMON STOCKS (Cost $226,597,142)		302,771,617

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	13,918,144	13,920,928
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	1,078,592	1,078,700
TOTAL MONEY MARKET FUNDS (Cost $14,999,628)			14,999,628

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $241,596,770)	317,771,245
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(665,066)
NET ASSETS - 100.0%	317,106,179

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	654,656	127,450,043	114,183,695	167,576	(76)	-	13,920,928	13,918,144	0.0%
Fidelity Securities Lending Cash Central Fund	1,783,550	39,923,207	40,628,057	1,305	-	-	1,078,700	1,078,592	0.0%
Total	2,438,206	167,373,250	154,811,752	168,881	(76)	-	14,999,628	14,996,736

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	4,016,030	4,016,030	-	-
Information Technology	1,039,816	1,039,816	-	-
Utilities	297,715,771	297,715,771	-	-

Money Market Funds	14,999,628	14,999,628	-	-
Total Investments in Securities:	317,771,245	317,771,245	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $1,022,672) - See accompanying schedule:
Unaffiliated issuers (cost $226,597,142)	$302,771,617
Fidelity Central Funds (cost $14,999,628)	14,999,628

Total Investment in Securities (cost $241,596,770)		$317,771,245
Receivable for investments sold		93,065
Receivable for fund shares sold		230,909
Dividends receivable		282,047
Distributions receivable from Fidelity Central Funds		36,376
Prepaid expenses		225
Total assets		318,413,867
Liabilities
Payable for fund shares redeemed	$12,449
Accrued management fee	172,560
Other payables and accrued expenses	43,979
Collateral on securities loaned	1,078,700
Total liabilities		1,307,688
Net Assets		$317,106,179
Net Assets consist of:
Paid in capital		$233,409,179
Total accumulated earnings (loss)		83,697,000
Net Assets		$317,106,179

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($47,663,794 ÷ 1,972,118 shares)		$24.17
Investor Class :
Net Asset Value, offering price and redemption price per share ($269,442,385 ÷ 11,249,913 shares)		$23.95
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$6,792,266
Income from Fidelity Central Funds (including $1,305 from security lending)		168,881
Total income		6,961,147
Expenses
Management fee	$1,512,455
Transfer agent fees	41,085
Accounting fees	11,462
Custodian fees and expenses	13,356
Independent trustees' fees and expenses	991
Audit fees	40,343
Legal	441
Miscellaneous	6,979
Total expenses before reductions	1,627,112
Expense reductions	(8,979)
Total expenses after reductions		1,618,133
Net Investment income (loss)		5,343,014
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	11,094,880
Fidelity Central Funds	(76)
Foreign currency transactions	1,153
Total net realized gain (loss)		11,095,957
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	38,038,186
Assets and liabilities in foreign currencies	(192)
Total change in net unrealized appreciation (depreciation)		38,037,994
Net gain (loss)		49,133,951
Net increase (decrease) in net assets resulting from operations		$54,476,965
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,343,014	$4,900,769
Net realized gain (loss)	11,095,957	9,052,304
Change in net unrealized appreciation (depreciation)	38,037,994	(19,619,540)
Net increase (decrease) in net assets resulting from operations	54,476,965	(5,666,467)
Distributions to shareholders	(17,521,898)	(11,906,248)

Share transactions - net increase (decrease)	73,300,062	(59,879,890)
Total increase (decrease) in net assets	110,255,129	(77,452,605)

Net Assets
Beginning of period	206,851,050	284,303,655
End of period	$317,106,179	$206,851,050

Financial Highlights
VIP Utilities Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.23	$21.53	$20.80	$18.05	$18.79
Income from Investment Operations
Net investment income (loss) A,B	.51	.44	.38	.40	.34
Net realized and unrealized gain (loss)	5.05	(.71)	.75	2.71	(.35)
Total from investment operations	5.56	(.27)	1.13	3.11	(.01)
Distributions from net investment income	(.45)	(.46)	(.34)	(.36)	(.45)
Distributions from net realized gain	(1.17)	(.58)	(.06)	-	(.28)
Total distributions	(1.62)	(1.03) C	(.40)	(.36)	(.73)
Net asset value, end of period	$24.17	$20.23	$21.53	$20.80	$18.05
Total Return D,E	29.00%	(1.08)%	5.47%	17.43%	(.12)%
Ratios to Average Net Assets A,F,G
Expenses before reductions	.61%	.65%	.64%	.65%	.67%
Expenses net of fee waivers, if any	.61%	.64%	.64%	.65%	.67%
Expenses net of all reductions	.61%	.64%	.64%	.65%	.66%
Net investment income (loss)	2.29%	2.18%	1.81%	2.09%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$47,664	$33,579	$48,029	$29,279	$26,868
Portfolio turnover rate H	77%	71%	53%	32%	66%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Utilities Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$20.07	$21.36	$20.64	$17.92	$18.66
Income from Investment Operations
Net investment income (loss) A,B	.49	.42	.36	.38	.32
Net realized and unrealized gain (loss)	5.00	(.69)	.74	2.69	(.35)
Total from investment operations	5.49	(.27)	1.10	3.07	(.03)
Distributions from net investment income	(.45)	(.44)	(.32)	(.35)	(.44)
Distributions from net realized gain	(1.17)	(.58)	(.06)	-	(.28)
Total distributions	(1.61) C	(1.02)	(.38)	(.35)	(.71) C
Net asset value, end of period	$23.95	$20.07	$21.36	$20.64	$17.92
Total Return D,E	28.89%	(1.12)%	5.39%	17.30%	(.20)%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.69%	.73%	.72%	.73%	.75%
Expenses net of fee waivers, if any	.69%	.72%	.72%	.73%	.75%
Expenses net of all reductions	.69%	.72%	.72%	.73%	.74%
Net investment income (loss)	2.21%	2.11%	1.74%	2.01%	1.89%
Supplemental Data
Net assets, end of period (000 omitted)	$269,442	$173,272	$236,275	$168,490	$151,484
Portfolio turnover rate H	77%	71%	53%	32%	66%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Utilities Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$80,300,471
Gross unrealized depreciation	(4,724,149)
Net unrealized appreciation (depreciation)	$75,576,322
Tax Cost	$242,194,923

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,551,008
Undistributed long-term capital gain	$6,569,904
Net unrealized appreciation (depreciation) on securities and other investments	$75,576,087

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$8,676,139	$4,757,256
Long-term Capital Gains	8,845,759	7,148,992
Total	$17,521,898	$11,906,248

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Utilities Portfolio	237,371,937	184,790,547
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	3,356.0630
Investor Class	37,729.1390
	41,085

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Utilities Portfolio	.0353

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Utilities Portfolio	3,014

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Utilities Portfolio	14,719,107	8,251,074	182,626
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
Amount ($)
VIP Utilities Portfolio	340
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Utilities Portfolio	137	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,979.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Utilities Portfolio
Distributions to shareholders
Initial Class	2,783,546	1,913,813
Investor Class	14,738,352	9,992,435
Total	$17,521,898	$11,906,248
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Utilities Portfolio
Initial Class
Shares sold	569,725	295,339	$13,487,281	$5,956,497
Reinvestment of distributions	133,195	96,430	2,783,546	1,913,812
Shares redeemed	(390,410)	(963,459)	(8,582,084)	(19,590,574)
Net increase (decrease)	312,510	(571,690)	$7,688,743	$(11,720,265)
Investor Class
Shares sold	3,696,454	948,915	$89,228,575	$19,180,380
Reinvestment of distributions	705,642	507,325	14,738,352	9,992,435
Shares redeemed	(1,784,442)	(3,884,303)	(38,355,608)	(77,332,440)
Net increase (decrease)	2,617,654	(2,428,063)	$65,611,319	$(48,159,625)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Utilities Portfolio	95%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Utilities Portfolio

Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Utilities Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2024, $6,582,258, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $124,044 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial class designates 100% and 87% and Investor class designates 100% and 87% of the dividends distributed in February and December 2024 respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.21	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817391.119
VTELIC-ANN-0325
Fidelity® Variable Insurance Products:

VIP Industrials Portfolio

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.
Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
VIP Industrials Portfolio
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Common Stocks - 99.0%
	Shares	Value ($)
UNITED STATES - 99.0%
Industrials - 98.2%
Aerospace & Defense - 23.5%
Axon Enterprise Inc (a)	3,200	1,901,824
Boeing Co (a)	56,639	10,025,103
GE Aerospace	84,156	14,036,380
General Dynamics Corp	16,000	4,215,840
HEICO Corp Class A	13,800	2,567,904
Howmet Aerospace Inc	109,188	11,941,892
Huntington Ingalls Industries Inc	5,300	1,001,541
Loar Holdings Inc (b)	200	14,782
Lockheed Martin Corp	3,248	1,578,333
Rocket Lab USA Inc Class A (a)	16,300	415,161
Standardaero Inc (b)	1,100	27,236
TransDigm Group Inc	6,700	8,490,776
		56,216,772
Air Freight & Logistics - 0.6%
CH Robinson Worldwide Inc	4,700	485,604
FedEx Corp	3,900	1,097,187
		1,582,791
Building Products - 10.9%
AZEK Co Inc/The Class A (a)	90,300	4,286,541
Carlisle Cos Inc	7,396	2,727,941
Fortune Brands Innovations Inc	60,500	4,133,965
Johnson Controls International plc	40,364	3,185,931
Simpson Manufacturing Co Inc	14,030	2,326,594
Trane Technologies PLC	25,224	9,316,484
		25,977,456
Commercial Services & Supplies - 2.6%
Cintas Corp	10,800	1,973,160
Waste Connections Inc (United States)	25,800	4,426,764
		6,399,924
Construction & Engineering - 3.8%
Comfort Systems USA Inc	4,400	1,865,864
Quanta Services Inc	16,300	5,151,615
WillScot Holdings Corp (a)	60,000	2,007,000
		9,024,479
Electrical Equipment - 14.7%
AMETEK Inc	40,500	7,300,530
Eaton Corp PLC	25,324	8,404,276
GE Vernova Inc	38,089	12,528,615
Regal Rexnord Corp	33,271	5,161,330
Vertiv Holdings Co Class A	15,600	1,772,316
		35,167,067
Ground Transportation - 10.7%
CSX Corp	25,936	836,955
Knight-Swift Transportation Holdings Inc	79,400	4,211,376
Old Dominion Freight Line Inc	21,100	3,722,040
Uber Technologies Inc (a)	80,200	4,837,664
Union Pacific Corp	36,400	8,300,656
XPO Inc (a)	28,000	3,672,200
		25,580,891
Machinery - 21.6%
Caterpillar Inc	8,000	2,902,080
Chart Industries Inc (a)	24,880	4,748,099
Deere & Co	9,200	3,898,040
Dover Corp	38,340	7,192,584
Ingersoll Rand Inc	105,032	9,501,195
ITT Inc	48,600	6,943,968
Parker-Hannifin Corp	16,180	10,290,965
Westinghouse Air Brake Technologies Corp	32,800	6,218,552
		51,695,483
Professional Services - 2.8%
KBR Inc	48,800	2,826,984
Leidos Holdings Inc	26,528	3,821,624
		6,648,608
Trading Companies & Distributors - 7.0%
Core & Main Inc Class A (a)	60,800	3,095,328
FTAI Aviation Ltd	20,900	3,010,436
United Rentals Inc	7,400	5,212,856
Watsco Inc	4,500	2,132,505
WW Grainger Inc	3,064	3,229,609
		16,680,734
TOTAL INDUSTRIALS		234,974,205

Materials - 0.8%
Construction Materials - 0.8%
Eagle Materials Inc	7,832	1,932,624
TOTAL UNITED STATES		236,906,829
TOTAL COMMON STOCKS (Cost $171,782,335)		236,906,829

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.36	2,375,909	2,376,385
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	33,597	33,599
TOTAL MONEY MARKET FUNDS (Cost $2,409,984)			2,409,984

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $174,192,319)	239,316,813
NET OTHER ASSETS (LIABILITIES) - 0.0%	(23,740)
NET ASSETS - 100.0%	239,293,073

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,179,923	57,286,106	56,089,721	61,255	77	-	2,376,385	2,375,909	0.0%
Fidelity Securities Lending Cash Central Fund	-	30,230,471	30,196,872	1,981	-	-	33,599	33,597	0.0%
Total	1,179,923	87,516,577	86,286,593	63,236	77	-	2,409,984	2,409,506

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Industrials	234,974,205	234,974,205	-	-
Materials	1,932,624	1,932,624	-	-

Money Market Funds	2,409,984	2,409,984	-	-
Total Investments in Securities:	239,316,813	239,316,813	-	-
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $32,151) - See accompanying schedule:
Unaffiliated issuers (cost $171,782,335)	$236,906,829
Fidelity Central Funds (cost $2,409,984)	2,409,984

Total Investment in Securities (cost $174,192,319)		$239,316,813
Cash		21,273
Receivable for fund shares sold		68,409
Dividends receivable		102,504
Distributions receivable from Fidelity Central Funds		6,964
Prepaid expenses		232
Total assets		239,516,195
Liabilities
Payable for fund shares redeemed	$13,536
Accrued management fee	135,057
Audit fee payable	36,806
Other payables and accrued expenses	4,123
Collateral on securities loaned	33,600
Total liabilities		223,122
Net Assets		$239,293,073
Net Assets consist of:
Paid in capital		$167,281,195
Total accumulated earnings (loss)		72,011,878
Net Assets		$239,293,073

Net Asset Value and Maximum Offering Price
Initial Class :
Net Asset Value, offering price and redemption price per share ($34,210,976 ÷ 1,349,754 shares)		$25.35
Investor Class :
Net Asset Value, offering price and redemption price per share ($205,082,097 ÷ 8,194,077 shares)		$25.03
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$1,718,397
Special dividends		211,228
Income from Fidelity Central Funds (including $1,981 from security lending)		63,236
Total income		1,992,861
Expenses
Management fee	$1,355,112
Transfer agent fees	39,298
Accounting fees	10,900
Custodian fees and expenses	10,736
Independent trustees' fees and expenses	899
Audit fees	40,787
Legal	2,320
Miscellaneous	5,230
Total expenses before reductions	1,465,282
Expense reductions	(8,205)
Total expenses after reductions		1,457,077
Net Investment income (loss)		535,784
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,536,887
Fidelity Central Funds	77
Total net realized gain (loss)		9,536,964
Change in net unrealized appreciation (depreciation) on investment securities		30,970,420
Net gain (loss)		40,507,384
Net increase (decrease) in net assets resulting from operations		$41,043,168
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$535,784	$427,215
Net realized gain (loss)	9,536,964	20,308,279
Change in net unrealized appreciation (depreciation)	30,970,420	13,074,598
Net increase (decrease) in net assets resulting from operations	41,043,168	33,810,092
Distributions to shareholders	(17,067,778)	(404,818)

Share transactions - net increase (decrease)	31,543,101	(3,303,258)
Total increase (decrease) in net assets	55,518,491	30,102,016

Net Assets
Beginning of period	183,774,582	153,672,566
End of period	$239,293,073	$183,774,582

Financial Highlights
VIP Industrials Portfolio Initial Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.40	$18.23	$23.44	$23.29	$21.98
Income from Investment Operations
Net investment income (loss) A,B	.08 C	.06 D	.05 E	(.02)	.03
Net realized and unrealized gain (loss)	4.94	4.17	(2.43)	3.57	2.57
Total from investment operations	5.02	4.23	(2.38)	3.55	2.60
Distributions from net investment income	(.17)	(.06)	(.03)	-	(.10) F
Distributions from net realized gain	(1.90)	-	(2.79)	(3.40)	(1.19) F
Total distributions	(2.07)	(.06)	(2.83) G	(3.40)	(1.29)
Net asset value, end of period	$25.35	$22.40	$18.23	$23.44	$23.29
Total Return H,I	23.64%	23.25%	(10.30)%	17.09%	12.32%
Ratios to Average Net Assets B,J,K
Expenses before reductions	.61%	.66%	.66%	.66%	.68%
Expenses net of fee waivers, if any	.61%	.66%	.66%	.66%	.68%
Expenses net of all reductions	.61%	.66%	.66%	.66%	.67%
Net investment income (loss)	.32% C	.33% D	.28% E	(.08)%	.17%
Supplemental Data
Net assets, end of period (000 omitted)	$34,211	$28,377	$25,557	$31,026	$29,873
Portfolio turnover rate L	33%	162%	83%	197%	240%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .22%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .18%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .15%.
FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
GTotal distributions per share do not sum due to rounding.
HTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
VIP Industrials Portfolio Investor Class

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$22.15	$18.02	$23.22	$23.10	$21.82
Income from Investment Operations
Net investment income (loss) A,B	.06 C	.05 D	.04 E	(.04)	.02
Net realized and unrealized gain (loss)	4.88	4.13	(2.43)	3.55	2.53
Total from investment operations	4.94	4.18	(2.39)	3.51	2.55
Distributions from net investment income	(.16)	(.05)	(.02)	-	(.08) F
Distributions from net realized gain	(1.90)	-	(2.79)	(3.39)	(1.19) F
Total distributions	(2.06)	(.05)	(2.81)	(3.39)	(1.27)
Net asset value, end of period	$25.03	$22.15	$18.02	$23.22	$23.10
Total Return G,H	23.54%	23.21%	(10.42)%	17.03%	12.19%
Ratios to Average Net Assets B,I,J
Expenses before reductions	.69%	.74%	.74%	.74%	.76%
Expenses net of fee waivers, if any	.69%	.73%	.73%	.74%	.76%
Expenses net of all reductions	.69%	.73%	.73%	.74%	.75%
Net investment income (loss)	.24% C	.26% D	.20% E	(.16)%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$205,082	$155,397	$128,115	$146,886	$135,328
Portfolio turnover rate K	33%	162%	83%	197%	240%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .14%.
DNet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.03 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .11%.
ENet investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.02 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been .08%.
FThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
GTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
HTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
VIP Industrials Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund IV (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$68,220,872
Gross unrealized depreciation	(4,533,435)
Net unrealized appreciation (depreciation)	$63,687,437
Tax Cost	$175,629,376

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$57,440
Undistributed long-term capital gain	$8,267,001
Net unrealized appreciation (depreciation) on securities and other investments	$63,687,437

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$3,009,800	$ 404,818
Long-term Capital Gains	14,057,978	-
Total	$17,067,778	$ 404,818

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
VIP Industrials Portfolio	83,925,417	69,918,412
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Initial Class	.58
Investor Class	.66

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Initial Class	.58
Investor Class	.66

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .22% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .52%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Initial Class	3,003.0630
Investor Class	36,295.1390
	39,298

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
VIP Industrials Portfolio	.0353

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
VIP Industrials Portfolio	631

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
VIP Industrials Portfolio	4,661,380	4,782,239	214,348
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
VIP Industrials Portfolio	311
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
VIP Industrials Portfolio	205	-	-
8. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $8,205.
9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
VIP Industrials Portfolio
Distributions to shareholders
Initial Class	2,588,088	80,284
Investor Class	14,479,690	324,534
Total	$17,067,778	$404,818
10. Share Transactions.
Transactions for each class of shares were as follows and may contain in-kind transactions:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
VIP Industrials Portfolio
Initial Class
Shares sold	205,460	127,931	$5,105,951	$2,538,013
Reinvestment of distributions	114,210	3,985	2,588,088	80,284
Shares redeemed	(236,572)	(267,518)	(5,571,825)	(5,139,808)
Net increase (decrease)	83,098	(135,602)	$2,122,214	$(2,521,511)
Investor Class
Shares sold	1,964,464	1,021,715	$48,519,896	$20,318,711
Reinvestment of distributions	645,517	16,313	14,479,690	324,534
Shares redeemed	(1,430,375)	(1,131,722)	(33,578,699)	(21,424,992)
Net increase (decrease)	1,179,606	(93,694)	$29,420,887	$(781,747)
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
VIP Industrials Portfolio	100%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Variable Insurance Products Fund IV and Shareholders of VIP Industrials Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VIP Industrials Portfolio (one of the funds constituting Variable Insurance Products Fund IV, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31,2024, $8,277,042, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $22,437 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

Initial Class designates 94%, 55%; Investor Class designates 99%, 57%; of the dividends distributed in February and December 2024, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
A special meeting of shareholders was held on July 16, 2024. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1
To elect a Board of Trustees.
	# of Votes	% of Votes
Bettina Doulton
Affirmative	5,501,492,681.85	94.15
Withheld	341,991,035.05	5.85
TOTAL	5,843,483,716.90	100.00
Robert A. Lawrence
Affirmative	5,480,901,467.70	93.80
Withheld	362,582,249.21	6.20
TOTAL	5,843,483,716.90	100.00
Vijay C. Advani
Affirmative	5,500,352,811.04	94.13
Withheld	343,130,905.86	5.87
TOTAL	5,843,483,716.90	100.00
Thomas P. Bostick
Affirmative	5,488,165,362.69	93.92
Withheld	355,318,354.21	6.08
TOTAL	5,843,483,716.90	100.00
Donald F. Donahue
Affirmative	5,482,960,893.76	93.83
Withheld	360,522,823.14	6.17
TOTAL	5,843,483,716.90	100.00
Vicki L. Fuller
Affirmative	5,492,283,337.89	93.99
Withheld	351,200,379.01	6.01
TOTAL	5,843,483,716.90	100.00
Patricia L. Kampling
Affirmative	5,521,992,715.20	94.50
Withheld	321,491,001.70	5.50
TOTAL	5,843,483,716.90	100.00
Thomas A. Kennedy
Affirmative	5,484,789,158.10	93.86
Withheld	358,694,558.80	6.14
TOTAL	5,843,483,716.90	100.00
Oscar Munoz
Affirmative	5,497,884,744.63	94.09
Withheld	345,598,972.27	5.91
TOTAL	5,843,483,716.90	100.00
Karen B. Peetz
Affirmative	5,503,968,240.81	94.19
Withheld	339,515,476.09	5.81
TOTAL	5,843,483,716.90	100.00
David M. Thomas
Affirmative	5,466,218,204.40	93.54
Withheld	377,265,512.50	6.46
TOTAL	5,843,483,716.90	100.00
Susan Tomasky
Affirmative	5,463,402,825.36	93.50
Withheld	380,080,891.54	6.50
TOTAL	5,843,483,716.90	100.00
Michael E. Wiley
Affirmative	5,466,838,155.74	93.55
Withheld	376,645,561.16	6.45
TOTAL	5,843,483,716.90	100.00

Proposal 1 reflects trust-wide proposal and voting results.

Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.817361.119
VCYLIC-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund IV

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025